PROSPECTUS:  May 1, 2005

PROTECTOR hVUL
Flexible Premium
Variable Universal Life Insurance Policy
                     Ameritas Variable Life Insurance Company Separate Account V


     This prospectus describes the Policy, especially its Separate Account, and should be read with the Policy. The Policy is designed to help you, the Policy Owner, provide life insurance protection while having flexibility, within limits, as to the amount and timing of premium payments, the amount of the death benefit, and how to invest your Policy value among a maximum of 20 investment options. The value of your Policy will go up or down based on the investment performance of the investment options you choose. The amount of the death benefit can also vary as a result of investment performance.

     You may allocate all or part of your Policy value among a variety of variable investment options where you have the investment risk, including possible loss of principal. (They are listed in the Investment Options section of this prospectus.)

     You may also allocate all or part of your investment to a Fixed Account fixed interest rate option where we have the investment risk and guarantee a certain return on your investment. Allocations to fund any guaranteed death benefit must be made to the Fixed Account.

Please Read this Prospectus Carefully and Keep It for Future Reference. It provides information you should consider before investing in a Policy. Prospectuses for the portfolios underlying the Subaccount variable investment options are available without charge from your sales representative or from our Service Center.

             The Securities and Exchange Commission ("SEC") does not
             pass upon the accuracy or adequacy of this prospectus,
               and has not approved or disapproved the Policy. Any
              representation to the contrary is a criminal offense.

           This prospectus may only be used to offer the Policy where the Policy may lawfully be sold. The Policy, and certain
           features described in this prospectus, may not be available in all states.

    No one is authorized to give information or make any representation about the Policy that is not in this prospectus. If anyone
                     does so, you should not rely upon it as
                           being accurate or adequate.

              NOT FDIC INSURED - MAY LOSE VALUE - NO BANK GUARANTEE
             Ameritas Variable Life Insurance Company (we, us, our)
            Service Center, P.O. Box 82550, Lincoln, Nebraska 68501.
                   1-800-745-1112. www.variable.ameritas.com
                             -------------------------

Contacting Us. To answer your questions or to send additional premium, contact your registered representative or write or call us at:

                             Ameritas Variable Life
                               Insurance Company,
                                 Service Center
                                 P.O. Box 82550
                             Lincoln, Nebraska 68501
                                       Or
                                 5900 "O" Street
                             Lincoln, Nebraska 68510
                            Telephone: 1-800-745-1112
                               Fax: 1-402-467-7335
                         Interfund Transfer Request Fax:
                                 1-402-467-7923
                            www.variable.ameritas.com

Express mail packages should be sent to our street address, not our P.O. Box address.

The Correct Form of Written Notice "in good order" is important for us to get the information we require to accurately process your Policy elections and changes. Many forms can be found on the on-line services section of our Web site. Or, call us at our toll-free number and we'll send you the form you need and tell you the information we require.

Facsimile Written Notice. To provide you with timely service you want, we accept some Written Notice by facsimile. However, by not requiring your original signature, there is a greater risk unauthorized persons can manipulate your signature and make changes on your Policy (including withdrawals) without your knowledge. We are entitled to act upon facsimile signatures that reasonably appear to us to be genuine.

                            Make checks payable to:
                   "Ameritas Variable Life Insurance Company"


TABLE OF CONTENTS                                         Begin on Page

     POLICY SUMMARY..............................................3
     CHARGES.....................................................4
     CHARGES EXPLAINED...........................................7
         Transaction Fees
           (Percent of Premium Charge, Surrender Charge,
           Partial Withdrawal Charge, Transfer Fee)
         Periodic Charges: Monthly Deductions from Policy Value
           (Cost of Insurance Charge, Administrative Charge,
           Cost of Optional Features)
         Periodic Charges: Daily Deduction from Separate Account Assets
           (Risk Charge, Portfolio Charges)
     INVESTMENT OPTIONS..........................................9
         Separate Account Variable Investment Options
         Fixed Account Fixed Interest Rate Option
         Transfers
         Third-Party Services
         Disruptive Trading Procedures
         Systematic Transfer Programs
           (Dollar Cost Averaging, Portfolio Rebalancing, Earnings Sweep) Model Asset Allocation
     OTHER IMPORTANT POLICY INFORMATION.........................16
         Policy Application and Issuance
         Policy Value
         Misstatement of Age or Sex
         Suicide
         Incontestability
         Telephone Transactions
         Lapse and Grace Period
             (Guaranteed Death Benefit)
         Reinstatement
         Delay of Payments or Transfers
         Beneficiary
         Minor Owner or Beneficiary
         Policy Changes
         "Free Look" Rights
         Optional Features
         Legal Proceedings
         How to get Financial Statements
     POLICY DISTRIBUTIONS.......................................22
         Death Benefit
         No Maturity Date
         Policy Loans
         Full Surrender
         Partial Withdrawal
         Payment of Policy Proceeds
     TAX MATTERS................................................27
         Life Insurance Qualification; Tax Treatment of Death Benefit Special Considerations for Corporations
         Tax Treatment of Loans & Other Distributions
         Other Policy Owner Tax Matters

     APPENDIX A: Optional Features..............................30
     DEFINED TERMS..............................................31
     LAST PAGE...............................................Last Page
         IMSA
         Thank You/ If You Have Questions
         Illustrations
         Statement of Additional Information;
           Registration Statement
         Reports to You

POLICY SUMMARY

Refer to the Policy for the actual and complete terms of the Policy. You may obtain a copy from us.

         The PROTECTOR hVUL policy is flexible premium variable universal life insurance. The Policy will usually be unsuitable for short-term savings or short-term life insurance needs. We are obligated to pay all amounts promised under the Policy. The Policy pays death benefit proceeds to the Policy beneficiary upon the insured's death, or pays a Cash Surrender Value to you if you surrender the Policy. The insured cannot be under age 20 or over age 80 on the insured's birthday nearest the Policy issue date. We will only issue the Policy for an initial face amount of insurance coverage of $100,000 or more.

         You have flexibility under the Policy. Within certain limits, you can vary the amount and timing of premium payments, change the death benefit, change the guaranteed death benefit period (but not less than 10 years) or funding period, and transfer amounts among the investment options. You can take out a Policy loan, make a partial withdrawal, or surrender your Policy completely, subject to certain restrictions. However, loans, partial withdrawals and surrenders may be subject to income tax and penalty tax.

         Your Policy value and Death Benefit will go up or down as a result of the investment experience of your Policy. Even if you pay Planned Periodic Premiums, your Policy could lapse if the Policy value is not enough to pay the Policy's charges.

         Buying a Policy might not be advisable if it is just replacing existing life insurance. You may wish to consult with your financial or insurance adviser.

         POLICY OPERATION & FEATURES

Premiums.
o Premium is used to create Policy value to cover Policy charges and to generate investment earnings. Minimum premium is required to be allocated to the Policy's Fixed Account to support any optional guaranteed death benefit period you select.

Charges Deducted from Premium.
o    Percentage of Premium Charge: currently 5%.

Investment Options.
o Variable investment option allocations are invested in Subaccounts of the Separate Account, which in turn invest in corresponding underlying portfolios. Fixed Account allocations are invested in our general account and we guarantee a fixed rate of interest.
o You may transfer between investments, subject to limits. Model asset allocation, dollar cost averaging, portfolio rebalancing and earnings sweep systematic investment programs are available.

Charges Deducted from Assets.
(See EXPENSES section on next pages.)

Transaction Fees:
o    Percentage of Premium Charge.
o    Surrender and partial withdrawal charges, if any.
o    Transfer fee, if any.

Periodic Charges (monthly from Policy value):
o    Cost of Insurance Charge.
o    Administrative Charges.
o    Charges for selected optional features.

Periodic Charges (daily from Separate Account assets only):
o    Risk charge.
o    Underlying portfolio investment advisory charges and operating expenses.

Loans.
o You may borrow a limited amount of Policy value. Each loan must be at least $200. Interest accrues on outstanding loan amounts. After the 5th Policy Year, loans at a lower interest rate may be available.

Surrenders.
o You can surrender the Policy in full at any time for its Cash Surrender Value, or, within limits, withdraw part of the Policy value. Applicable charges are shown in the CHARGES section, next pages.

Death Benefit.
o If you meet certain premium requirements, we will guarantee a death benefit for a certain period. See the OTHER IMPORTANT POLICY INFORMATION: Lapse & Grace Period section for details.
o You choose among two death benefit options. Death Benefit proceeds are reduced by any Policy loan balance, unpaid loan interest, and any monthly deductions due but unpaid at death.
   See the POLICY DISTRIBUTIONS: Death Benefit section for details.

Settlement Income.
o Amounts surrendered or death benefit proceeds can be paid out under several different payment options.

CHARGES

Some charges are rounded. Charges shown are maximums, and may be less in certain states.

         POLICY CHARGES

         The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Policy. The first table describes the fees and expenses that you will pay at the time that you pay a premium, surrender the Policy, or transfer Policy value between investment options. State premium taxes may also be deducted.

--------------------------------------------------- ----------------------- -------------------- --------------------
                                                                                                      Guaranteed
   TRANSACTION FEES                                       When Deducted            Current              Maximum
--------------------------------------------------- ----------------------- -------------------- --------------------
PERCENT OF PREMIUM CHARGE                           When each premium is    5% of each premium      7 1/2 % of each
                                                    paid.                         payment          premium payment
--------------------------------------------------- ----------------------- -------------------- --------------------
                                                    Upon a full surrender   Varies(1)
                                                    during the first 14     Policy Year 1:
SURRENDER CHARGE  (per $1,000 of Face Amount of     Policy Years or in      Minimum   $16.23
  insurance coverage)                               the 14 Policy Years     Maximum   $51.82     Same as current
                                                    following an increase   Example(2) $28.52
                                                    in face amount of       Fee declines each
                                                    insurance coverage.     year.
--------------------------------------------------- ----------------------- -------------------- --------------------
PARTIAL WITHDRAWAL CHARGE                           Upon each withdrawal.        2% or $25            2% or $50
     (lesser of % of withdrawal amount or dollar
amount)
--------------------------------------------------- ----------------------- -------------------- --------------------
TRANSFER FEE (per transfer)                         First 15 transfers per year:   NONE                 NONE
                                                    Each additional transfer:      NONE                  $10
--------------------------------------------------- ----------------------- -------------------- --------------------
NEW GUARANTEED DEATH BENEFIT FEE                    When a new guaranteed        $25 plus
                                                    death benefit is         $0.10 per $1,000
                                                    elected after a prior    of Face Amount of     Same as current
                                                    guaranteed death        insurance coverage.
                                                    benefit has expired
                                                    or lapsed.
--------------------------------------------------- ----------------------- -------------------- --------------------

Transaction Fees Table Footnotes:
(1) Varies in amount and duration by insured's sex, issue age, risk class, and the amount of time you have had your Policy. Taxes and penalties may also apply. Ask for a Policy illustration or see your Policy for these charges applicable to you.
(2) Assumes a male, age 45 at Policy issue and in our best risk class. Fee declines to $1.81 per $1,000 in 14th Year and zero thereafter.

         The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, to equal the annualized charges shown, not including Subaccount portfolio operating fees and expenses.

---------------------------------------------------- ---------------------- -------------------- --------------------
 PERIODIC CHARGES
(other than Subaccount portfolio operating             When Deducted              Current            Guaranteed
expenses)                                                                         (annual)        Maximum (annual)
---------------------------------------------------- ---------------------- -------------------- --------------------
DAILY DEDUCTION FROM
SEPARATE ACCOUNT ASSETS  (to equal the annual %
shown)
---------------------------------------------------- ---------------------- -------------------- --------------------
RISK CHARGE (for mortality and expense risk)                 Daily
                                  Policy Years 1-15                                0.70%                0.90%
                                   Policy Years 16+                                0.45%                0.65%
---------------------------------------------------- ---------------------- -------------------- --------------------
MONTHLY DEDUCTION FROM
POLICY VALUE
     Several of the charges below vary based on individual characteristics. The cost shown for these charges may not be representative of the charge you will pay. Ask for a Policy illustration or see your Policy for the charge applicable to you.
---------------------------------------------------- ---------------------- -------------------- --------------------
                                                                            Varies(1)            Varies(2)
BASE POLICY COST OF INSURANCE (Rate is per $1000                            Minimum    $0.17     Minimum    $0.45
of the net amount of insurance coverage at risk)           Monthly          Maximum $1000.       Maximum $1000.
                                                                            Example(7,8)$0.94    Example(7,8)  $2.33
---------------------------------------------------- ---------------------- -------------------- --------------------
ADMINISTRATIVE CHARGE                                       Monthly                   $90                 $120
---------------------------------------------------- ---------------------- -------------------- --------------------
                                                                            Varies(3)            Varies(3)
                                                                            Minimum    $0.60     Minimum    $0.60
                                                                            Maximum   $12.       Maximum   $12.
ADMINISTRATIVE CHARGE PER $1,000 OF INITIAL FACE      Monthly, for first    Example(7) $0.84     Example(7) $0.84
AMOUNT (Rate is an amount per $1,000 of initial       20 Policy Years only. Fee remains level    Fee remains level
Face Amount of insurance coverage)                                          for 15 years and     for 20 Policy Years
                                                                            grades to $0 in
                                                                            Policy Year 20
---------------------------------------------------- ---------------------- -------------------- --------------------

                                      -4-

---------------------------------------------------- ---------------------- -------------------- --------------------
                                                                            Varies(4)            Varies(4)
                                                                            Minimum       $0.60  Minimum       $0.60
                                                                            Maximum      $12.    Maximum      $12.
                                                                            Example(7)    $0.84  Example(7)    $0.84
ADMINISTRATIVE CHARGE PER $1,000 OF INCREASE IN         Monthly, for first  Fee remains level    Fee remains level
FACE AMOUNT (Rate is an amount per $1,000 of          20 Policy Years only. for 15 years and     for 20 Policy
increase in Face Amount of insurance coverage)                              grades to $0 in      Years after the
                                                                            the 20th Policy      increase
                                                                            Year after the
                                                                            increase
---------------------------------------------------- ---------------------- -------------------- --------------------
COST OF OPTIONAL FEATURES
---------------------------------------------------- ---------------------- -------------------- --------------------
   Insured Disability Benefit Rider (Rate is per            Monthly         Varies(5)
   $100 of the rider annual benefit.)                                       Minimum       $3.59
                                                                            Maximum      $21.44    Same as current
                                                                            Example(7)    $5.06
---------------------------------------------------- ---------------------- -------------------- --------------------
   Children's Protection Rider  (Flat annual rate.)         Monthly                      $52       Same as current
---------------------------------------------------- ---------------------- -------------------- --------------------
   Other Insured Rider  (Rate is per $1,000 of the          Monthly         Varies(2)            Varies(2)
   rider benefit.)                                                          Minimum       $0.95  Minimum       $1.01
                                                                            Maximum    $1000.    Maximum    $1000.
                                                                            Example (7,8) $3.24  Example (7,8) $3.45
---------------------------------------------------- ---------------------- -------------------- --------------------
   Terminal Illness Rider                                     N/A                No Cost               No Cost
---------------------------------------------------- ---------------------- -------------------- --------------------
   Legacy Asset Rider  (Rate is per $1,000 of the           Monthly         Varies(2)            Varies(2)
   rider net amount at risk.)                                               Minimum       $0.40  Minimum       $0.50
                                                                            Maximum     $282.13  Maximum     $528.83
                                                                            Example(7,8)  $0.93  Example (7,8) $1.40
---------------------------------------------------- ---------------------- -------------------- --------------------
   Waiver of Deductions Rider on Legacy                     Monthly         Varies(6)
   Asset Rider  (Rate is percentage of the total                            Minimum       0.05%
   monthly deduction not including this rider.)                             Maximum      77.66%    Same as current
                                                                            Example (7,8) 0.24%
---------------------------------------------------- ---------------------- -------------------- --------------------

Periodic Charges Table Footnotes:
(1) Rate varies by insured's sex, issue age, risk class, and the length of time the Policy has been in force.
(2)  Rate varies by insured's sex, risk class and attained age.
(3)  Rate varies by insured's sex, issue age, and risk class.
(4) Rate varies by insured's sex, and age and risk class at the time of the increase. Example charges assume increase occurs after five Policy Years.
(5) Rate varies by insured's sex, age and risk class at the time the rider is added to the Policy.
(6)  Rate varies by insured's attained age
(7) "Example" charges assume an insured who is male, best risk class, age 45 when Policy is issued or rider is added to the Policy.
(8) "Example" charges assume Policy is in its first Policy Year.

         We currently do not assess a separate charge against our Separate Account or Fixed Account for any income taxes. We may, however, make such a charge in the future if income or gains within the Separate Account will incur any income tax liability, or if tax treatment of our Company changes.

         The next table describes net interest rates charged on amounts borrowed from the Policy.

--------------------------------------------------- ----------------------- -------------------- --------------------
                                                                                                    Guaranteed
NET INTEREST CHARGED ON LOANS                           When Deducted             Current             Maximum
--------------------------------------------------- ----------------------- -------------------- --------------------
LOAN ACCOUNT  (effective annual rates)
        Regular Loans                                   Upon each Policy            2%                  2.5%
        Reduced Rate Loans  (available only after        anniversary.
                           the 5th Policy Year)                                     0%                  0.5%
--------------------------------------------------- ----------------------- -------------------- --------------------

         PORTFOLIO COMPANY OPERATING EXPENSES  (as of 12/31/2004)

         The next table shows the minimum and maximum total operating expenses charged by the portfolio companies, before any waivers or reductions, that you may pay periodically during the time that you own the contract, followed by a table showing additional information for each portfolio company. More detail concerning each portfolio company's fees and expenses is contained in the prospectus for each portfolio company.

---------------------------------------------------------------------------- -------------------- ----------------
TOTAL ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES
     Expenses that are deducted from portfolio company assets, including            Minimum           Maximum
     management fees, distribution and/or service (12b-1) fees, and other expenses
---------------------------------------------------------------------------- -------------------- ----------------
Before any Waivers and Reductions                                                   0.37% (1)        2. 18% (2)
---------------------------------------------------------------------------- -------------------- ----------------
After any Waivers and Reductions (explained in the footnotes to the next            0.36% (1)        2. 18% (2)
table showing each individual portfolio's expenses)
---------------------------------------------------------------------------- -------------------- ----------------
(1) Ameritas Money Market Portfolio.
(2) Calvert CVS Social International Equity Portfolio.

-----------------------------------------------------------------------------------------------------------------------
                                                                               Total                   Total Expenses
Subaccount's underlying                           Management      Other      Portfolio  Waivers and  after waivers and
Portfolio Name                                       Fees         Fees         Fees      Reductions  reductions, if any
------------------------------------------------ ------------ ------------- ----------- ------------ ------------------
ALGER Class O
o   Alger American Balanced                          0.75%        0.12%        0.87%        -            0.87%
AMERICAN CENTURY (R)
o   VP Income & Growth                               0.70%        -            0.70%        -            0.70%
AMERITAS PORTFOLIOS (subadvisor) (1), (2)
o   Ameritas Core Strategies (Thornburg)             0.82%        0.15%        0.97%       0.02%         0.95%
o   Ameritas Growth (Fred Alger)                     0.81%        0.16%        0.97%       0.08%         0.89%
o   Ameritas Index 500 * (State Street)              0.29%        0.24%        0.53%       0.15%         0.38%
o   Ameritas MidCap Growth (Fred Alger)              0.87%        0.19%        1.06%       0.12%         0.94%
o   Ameritas Money Market (Calvert)                  0.25%        0.12%        0.37%       0.01%         0.36%
o   Ameritas Select (Harris/Oakmark)                 1.07%        0.15%        1.22%        -            1.22%
o   Ameritas Small Capitalization (Eagle)            0.98%        0.31%        1.29%       0.29%         1.00%
o   Ameritas Small Company Equity (Babson)           1.33%        0.28%        1.61%       0.11%         1.50%
CALVERT PORTFOLIOS
o   CVS Income                                       0.70%        0.33%        1.03%       0.05%         0.98% (3)
o   CVS Social Balanced                              0.70%        0.21%        0.91%        -            0.91%
o   CVS Social Equity                                0.70%        0.65%        1.35%       0.27%         1.08% (3)
o   CVS Social International Equity                  1.10%        1.08%        2.18%        -            2.18% (4)
o   CVS Social Mid Cap Growth                        0.90%        0.27%        1.17%        -            1.17% (4)
o   CVS Social Small Cap Growth                      1.00%        0.39%        1.39%        -            1.39% (4)
FIDELITY (R) (Initial Class)
o   VIP Contrafund (R)                               0.57%        0.11%        0.68%        -            0.68% (5)
o   VIP Equity-Income                                0.47%        0.11%        0.58%        -            0.58% (5)
o   VIP Growth                                       0.58%        0.10%        0.68%        -            0.68% (5)
o   VIP High Income                                  0.58%        0.13%        0.71%        -            0.71%
o   VIP Investment Grade Bond                        0.43%        0.13%        0.56%        -            0.56%
o   VIP Overseas                                     0.72%        0.19%        0.91%        -            0.91% (5)
MFS
o   Strategic Income                                 0.75%        0.33%        1.08%       0.18% (6)     0.90%
o   Utilities                                        0.75%        0.14%        0.89%        -            0.89% (7)
SUMMIT PINNACLE SERIES (8)
o   Nasdaq-100 Index                                 0.35%        0.30%        0.65%        -            0.65%
o   Russell 2000 Small Cap Index                     0.35%        0.40%        0.75%        -            0.75%
o   S&P MidCap 400 Index                             0.30%        0.26%        0.56%        -            0.56%
THIRD AVENUE
o   Third Avenue Value                               0.90%        0.31%        1.21%        -            1.21%
VAN KAMPEN
o   Emerging Markets Equity - Class I (9)            1.25%        0.46%        1.71%        -            1.71%
o   U.S. Real Estate - Class I (9), (10)             0.76%        0.26%        1.02%        -            1.02%
-------------------------------------------------------------------------------------------------------------

(1) The portfolio Advisor (AIC) has contractually agreed to limit annual portfolio operating expenses through April 30, 2006, as reflected above, except for Ameritas Select, which has a cap of 1.50%. Under the terms of the contractual expense limitation, operating expenses do not include interest expense, brokerage commissions, taxes and extraordinary expenses. Each portfolio has an expense offset arrangement with the custodian bank whereby the custodian and transfer agent fees may be paid indirectly by credits on the portfolio's uninvested cash balances. These credits are used to reduce the Portfolio's expenses. To the extent the credit, if any, reduces portfolio expenses, the Advisor's obligation under the contractual expense limitation is reduced and the Advisor also benefits from the expense offset arrangement.

(2) Management fee for the Ameritas Portfolios include both the investment advisory fee and administrative service fee. The administrative service fee is 0.05% of the portfolio's average daily net assets with a minimum of $50,000.

(3) The Advisor has contractually agreed to limit annual portfolio operating expenses through April 30, 2006 to 0.98% for CVS Income Portfolio and 1.08% for CVS Social Equity Portfolio. Under the terms of the contractual expense limitation, operating expenses do not include interest expense, brokerage commissions, taxes and extraordinary expenses. Each portfolio has an expense offset arrangement with the custodian bank whereby the custodian and transfer agent fees may be paid indirectly by credits on the portfolio's uninvested cash balances. These credits are used to reduce the Portfolio's expenses. To the extent the credit, if any, reduces portfolio expenses, the Advisor's obligation under the contractual expense limitation is reduced and the Advisor also benefits from the expense offset arrangement.

(4) "Total Fees" reflect an indirect fee and fees before waivers. Indirect fees result from the portfolio's offset arrangement with the custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the portfolio's uninvested cash balances. These credits are used to reduce the portfolio's expenses. Net operating expenses after reductions for fees paid indirectly and fee waivers would be as follows:

                 CVS Social International Equity                2.02%
                 CVS Social Mid Cap Growth                      1.15%
                 CVS Social Small Cap Growth                    1.31%

(5) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. These offsets may be discontinued at any time. Including these reductions, the total operating expenses would have been:
                 VIP Contrafund: Initial Class                  0.66%
                 VIP Equity-Income: Initial Class               0.57%
                 VIP Growth: Initial Class                      0.65%
                 VIP Overseas: Initial Class                    0.87%

(6) MFS has contractually agreed, subject to reimbursement, to bear the portfolio's expenses such that "Other Fees" do not exceed 0.15% annually. This expense limitation arrangement excludes management fees, taxes, extraordinary expenses, brokerage and transaction costs and expenses associated with the series investing activities. This contractual fee arrangement will continue until at least April 30, 2006, unless the board of trustees which oversees the fund consents to any earlier revision or termination of this arrangement.

(7) Each MFS series has an expense offset arrangement that reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may have entered into or may enter into brokerage arrangements that reduce or recapture series' expenses. "Other Fees" do not take into account these expense reductions and are therefore higher than the actual expenses of the series. Had these expense reductions been taken into account, "Total Expenses (reflecting waivers and/or reimbursements, if any)" would be lower and would equal 0.88%.

(8) Total operating expenses in excess of those stated for each Summit portfolio are paid by the investment adviser. The S&P MidCap 400(R) Index is a trademark of The McGraw-Hill Companies, Inc. The Nasdaq-100(R) Index is a trademark of The Nasdaq Stock Market, Inc. The Russell 2000(R) Index is a trademark of the Frank Russell Company. These trademarks have been licensed for use by Summit Mutual Funds. The Funds are not sponsored, endorsed, sold or promoted by any of the licensing organizations, and they make no representation or warranty regarding the Funds, and bear no liability with respect to the Funds.

(9) The fees disclosed reflect gross ratios prior to any voluntary waivers/reimbursements of expenses by the adviser. The adviser has voluntarily agreed to waive a portion or all of its management fee and/or reimburse expenses to the extent necessary so that total annual operating expenses, excluding certain investment related expenses such as foreign country tax expense and interest expense on borrowing, do not exceed the "Operating Expense Limitation" in the below table. The adviser may terminate these voluntary waivers at any time at its sole discretion. After such reductions, the "Management Fee", "Other Expenses" and "Total Annual Expenses", would be as follows:

                                                 Operating
                                                  Expense        Management     Other     Total Annual
                  Van Kampen                     Limitation         Fees      Expenses      Expenses

                  Emerging Markets Equity           1.65%          1.19%        0.46%         1.65%
                       Class I

(10) Expense information has been restated to reflect current fees in effect as of November 1, 2004.

* "Standard & Poor's(R)", "S&P(R)", "S&P 500(R)", "Standard & Poor's 500", and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by us. The Product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Product. The Statement of Additional Information sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P as set forth in the Licensing Agreement between us and S&P.

We provide shareholder support and marketing services for some Subaccount portfolio investment advisers in return for annual compensation of between 0.05% and 0.25% of Subaccount assets. This compensation is reflected in the Portfolio expenses shown above.

CHARGES EXPLAINED

         TRANSACTION FEES

o        Percent of Premium Charge
         We currently deduct a percentage of each Policy premium payment we receive as a Percent of Premium Charge. This charge partially offsets premium taxes imposed by some States and local governments and federal taxes on certain capitalized acquisition expenses.

o        Surrender Charge
         Upon a full surrender of your Policy, we deduct a Surrender Charge from the total Policy value. The amount of this charge varies by the insured's sex, issue age (or attained age at the time of any increase), risk class, face amount of insurance coverage, and the length of time the Policy has been in force. The Surrender Charge duration is 14 years. The Surrender Charge applies from the Policy issue date as to the initial face amount of insurance coverage, and from the date of any increase as to increases in the face amount. Ask for a Policy illustration or see your Policy for these charges applicable to you. Taxes and tax penalties may apply.

o        Partial Withdrawal Charge
         Upon a partial withdrawal from your Policy, we will deduct a Partial Withdrawal Charge. This fee will be deducted from the investment options and in the same allocation as your partial withdrawal allocation instruction; if that is not possible (due to insufficient value in one of the investment options you elect) or you have not given such instructions, we will deduct this fee on a pro-rata basis from balances in all Subaccounts and the Fixed Account. Taxes and tax penalties may apply.

o        Transfer Fee
         We may charge a Transfer Fee for any transfer in excess of 15 transfers per Policy Year. This fee may be deducted only from Policy investment options you designate; if that is not possible (due to insufficient value in an investment option you elect) or you have not provided such instructions, we will deduct this fee on a pro-rata basis from balances in all Subaccounts and the Fixed Account.

         PERIODIC CHARGES: MONTHLY DEDUCTIONS FROM POLICY VALUE

         The following charges are deducted from Policy value on each Policy Monthly Anniversary.

o        Cost of Insurance Charge
         The cost of insurance rate per $1,000 of net amount at risk cannot exceed the guaranteed cost of insurance rate that is set forth in the Policy. The maximum cost of insurance each month can be determined by using the guaranteed cost of insurance rate in the formula below for cost of insurance.

         The cost of insurance charge is for providing insurance protection under the Policy. Because the cost of insurance charge depends upon several variables, the cost for each Policy Month can vary from month to month. The cost of insurance rate for the initial face amount of insurance coverage varies by the insured's sex, issue age, risk class and the length of time the Policy has been in force. The cost of insurance rate for an increase in face amount varies by the insured's sex, age and risk class at the time of the increase, and the length of time the Policy has been in force since the increase. We may use current cost of insurance rates less than those shown in the Policy, and reserve the right to change them so long as they do not exceed the rates shown in the Policy. Changes will equally apply to similarly situated Policy Owners and be based on changes in future expectations of factors such as investment earnings, mortality, persistency, and expenses. We expect a profit from this charge. Ask for a Policy illustration or see your Policy for these charges applicable to you.

The Cost of Insurance each month equals:
-    The "Net Amount at Risk" for the month; multiplied by
-    The cost of insurance rate per $1,000 of net amount at risk; divided by
-    $1,000.

The Net Amount at Risk in any month equals:
- The death benefit on the Policy Monthly Anniversary, discounted at the guaranteed rate of interest for the Fixed Account for one month; minus
- The Policy value on the Policy Monthly Anniversary after deducting the charge for any optional features selected and the administrative charges but not the cost of insurance charge.

o        Administrative Charge,
         Administrative Charge per $1,000 of Initial Face Amount, and Administrative Charge per $1,000 of Increase in Face Amount

         These administrative charges partially compensate us for our costs in issuing and administering the Policy and operating the Separate Account.

o        Cost of Optional Features
         The cost for any optional features you select (sometimes called Policy "Riders") is also deducted monthly from Policy value. See the CHARGES section for information about the costs of these features, and refer to APPENDIX A for descriptions of these features. Optional features may not be available in all states.

o        Assessing the Monthly Deductions
         If a guaranteed death benefit is not in effect, you may tell us how to allocate your Policy's total monthly deduction among the investment options, provided that the Policy value remaining in any selected investment option is at least $100. If you do not, or if there is not enough Policy value in any selected investment option, we will allocate the deduction pro-rata among the investment options.

         If a guaranteed death benefit is in effect, we will deduct the corridor portion of the cost of insurance charge pro-rata from the variable investment options to the extent possible and will deduct any remaining amount from the fixed account to the extent possible. We will waive any part of the remainder of the monthly deductions we are unable to collect from the fixed account.

         PERIODIC CHARGES: DAILY DEDUCTION FROM SEPARATE ACCOUNT ASSETS

         The following charges are applied daily to Separate Account assets in determining the daily Accumulation Unit value of each Subaccount.

o        Risk Charge
         The Risk Charge is for the mortality risks we assume - that insureds may live for shorter periods of time than we estimate, and also compensates us for the Policy expense risks we assume. If this charge exceeds our actual costs to cover these risks, the excess goes to our general account. Conversely, if this charge is not enough, we bear the additional expense, not you. We expect a profit from this charge.

o        Portfolio Charges
         Each Subaccount's underlying portfolio has investment advisory expenses. These expenses, as of the end of each portfolio's last fiscal year, are stated in this prospectus' CHARGES section and described in more detail in each fund's prospectus. A portfolio's charges and expenses are not deducted from your Policy value. Instead, they are reflected in the daily value of portfolio shares which, in turn, will affect the daily Accumulation Unit value of the Subaccounts. These charges and expenses help to pay the portfolio's investment adviser and operating expenses.

INVESTMENT OPTIONS

         The Policy allows you to choose up to 20 investment options - each chosen for its potential to meet specific investment objectives.

         You may allocate all or a part of your premiums among the Separate Account variable investment options or the Fixed Account fixed interest rate option. However, minimum premium is required to be allocated to the Policy's Fixed Account to support any optional guaranteed death benefit period you select. Allocations must be in whole percentages and total 100%. The variable investment options, which invest in underlying portfolios, are listed and described below.

The value of your Policy will go up or down based on the investment performance of the variable investment options you choose. Please consider carefully, and on a continuing basis, which investment options best suit your long-term investment objectives and risk tolerance.

         SEPARATE ACCOUNT VARIABLE INVESTMENT OPTIONS

         The Separate Account provides you with variable investment options in the form of underlying portfolio investments. Each underlying portfolio is an open-end investment management company. When you allocate investments to an underlying portfolio, those investments are placed in a Subaccount of the Separate Account corresponding to that portfolio, and the Subaccount in turn invests in the portfolio. The Policy value of your Policy depends directly on the investment performance of the portfolios that you select.

         The Separate Account is registered with the SEC as a unit investment trust. However, the SEC does not supervise the management or the investment practices or policies of the Separate Account or us. Under Nebraska law, we own the Separate Account assets, but they are held separately from our other assets and are not charged with any liability or credited with any gain of business unrelated to the Separate Account. Any and all distributions made by the underlying portfolios, with respect to the shares held by the Separate Account, will be reinvested in additional shares at net asset value. We are responsible to you for meeting the obligations of the Policy, but we do not guarantee the investment performance of any of the variable investment options' underlying portfolios. We do not make any representations about their future performance.

         The underlying portfolios in the Separate Account are NOT publicly traded mutual funds, and are NOT the same as other publicly traded mutual funds with very similar names. They are only available as separate account investment options in life insurance or variable annuity policies issued by insurance companies, or through participation in certain qualified pension or retirement plans.
         Even if the investment options and policies of some underlying portfolios available under the Policy may be very similar to the investment objectives and policies of publicly traded mutual funds that may be managed by the same investment adviser, the investment performance and results of the portfolios available under the Policy may vary significantly from the investment results of such other publicly traded mutual funds.
         You should read the prospectuses for the underlying portfolios together with this prospectus for more information.

        You bear the risk that the variable investment options you select may fail to meet their objectives, that they could decrease in value, and that you could lose principal.

         Each Subaccount's underlying portfolio operates as a separate variable investment option, and the income or losses of one generally has no effect on the investment performance of any other. Complete descriptions of each variable investment option's investment objectives and restrictions and other material information related to an investment in the variable investment option are contained in the prospectuses for each of the series funds which accompany this prospectus.

---------------------------------------------- -----------------------------------------------------------------------
              Separate Account
                 Portfolio                                  Summary of Investment Strategy/Fund Type
---------------------------------------------- -----------------------------------------------------------------------
              ALGER (Class O)                                Offered through The Alger American Fund
                                                              Advised by Fred Alger Management, Inc.
---------------------------------------------- -----------------------------------------------------------------------
Alger American Balanced                        Income and Growth.
---------------------------------------------- -----------------------------------------------------------------------
              AMERICAN CENTURY                      Offered through American Century Variable Portfolios, Inc.
                                                     Advised by American Century Investment Management, Inc.
---------------------------------------------- -----------------------------------------------------------------------
VP Income & Growth                             Income and Growth.
---------------------------------------------- -----------------------------------------------------------------------
      AMERITAS PORTFOLIOS (subadvisor)          Offered through Calvert Variable Series, Inc. Ameritas Portfolios
                                                               Advised by Ameritas Investment Corp.
---------------------------------------------- -----------------------------------------------------------------------
Ameritas Core Strategies - Thornburg           Growth.
Investment Management, Inc. (Thornburg)
---------------------------------------------- -----------------------------------------------------------------------
Ameritas Growth - Fred Alger Management,       Growth.
Inc. (Fred Alger)
---------------------------------------------- -----------------------------------------------------------------------
Ameritas Index 500 - State Street Global       Common stocks of U.S. companies on the S&P 500 Index.
Advisors (State Street)
---------------------------------------------- -----------------------------------------------------------------------
Ameritas MidCap Growth - Fred Alger            Growth.
---------------------------------------------- -----------------------------------------------------------------------
Ameritas Money Market - -Calvert Asset         Money Market
Management Company, Inc. (Calvert)
---------------------------------------------- -----------------------------------------------------------------------
Ameritas Select - Harris Associates, Inc.      Growth.
(Harris/Oakmark)
---------------------------------------------- -----------------------------------------------------------------------
Ameritas Small Company Equity - David L.       Growth.
Babson & Company Inc. (Babson)
---------------------------------------------- -----------------------------------------------------------------------
Ameritas Small Capitalization - Eagle Asset    Growth.
Management, Inc. (Eagle)
---------------------------------------------- -----------------------------------------------------------------------
             CALVERT PORTFOLIOS                  Offered through Calvert Variable Series, Inc. Calvert Portfolios
                                                        Advised by Calvert Asset Management Company, Inc.
---------------------------------------------- -----------------------------------------------------------------------
CVS Income                                     Income.
---------------------------------------------- -----------------------------------------------------------------------
CVS Social Balanced                            Income and Growth.
---------------------------------------------- -----------------------------------------------------------------------
CVS Social Equity                              Growth.
---------------------------------------------- -----------------------------------------------------------------------
CVS Social International Equity                Growth.
---------------------------------------------- -----------------------------------------------------------------------
CVS Social Mid Cap Growth                      Growth.
---------------------------------------------- -----------------------------------------------------------------------
CVS Social Small Cap Growth                    Growth.
---------------------------------------------- -----------------------------------------------------------------------
          FIDELITY (Initial Class)                         Offered through Variable Insurance Products
                                                       Advised by Fidelity Management and Research Company
---------------------------------------------- -----------------------------------------------------------------------
VIP Contrafund(R)                              Common stocks of companies whose value is not fully recognized.
                                               Investment objective is long-term capital growth.
---------------------------------------------- -----------------------------------------------------------------------
VIP Equity-Income                              Income.
---------------------------------------------- -----------------------------------------------------------------------
VIP Growth                                     Growth.
---------------------------------------------- -----------------------------------------------------------------------
VIP High Income                                Income.
---------------------------------------------- -----------------------------------------------------------------------
VIP Investment Grade Bond                      Bond.
---------------------------------------------- -----------------------------------------------------------------------
VIP Overseas                                   Income and Growth.
---------------------------------------------- -----------------------------------------------------------------------
                     MFS                                   Offered through MFS Variable Insurance Trust
                                                       Advised by Massachusetts Financial Services Company
---------------------------------------------- -----------------------------------------------------------------------
Strategic Income                               Income.
---------------------------------------------- -----------------------------------------------------------------------
Utilities                                      Income.
---------------------------------------------- -----------------------------------------------------------------------
           SUMMIT PINNACLE SERIES                Offered through Summit Mutual Funds Inc. Summit Pinnacle Series
                                                           Advised by Summit Investment Partners, Inc.
---------------------------------------------- -----------------------------------------------------------------------
Nasdaq-100 Index                               Growth.
---------------------------------------------- -----------------------------------------------------------------------
Russell 2000 Small Cap Index                   Growth.
---------------------------------------------- -----------------------------------------------------------------------
S&P MidCap 400 Index                           Growth.
---------------------------------------------- -----------------------------------------------------------------------
                THIRD AVENUE                            Offered through Third Avenue Variable Series Trust
                                                              Advised by Third Avenue Management LLC
---------------------------------------------- -----------------------------------------------------------------------
Third Avenue Value                             Long-term capital appreciation.
---------------------------------------------- -----------------------------------------------------------------------
                                                     Offered through The Universal Institutional Funds, Inc.
                 VAN KAMPEN                           Advised by Morgan Stanley Investment Management, Inc.
                                                                         dba "Van Kampen"
---------------------------------------------- -----------------------------------------------------------------------
                                               Long-term capital appreciation by investing primarily in
Emerging Markets Equity - Class I              growth-oriented equity securities of issuers in emerging markets countries.
---------------------------------------------- -----------------------------------------------------------------------
U.S. Real Estate - Class I                     Above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S.
                                               real estate industry, including real estate investment trusts.
---------------------------------------------- -----------------------------------------------------------------------

o        Adding, Deleting, or Substituting Variable Investment Options
         We do not control the Subaccounts' underlying portfolios, so we cannot guarantee that any of the portfolios will always be available. We retain the right to change the investments of the Separate Account, and to eliminate the shares of any Subaccount's underlying portfolio and substitute shares of another series fund portfolio. If the shares of the underlying portfolio are no longer available for investment or if, in our judgment, investment in the portfolio would be inappropriate in view of the purposes of the Separate Account, we will first notify you and receive any necessary SEC and state approval before making such a change.

         New Separate Account underlying portfolios may be added, or existing funds eliminated, when, in our sole discretion, conditions warrant a change. If a portfolio is eliminated, we will ask you to reallocate any amount in the eliminated portfolio. If you do not reallocate these amounts, we will automatically reinvest them in the Ameritas Money Market Subaccount.

         If we make a portfolio substitution or change, we may change the Policy to reflect the substitution or change. Our Separate Account may be (i) operated as an investment management company or any other form permitted by law, (ii) deregistered with the SEC if registration is no longer required, or (iii) combined with one or more other separate accounts. To the extent permitted by law, we also may transfer assets of the Separate Account to other accounts.

o        Voting Rights
         As a Policy Owner, you may have voting rights in the portfolios whose shares underlie the Subaccounts in which you invest. You will receive proxy material, reports, and other materials relating to each underlying portfolio in which you have voting rights.

         If you send us written voting instructions, we will follow your instructions in voting the portfolio shares attributable to your Policy. If you do not send us written instructions, we will vote those shares in the same proportions as we vote the shares for which we have received instructions from other Policy Owners. We will vote shares that we hold in the same proportions as we vote the shares for which we receive instructions from other Policy Owners. The underlying portfolios may not hold routine annual shareholder meetings.

FIXED ACCOUNT FIXED INTEREST RATE OPTION

         There is one fixed interest rate option ("Fixed Account"), where we bear the investment risk. We guarantee that you will earn a minimum interest rate that will yield at least 3% per year, compounded annually. We may declare a higher current interest rate. We have sole discretion over how assets allocated to the Fixed Account are invested, and we bear the risk that those assets will perform better or worse than the amount of interest we have declared. The focus of this prospectus is to disclose the Separate Account aspects of the Policy. Refer to the Policy for additional details regarding the Fixed Account.

All amounts allocated to the Fixed Account become assets of our general account. Interest in the general account has not been registered with the SEC and is not subject to SEC regulation. Therefore, SEC staff have not reviewed the Fixed Account disclosures in this prospectus.

         TRANSFERS

         Subject to restrictions during the "right to examine period", you may transfer Policy value from one Subaccount to another, from the Separate Account to the Fixed Account, or from the Fixed Account to any Subaccount, subject to these rules:

         Transfer Rules:
          o A transfer is considered any single request to move assets between one or more investment options.
          o We must receive notice of the transfer at our Service center Trading Unit - either Written Notice, an authorized telephone transaction, fax or by Internet when available. Our Trading Unit facsimile number is 402-467-7923. Transfers will be processed on the business day they are received by our Trading Unit before 3:00 p.m. Central Time. You must be available to receive a confirmation telephone call for any faxed transfer requests sent to us, or your trade may not be processed until it is confirmed.
          o The transferred amount must be at least $250, or the entire Subaccount value if it is less. (If the value remaining after a transfer will be less than $100 in a Subaccount, we will include that amount as part of the transfer.)
               - If the Dollar Cost Averaging systematic transfer program is used, then the minimum transfer amount out of a Subaccount is the lesser of $100 or the balance in the Subaccount.
               - The Portfolio Rebalancing and Earnings Sweep systematic transfer programs have no minimum transfer limits.
          o The first 15 transfers each Policy Year are free. Thereafter, transfers may result in a $10 charge for each transfer. See the EXPENSES EXPLAINED section of this Prospectus for information about how this charge is applied. This fee is not subtracted from the amount of the transfer. Transfers under any systematic transfer program do count toward the 15 free transfer limit.
          o A transfer from the Fixed Account (except made pursuant to a systematic transfer program):
               -    may be made only once each Policy Year;
               -    may be delayed up to six months;
               -    is limited during any Policy Year to the greater of:
                    - 25% of the Fixed account value on the date of the transfer during that Policy Year;
                    - the greatest amount of any similar transfer out of the Fixed Account during the previous 13 months; or
                    -    $1,000.
          o If the Policy value in any Subaccount falls below $100, we may transfer the remaining balance, without charge, to the Ameritas Money Market Subaccount.

         THIRD-PARTY SERVICES

         Where permitted and subject to our rules (including those Transfer Rules above regarding rejection of a transfer request), we may accept your authorization to have a third party (such as your sales representative or someone else you name) exercise transfers or investment allocations on your behalf. Third-party transfers and allocations are subject to the same rules as all other transfers and allocations. You can make this election on the application or by sending us Written Notice on a form provided by us. Please note that any person or entity you authorize to make transfers or allocations on your behalf, including any investment advisory, asset allocation, money management or timing service, does so independently from any agency relationship they may have with us for the sale of the Policies. They are accountable to you alone for such transfers or allocations. We are not responsible for such transfers or allocations on your behalf, or recommendations to you, by such third-party services. You should be aware that charges assessed by such third parties for their service are separate from and in addition to charges paid under the Policy.

DISRUPTIVE TRADING PROCEDURES

         The Policy is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the market. Such frequent trading, programmed transfers, or transfers that are large in relation to the total assets of a Subaccount's underlying portfolio can disrupt management of a Subaccount's underlying portfolio and raise expenses. This in turn can hurt performance of an affected Subaccount and therefore hurt your Policy's performance.

Organizations or individuals that use market timing investment strategies and make frequent or other disruptive transfers should not purchase the Policy, unless such transfers are limited to Subaccounts whose underlying portfolio prospectus specifically permits such transfers.

         We reserve the right to reject or restrict, in our sole discretion, transfers initiated by a market timing organization or individual or other party authorized to give transfer instructions. We further reserve the right to impose restrictions on transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other Policy Owners. Restrictions may include changing, suspending or terminating telephone, on-line and facsimile transfer privileges. We will also enforce any Subaccount underlying portfolio manager's own restrictions imposed upon transfers considered by the manager to be disruptive. Our disruptive trading procedures may vary from Subaccount to Subaccount, and may also vary due to differences in operational systems and contract provisions. Any Subaccount restrictions will be uniformly applied.

         There is no assurance that the measures we take will be effective in preventing market timing or other excessive transfer activity. Our ability to detect and deter disruptive trading and to consistently apply our disruptive trading procedures may be limited by operational systems and technological limitations. The discretionary nature of our disruptive trading procedures may result in some Policy owners being able to market time, while other Policy owners bear the harm associated with timing. Also, because other insurance companies and retirement plans may invest in Subaccount underlying portfolios, we cannot guarantee that Subaccount underlying portfolios will not suffer harm from disruptive trading within contracts issued by them.

         Excessive Transfers
         We reserve the right to restrict transfers if we determine you are engaging in a pattern of transfers that may disadvantage Policy Owners. In making this determination, we will consider, among other things:
          o    the total dollar amount being transferred;
          o    the number of transfers you make over a period of time;
          o whether your transfers follow a pattern designed to take advantage of short term market fluctuations, particularly within certain Subaccount underlying portfolios;
          o whether your transfers are part of a group of transfers made by a third party on behalf of individual Policy Owners in the group; and
          o the investment objectives and/or size of the Subaccount underlying portfolio.

         Third Party Traders
         We reserve the right to restrict transfers by any firm or any other third party authorized to initiate transfers on behalf of multiple Policy Owners if we determine such third party trader is engaging in a pattern of transfers that may disadvantage Policy Owners. In making this determination, we may, among other things:
          o    reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Policy Owner, or
          o    reject the transfer or exchange instructions of individual Policy
               Owners who have executed transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Policy Owner.

       We will notify affected Policy Owners before we limit transfers, modify transfer procedures or refuse to complete a transfer.

         SYSTEMATIC TRANSFER PROGRAMS (applies to variable investment options only; does not apply to the Fixed Account)

         Transfers under any systematic transfer program do count toward the 15 free transfer limit. We reserve the right to alter or terminate any systematic transfer program upon thirty days advance written notice. Only one systematic transfer program may be utilized at a time.

o        Dollar Cost Averaging
         The Dollar Cost Averaging program allows you to automatically transfer, on a periodic basis, a set dollar amount or percentage from the Ameritas Money Market Subaccount or the Fixed Account to any other Subaccount(s) or the Fixed Account. Requested percentages are converted to a dollar amount. You can begin Dollar Cost Averaging when you purchase the Policy or later. You can increase or decrease the amount or percentage of transfers or discontinue the program at any time. Dollar Cost Averaging is intended to limit loss by resulting in the purchase of more Accumulation Units when a portfolio's value is low, and fewer units when its value is high. However, there is no guarantee that such a program will result in a higher Policy value, protect against a loss, or otherwise achieve your investment goals.

         Dollar Cost Averaging Rules:
          o There is no additional charge for the Dollar Cost Averaging program.
          o We must receive notice of your election and any changed instruction - either Written Notice, by telephone transaction instruction, or by Internet when available.
          o    Transfers can only occur monthly.
          o The minimum transfer amount out of the Ameritas Money Market Subaccount is the lesser of $250 or the balance in the Subaccount. There is no maximum transfer amount limitation applicable to any of the Subaccounts.
          o Dollar Cost Averaging program transfers cannot begin before the end of a Policy's "right to examine" period.
          o You may specify that transfers be made on the 1st through the 28th day of the month. Transfers will be made on the date you specify (or if that is not a Business Day, then on the next Business Day). If you do not select a date, the program will begin on the next Policy Month Anniversary following the date the Policy's "right to examine" period ends.
          o You can limit the number of transfers to be made, in which case the program will end when that number has been made. Otherwise, the program will terminate when the amount remaining in the Ameritas Money Market Subaccount is less than $250.
          o Dollar Cost Averaging is not available when the Portfolio Rebalancing Program is elected.

o        Portfolio Rebalancing
         The Portfolio Rebalancing program allows you to rebalance your Policy value among designated Subaccounts only as you instruct. You may change your rebalancing allocation instructions at any time. Any change will be effective when the next rebalancing occurs.

         Portfolio Rebalancing Program Rules:
          o There is no additional charge for the Portfolio Rebalancing program.
          o    Fixed Account cannot be rebalanced pursuant to this program.
          o You must request the rebalancing program, give us your rebalancing instructions, or request to end this program either by Written Notice, by telephone transaction instruction, or by Internet when available.
          o You may have rebalancing occur quarterly, semi-annually or annually.
          o Portfolio Rebalancing is not available when the Dollar Cost Averaging Program is elected.

o        Earnings Sweep
         The Earnings Sweep program allows you to rebalance your Policy value by automatically allocating earnings from your Subaccounts among designated investment options (Subaccounts or the Fixed Account), either based on your original Policy allocation of premiums or pursuant to new allocation instructions. You may change your Earnings Sweep program instructions at any time. Any change will be effective when the next sweep occurs.

         Earnings Sweep Program Rules:
          o    There is no additional charge for the Earnings Sweep program.
          o    The Fixed Account is included in this program.
          o You must request the Earnings Sweep program, give us your allocation instructions, or request to end this program either by Written Notice, by telephone transaction instruction, or by Internet when available.
          o You may have your earnings sweep quarterly, semi-annually or annually.

  MODEL ASSET ALLOCATION PROGRAM (Applies to variable investment options only.)

         We may offer a model asset allocation program. However, you always have the ability to construct your own asset allocation plan from among the investment options available in your Policy. Model asset allocation programs are intended to match model risk tolerance and investment objectives with the investment options available in your Policy.

         To assist you in your selection of an asset allocation model, our Model Asset Allocation program uses the Morningstar Asset Allocator. This tool was developed by Morningstar Associates, LLC ("Morningstar") and is offered to you through a license agreement between Morningstar and our affiliate Ameritas Investment Corp. ("AIC"). The Model Asset Allocation program consists of five models, ranging from aggressive to conservative. Morningstar provides AIC with ongoing recommendations and monitoring of the portfolios that comprise the models.

         To participate in the asset allocation program:
          o AIC will serve as your investment adviser fiduciary for the program solely for purposes of development of the models and periodic updates to the models. You must give AIC your written consent and discretionary authority for AIC to give us instructions to allocate your premiums (or, for an existing Policy, Policy value) pursuant to the allocations of the model you select. AIC will also periodically instruct us to change your allocations consistent with any changes to the model made by AIC as recommended by Morningstar. AIC has no discretionary authority to execute any other transfers for your policy.
          o    You must complete the Morningstar Asset Allocator Questionnaire.
          o You must allocate all of your Policy value to one asset allocation model. We must receive notice of your asset allocation model election either by written notice or Internet (when available) before we can begin a program for you. Only you can select which model is best for you. The Asset Allocator Questionnaire can be an aid, but neither it nor AIC will make this decision for you. You may wish to consult with your own financial professional to determine whether participation in the program is best for you, and if so, which model is most suitable.
          o Each calendar quarter we will automatically rebalance the Subaccount values to be consistent with the allocation percentages for the program model that you elected. Such rebalancing will be disclosed in quarterly statements to you. Performance of each model is updated daily on our website and is available upon request.
          o Annually, AIC will re-evaluate and may make changes to each investment level model based upon Morningstar's recommendations. When AIC updates the models, we will send you written notice of the updated models at least 30 days in advance of the date the updated models are to be effective. If you wish to accept the changes in your selected model, you will not need to take any action, as your Policy value and any subsequent premium will be automatically reallocated pursuant to the updated model. If you do not wish to accept the changes to your selected model, you can change to a different model or withdraw from the Model Asset Allocation program.
          o If you are currently participating in a Model Asset Allocation model and you make changes to your allocations outside the model, you will not receive future notifications of model changes. You will then be considered as having withdrawn from the Model Asset Allocation program and as having cancelled your relationship with AIC for purposes of implementing the program with your Policy.
          o AIC is compensated by us as principal underwriter for the Policies. We and AIC may also receive revenue sharing from other portfolios in the models. This additional compensation and related responsibilities may create conflicts of interest as AIC determines what portfolios should be in the models. However, we believe this risk is reduced or eliminated by contracting with Morningstar to independently evaluate and recommend the selection, allocation weighting, and periodic updates regarding portfolios in the models.

       There is no additional charge for selecting the Model Asset Allocation program. Although asset allocation programs are intended to mitigate investment risk, there is still a risk that investing pursuant to a model will still lose value. For information about risks of participating in the Model Asset Allocation program and more detail about the program, including more information about conflicts of interest, ask for a copy of this prospectus' Statement of Additional Information. More information about AIC's role as investment advisor for the program is available on AIC's Form ADV Part II which is delivered to you at the time you subscribe to the program. We may modify or discontinue the model asset allocation program at any time.

OTHER IMPORTANT POLICY INFORMATION

         POLICY APPLICATION AND ISSUANCE

         The insured must not be younger than 20 or older than age 80 on the insured's birthday nearest to the Policy Date. To purchase a Policy, you must submit an application, at least the Initial Premium (see below), and provide evidence of the proposed insured's insurability satisfactory to us. Before accepting an application, we conduct underwriting to determine insurability. We reserve the right to reject any application or premium. If we issue a Policy, insurance coverage will be effective as of the Policy Date.

 Replacing an existing life insurance policy is not always your best choice.
                       Evaluate any replacement carefully.

         The minimum initial face amount of life insurance is $100,000, which can be a combination of base Policy coverage and term insurance provided by an optional rider. The face amount of base coverage must be at least $50,000 and at issue must be at least 10% of the total face amount (base plus term coverage combined).

o        Application in Good Order
         All application questions must be answered, but particularly note these requirements:
          o The Owner's and insured's full name, Social Security number (tax identification number for a business or trust Owner), date of birth, and certain other required information must be included.
          o Your premium allocations must be complete, be in whole percentages, and total 100%.
          o    Initial Premium requirements must be met (see below).
          o Your signature and your agent's signature must be on the application.
          o City, state and date the application was signed must be completed.
          o You must provide all information required for us to underwrite your application (including health and medical information about the insured, and other information we consider relevant).
          o    If you have one, please give us your e-mail address to facilitate receiving updated Policy information by electronic delivery.
          o    There may be forms in addition to the application required by law or regulation, especially when a replacement of other coverage is involved.
          o    Your agent must be both properly licensed and appointed with us.

o        Premium Requirements
         Your premium checks should be made payable to "Ameritas Variable Life Insurance Company." We may postpone crediting any payment made by check until the check has been honored by your bank. Payment by certified check, banker's draft, or cashier's check will be promptly applied. Under our electronic fund transfer program, you may select a monthly payment schedule for us to automatically deduct premiums from your bank account or other sources.

         Initial Premium
          o At least enough premium to fund the greater of any selected guaranteed death benefit, or the number of monthly deductions, times the number of months between the Policy Date and the date the Policy is issued plus one month.

         Additional Premiums
          o Payment of additional premiums is flexible, but must be enough to cover Policy charges.
          o If a premium increases the net amount of insurance coverage at risk, it is subject to evidence of the insured's continued insurability and our underwriting requirements as to the amount of the increase.
          o Planned Periodic Premiums may be paid annually, semi-annually, quarterly, or monthly. You may change your Planned Periodic Premium, subject to our approval. Because Policy value can fluctuate depending upon the performance of your selected variable investment options, payment of your Planned Periodic Premiums does not guarantee that your Policy will remain in force. Your Policy can lapse, subject to the LAPSE & GRACE
               PERIOD: Guaranteed Death Benefit provision, even if you pay all Planned Periodic Premiums on time.
          o If there is a Policy loan, you should identify any payment intended to reduce a loan as a loan repayment; otherwise it will be treated as a premium and added to Policy value.
          o    Additional premiums are applied pursuant to your current
               allocation instructions, unless you give us different
               instructions by Written Notice or authorized telephone transaction when you make the payment.
          o We reserve the right to limit premiums or refund any values so the Policy qualifies as life insurance under the federal Internal Revenue Code.

o        Crediting and Allocating Premium
         Once your application is in good order, we will credit initial net premium to the Policy on the Policy Coverage Date. Until your Policy Coverage Date, premium payments received by us are held in our general account and are credited with interest at a rate we determine. On your Policy Coverage Date, premium allocated to the Fixed Account will be deposited directly into that account. On your Policy Coverage Date, all premium allocated to the variable investment options is allocated to the Ameritas Money Market Subaccount until 13 days after the Policy Coverage Date to accommodate state "Right to Examine" rights under the Policy. Then, we allocate your Policy value to the investment options according to your allocation instructions. If a Policy is not issued, we will return your premium.

         POLICY VALUE

         On your Policy Coverage Date, Policy value equals your initial net premium (premium less the Percent of Premium Charge) less the Policy's first monthly deductions. On any Business Day thereafter, your total Policy value equals the sum of Policy value in the Separate Account variable investment options, the Fixed Account, and the Loan Account, minus any monthly deduction due and not paid.

o        Separate Account Value
         Premiums or transfers allocated to Subaccounts are accounted for in Accumulation Units. The Policy value held in the Separate Account Subaccounts on any Business Day is determined by multiplying each Subaccount's Accumulation Unit value by the number of Subaccount units allocated to the Policy. Each Subaccount's Accumulation Unit value is calculated at the end of each Business Day as follows:

          (a) the per share net asset value of the Subaccount's underlying portfolio as of the end of the current Business Day plus any dividend or capital gain distribution declared and unpaid by the underlying portfolio during that Business Day, times the number of shares held by the Subaccount, before the purchase or redemption of any shares on that date; minus
          (b)  the daily risk charge; and this result divided by
          (c) the total number of Accumulation Units held in the Subaccount on the Business Day before the purchase or redemption of any Accumulation Units on that day.

         When transactions are made to or from a Subaccount, the actual dollar amounts are converted to Accumulation Units. The number of Accumulation Units for a transaction is equal to the dollar amount of the transaction divided by the Accumulation Unit value on the Business Day the transaction is made.

         An investment in money market funds is neither insured nor guaranteed by the U.S. Government. There can be no assurance that the funds will be able to maintain a stable net asset value of $1.00 per share.

o        Fixed Account Value
         The Policy value of the Fixed Account on any Business Day equals:
          (a) the Policy value of the Fixed Account at the end of the preceding Policy month; plus
          (b) any net premiums credited to the Fixed Account since the end of the previous Policy month; plus
          (c)  any transfers from the Subaccounts or Loan Account to the Fixed
               Account since the end of the previous Policy month; minus
          (d)  any transfers from the Fixed Account to the Subaccounts or Loan
               Account since the end of the previous Policy month; minus
          (e)  any partial withdrawal and partial withdrawal charge taken from the Fixed Account since the end of the previous Policy month;
               minus
          (f) the Fixed Account's share of any monthly deductions from Policy value; minus
          (g)  the Fixed Account's share of charges for any optional features;
               plus
          (h) interest credited on the Fixed Account balance since the end of the previous Policy month.

         MISSTATEMENT OF AGE OR SEX

         If the age or sex of the insured or any person insured by a Policy or rider has been misstated on the application, the Policy death benefit and any additional benefits provided will be those which would be purchased by the most recent cost of insurance charge and the cost of such additional benefits at the insured person's correct age or sex.

         SUICIDE

         We will pay the greater of the premiums received or Policy value, less any partial withdrawals and indebtedness, if the insured, while sane or insane, commits suicide within two years (one year in Colorado and North Dakota) after the date the Policy was issued (and in Missouri, the insured intended suicide at the time coverage was applied for). We will pay the greater of the monthly deductions for an increase in face amount of insurance coverage or Policy value attributable to such an increase if the insured, while sane or insane, commits suicide within two years (one year in Colorado and North Dakota) after the effective date of any increase (and in Missouri, the insured intended suicide at the time the increase was applied for). Optional feature riders to the Policy may have separate suicide provisions.

         INCONTESTABILITY

         We will not contest the validity of the Policy after it has been in force during the insured's lifetime for two years from the date the Policy was issued or for two years from the date of any reinstatement. We will not contest the validity of an increase in the face amount of insurance coverage after the Policy has been in force during the insured's lifetime for two years from the effective date of any increase. Any contest of an increase in the face amount of insurance coverage will be based on the application for that increase. Optional benefit riders to the Policy may have separate incontestability provisions.

         TELEPHONE TRANSACTIONS

Telephone Transactions Permitted
o    Transfers among investment options.
o    Establish systematic transfer programs.
o    Change premium allocations.

How to Authorize Telephone Transactions
o Upon your authorization on the Policy application or in Written Notice to us, you, your registered representative or a third person named by you may do telephone transactions on your behalf. You bear the risk of the accuracy of any designated person's instructions to us.

Telephone Transaction Rules
o Must be received by close of the New York Stock Exchange ("NYSE") (usually 3 p.m. Central Time); if later, the transaction will be processed the next day the NYSE is open.
o    Will be recorded for your protection.
o For security, you or your authorized designee must provide your Social Security number and/or other identification information.
o    May be discontinued at any time as to some or all Owners.

We are not liable for following telephone transaction instructions we reasonably believe to be genuine.

         LAPSE AND GRACE PERIOD

o        Lapse

         Because Policy value can fluctuate depending upon the performance of your selected variable investment options, your Policy can lapse, even if you pay all Planned Periodic Premiums on time.

         This Policy will lapse with no value when Policy's cash surrender value is not enough to cover any due but unpaid charges and a guaranteed death benefit is not in effect. However, this Policy will not terminate during a grace period as long as sufficient premium is paid by the end of the grace period to prevent lapse.

           Lapse of the Policy may result in adverse tax consequences.

o        Guaranteed Death Benefit

         We guarantee the Policy will not lapse for the guaranteed death benefit period you select so long as Net Funding exceeds Required Funding throughout the selected guaranteed death benefit period. On the first day of a guaranteed death benefit period and each Monthly Anniversary thereafter, we will compare the Net Funding to the Required Funding to determine if the guaranteed death benefit remains in effect or lapses.

         When you apply for your Policy, you select the period of time over which you wish the guaranteed death benefit to be in effect, which must be at least ten years. You also select the period of time over which you plan to pay for it. You also select the amount of initial premium you wish allocated to the Fixed Account to specifically reduce the amount of guaranteed death benefit premium. We calculate the monthly guaranteed death benefit premium based on these specifications. The guaranteed death benefit period and required premium to fund it varies depending upon your age at Policy issue. Certain changes to your Policy while the guaranteed death benefit is in effect will result in establishing a new guaranteed death benefit period and a recalculation of the guaranteed death benefit premium. These changes include an increase or decrease in the face amount of insurance, a change in death benefit option, an increase or decrease in the amount of rider coverage, or a change in risk of the insured.

         You may change your Policy guaranteed death benefit period or funding period at any time after the Policy Date, subject to our minimum and maximum requirements. We will then establish a new guaranteed death benefit period and recalculate the guaranteed death benefit premium. The change will be effective on the Monthly Anniversary following the date we receive your request. This change is at no cost if made while a guaranteed death benefit is already in effect or during a guaranteed death benefit grace period. Otherwise, there is a charge (stated in the Charges section).

         If Net Funding exceeds Required Funding at the end of the guaranteed death benefit period, we will calculate a new guaranteed death benefit period to be purchased by the surplus, and the new guaranteed death benefit premium will be zero.

o        Grace Period

         Guaranteed Death Benefit Grace Period
         If, on any Monthly Anniversary during the guaranteed death benefit period, Net Funding is less than Required Funding, the guaranteed death benefit will lapse as of that Monthly Anniversary. You will receive notice of this lapse and will have 61 days from the date the notice is mailed to pay sufficient premium if you wish to keep the guaranteed death benefit. You cannot reinstate the guaranteed death benefit. However, after a guaranteed death benefit grace period ends and for a charge (see CHARGES section), you may start a new guaranteed death benefit period as described in the Guaranteed Death Benefit provision, above.

         Policy Grace Period
         On each Policy Monthly anniversary, if a guaranteed death benefit is not in effect, we will compare your Policy Cash Surrender Value to the total monthly deduction charges. If the Cash Surrender Value is less than the monthly deductions, your Policy will lapse and the Policy grace period will begin.

         If your Policy lapses, we allow you a 61-day grace period to make a premium payment in order to continue the Policy. The grace period begins on the date we mail a notice of the premium necessary to keep this Policy in force. We will mail this notice to you at your current address on record with us and to any assignee on record. Insurance coverage continues during the grace period, but the Policy has no value for purposes of Policy loans, surrenders or transfers. If sufficient premium is not paid by the end of the grace period, the Policy will terminate without value as of the first day of the grace period. If the insured dies during the grace period, we will deduct outstanding Policy debt and Policy charges due but not paid from the death benefit proceeds payable.

         REINSTATEMENT

         If the Policy lapses because a grace period ended without a sufficient payment being made, you may reinstate it within three years of the date of lapse. To reinstate, we must receive:
          o    Written application signed by you and the insured;
          o Evidence of the insured's insurability satisfactory to us, and the insurability of any insured covered under an optional benefit rider;
          o    Premium at least equal to the greater of:
               (1) An amount sufficient to bring the Cash Surrender Value after the first monthly deduction to an amount greater than zero; or
               (2) Three times the current Policy Month's monthly deduction.
          o    Repayment or reinstatement of any outstanding Policy debt.

         The effective date of reinstatement will be the Policy Monthly Anniversary date on or next following the date the reinstatement is approved.

         The face amount of the reinstated Policy may not exceed the face amount at the time of lapse. The Policy value on the effective date of reinstatement will equal the Policy value as of the date of lapse. The surrender charge at reinstatement, if any, will be based on the current Policy Year as if the Policy had never terminated. Any guaranteed death benefit cannot be reinstated.

         The Policy cannot be reinstated once it has been fully surrendered.

         DELAY OF PAYMENTS OR TRANSFERS

         We will usually pay any amounts from the Separate Account requested as a partial withdrawal or cash surrender within seven days after we receive your Written Notice. We can postpone such payments or any transfers out of a Subaccount if: (i) the NYSE is closed for other than customary weekend and holiday closings; (ii) trading on the NYSE is restricted; (iii) an emergency exists as determined by the SEC, as a result of which it is not reasonably practical to dispose of securities, or not reasonably practical to determine the value of the net assets of the Separate Account; or (iv) the SEC permits delay for the protection of security holders. The applicable rules of the SEC will govern as to whether the conditions in (iii) or (iv) exist.

         We may defer payments of a full or partial surrender from the Fixed Account for up to six months from the date we receive your Written Notice requesting the surrender.

         BENEFICIARY

         You may change your beneficiary by sending Written Notice to us, unless the named beneficiary is irrevocable. Once we record and acknowledge the change, it is effective as of the date you signed the Written Notice. The change will not apply to any payments made or other action taken by us before recording. If the named beneficiary is irrevocable, you may change the named beneficiary only by Written Notice signed by both you and the beneficiary. If more than one named beneficiary is designated, and you fail to specify their interest, they will share equally.

         If the named beneficiary dies before you, then your estate is the beneficiary until you name a new beneficiary.

         The interest of any beneficiary is subject to that of any assignee.

         MINOR OWNER OR BENEFICIARY

         Generally (and except as provided for in some states) a minor may not own the Policy solely in the minor's name and cannot receive payments directly as a Policy beneficiary. Contrary to common belief, in most States parental status does not automatically give parents the power to provide an adequate release to us to make beneficiary payments to the parent for the minor's benefit. A minor can "own" a Policy through the trustee of a trust established for the minor's benefit, or through the minor's named and court appointed guardian, who owns the Policy in his or her capacity as trustee or guardian. Where a minor is a named beneficiary, we are able to pay the minor's beneficiary payments to the minor's trustee or guardian. Some states allow us to make such payments up to a limited amount directly to parents. Parents seeking to have a minor's interest made payable to them for the minor's benefit are encouraged to check with their local court to determine the process to be appointed as the minor's guardian; it is often a very simple process that can be accomplished without the assistance of an attorney. If there is no adult representative able to give us an adequate release for payment of the minor's beneficiary interest, we will retain the minor's interest on deposit until the minor attains the age of majority.

         POLICY CHANGES

         Any change to your Policy is only effective if on a form acceptable to us, and then only once it is received at our Service Center and recorded on our records. Information on how to contact us to determine what information is needed and where you can get various forms for Policy changes is shown on this prospectus' page 1, TABLE OF CONTENTS page and last page.

         "FREE LOOK" RIGHTS

         Most States give you a limited period of time within which you can cancel your Policy, usually called a "right to examine" or "free look" period. The amount we will refund if you cancel during this period varies, but will always be at least the amount required by the State whose law governs your Policy. The specific terms of your state's "free look" requirements are on the front page of your Policy.

         OPTIONAL FEATURES

         Subject to certain requirements, one or more of the optional insurance benefits described in APPENDIX A - OPTIONAL FEATURES may be added to your Policy by rider. The cost of any optional insurance benefit will be deducted monthly from Policy value as stated in this prospectus' CHARGES EXPLAINED section.

         LEGAL PROCEEDINGS

         As of the date of this Prospectus, there are no proceedings affecting the Separate Account, or that are material in relation to our total assets.

         HOW TO GET FINANCIAL STATEMENTS

         Our company and separate account financial statements are included in a Statement of Additional Information ("SAI"). For information on how to obtain copies of these financial statements, at no charge, see the STATEMENT OF ADDITIONAL INFORMATION; REGISTRATION STATEMENT provision on the last page of this prospectus.

         DISTRIBUTION OF THE POLICY

         Our underwriter and affiliate, Ameritas Investment Corp., enters into contracts with its own registered representatives to sell Policies and with various broker-dealers ("Distributors") to distribute Policies through their representatives. Total commission paid for the Policies and other information about distribution compensation can be found in this Policy's Statement of Additional Information ("SAI"). Instructions to obtain an SAI are on the last page of this prospectus. It is also fair for you to ask a representative about the commission they earn for the sale of a Policy. Information about compensation we pay helps you determine whether a representative may have an incentive to recommend our product over another. In addition to regularly scheduled commission, which is indirectly paid for by certain Policy charges, distribution compensation can include periodic cash incentives paid based upon sales goals. We may enter into special compensation or reimbursement arrangements with certain broker-dealers for, among other things, training of sales personnel, marketing or other services they provide to us or our affiliates. We may also pay other distribution expenses, marketing support allowances, conference sponsorship fees and production incentive bonuses. The list of broker-dealers to whom we pay conference sponsorship fees (typically ranging from $10,000 to $25,000) and marketing support allowances may change from time to time, but in calendar year 2004 the list included the following firms: Brookstreet Securities, FFP Securities, Financial West Group, Harbour Investments, Horace Mann Investors, InvestaCorp, Investors Capital Corp, Kovak Securities, Legacy Financial Services, Girard Securities, SCF Securities, Triad Advisors and Quasar Distributors. Any additional compensation is paid out of our own assets and will not result in any additional direct charge to you.

POLICY DISTRIBUTIONS

         The principle purpose of the Policy is to provide a death benefit upon the insured's death, but before then you may also borrow against the Policy's Cash Surrender Value, take a partial withdrawal, or fully surrender it for its Cash Surrender Value. Tax penalties and surrender charges may apply to amounts taken out of your Policy.

         DEATH BENEFIT

         Upon the insured's death, we will pay to the Policy beneficiary:
          (a) the death benefit on the insured's life, determined as described below; plus
          (b) any additional life insurance proceeds provided by any optional benefit or rider; minus
          (c)  any outstanding Policy debt; minus
          (d) any due and unpaid Policy charges, including deductions for the month of death.

         We will pay the death benefit after we receive Due Proof of Death of the insured's death and as soon thereafter as we have sufficient information about the beneficiary to make the payment. Death benefits may be paid pursuant to a payment option to the extent allowed by applicable law and any settlement agreement in effect at the insured's death. If neither you nor the beneficiary makes a payment option election within 60 days of our receipt of Due Proof of Death, we will issue a lump-sum payment to the beneficiary.

A death benefit is payable upon:
   -  Your Policy being in force;
   -  Our receipt of Due Proof of Death of the Insured;
   -  Our receipt of sufficient beneficiary information to make the payment; and
   -  Your election of a payment option.
"Due Proof of Death" is generally a certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or any other proof satisfactory to us.

o        Death Benefit Options
         You may choose one of two death benefit options. Option D is in effect unless you elect Option A. The corridor death benefit for each Option is the amount by which that Option (b) exceeds (a), if any.

Death Benefit Option A
     If you prefer to have favorable investment performance, if any, reflected in higher Policy value rather than increased insurance coverage, you should generally select Option A.
     Under Option A, the death benefit is the greater of:
(a)  the face amount of insurance coverage on the insured's date of death; or
(b) the Policy value on the date of death multiplied times a corridor percentage stated in the Policy.

Death Benefit Option D
     If you prefer to have favorable investment performance, if any, reflected in increased insurance coverage rather than higher Policy value, you should generally select Option D.
     Under Option D, the death benefit is the greater of:
(a) the face amount of insurance coverage on the date of death plus the Policy value in the Separate Account and Loan Account minus an adjustment amount. (The adjustment amount is the sum of transfers from the Fixed Account to the Separate Account since Option D became effective, plus the sum of transfers from the Fixed Account to the Loan Account since Option D became effective minus the sum of transfers from the Loan Account to the Fixed Account since Option D became effective but not less than zero.) This amount will never be less than the face amount of insurance coverage on the date of death; or
(b) the Policy value on the date of death multiplied times a corridor percentage stated in the Policy.

o        Changes in Death Benefit Option
         After the first Policy Year, you may change your Policy's death benefit option.

Changes in Death Benefit Option Rules
o    Your request for a change must be by Written Notice.
o You can only change your Policy death benefit option once each Policy Year. The change will be effective on the Policy Monthly Anniversary after we receive (or, if evidence of insurability is necessary, after we approve) your request.
o    There is no fee to change your Policy death benefit option.
o We will adjust the face amount of insurance so that the death benefit immediately after the option change is the same as the death benefit immediately before the option change.

o        Change in Face Amount of Insurance Coverage
         You may change the current face amount of insurance coverage by Written Notice on a form provided by us, and subject to our approval. A change could have federal tax consequences (see this Prospectus' TAX MATTERS section). Any change will take effect on the Policy Monthly Anniversary on or after the date we receive your Written Notice.

INCREASE in Coverage Rules
o    No increase is allowed in the first Policy Year.
o    The insured's age nearest birthday must be 80 or younger.
o A new application, evidence of insurability, and additional premium for the amount of the increase may be required.
o Minimum amount of an increase in face amount of insurance coverage is $25,000.
o Cost of insurance charges for the increase will be based upon the insured's attained age and underwriting class at the time of the increase.
o Surrender Charges become applicable to the amount of the increase, measured from the date of the increase. See this Prospectus' CHARGES EXPLAINED section.
o Ongoing additional premium may be required to maintain your Policy's Guaranteed Death Benefit Premium requirements. (See this Prospectus' OTHER IMPORANT POLICY INFORMATION: Lapse and Grace Period - Guaranteed Death Benefit provision.)
o An additional Administrative Charge Per $1,000 of Increase in Face Amount will be added. See this Prospectus' CHARGES EXPLAINED section.
o Additional premium may be required if Policy value at the time of the increase, minus outstanding Policy debt, is less than an amount equal to 12 times what the current monthly deductions from Policy value will be reflecting the increase in face amount of insurance coverage.

DECREASE in Coverage Rules
o No decrease is allowed in the first Policy Year nor during the first 12 Policy Months following an increase in face amount of insurance coverage except for a decrease which is the result of a partial withdrawal.
o    The face amount of coverage after the decrease must be at least $100,000.
o We may limit any requested decrease to the amount necessary to keep the Policy in compliance with maximum premium limits under federal tax law.
o For purposes of determining the new Cost of Insurance charge, the decrease will reduce the face amount of insurance coverage by first reducing the face amount provided by the most recent increase, then the next most recent increase successively, and finally the Policy's initial face amount of insurance coverage.
o A decrease in Face Amount will not decrease the surrender charge nor the Administrative Charge Per $1,000 of Initial Face Amount.

         NO MATURITY DATE

         This Policy does not have a maturity date. Cost of Insurance charges continue through age 120. If you are still alive on the Policy Anniversary nearest your 121st birthday, there are no further monthly deduction charges. All other Policy provisions will remain unchanged.

         POLICY LOANS

         If you ask, your sales representative or we may be able to provide you with illustrations giving examples of how a loan might affect Policy value, Cash Surrender Value and death benefit. Any loan transaction will permanently affect Policy values. Surrender or lapse of a Policy while a loan is outstanding could result in significant tax consequences.

                             Amount You Can Borrow
Standard Policy Loan. After the first Policy Year, you may borrow not less than $200 and up to an amount equal to the Cash Surrender Value, minus guaranteed monthly deductions from Policy value for the rest of the Policy Year, minus interest on Policy debt including the requested loan to the next Policy anniversary.

Reduced Rate Policy Loan. Available after the 5th Policy Year. Amount eligible is limited to Policy earnings (Policy value exceeding the amount of premiums paid minus any previous partial withdrawals, minus any outstanding Reduced Rate Policy Loan); but, cannot exceed the maximum available loan amount. Any Standard Policy Loan outstanding at the end of the 5th Policy Year will become a Reduced Rate Policy Loan up to the eligible amount from that point forward. Once a loan is categorized as a Reduced Rate Policy Loan, it will continue to be charged the reduced loan rate.

                               Loan Interest Rate
Standard Policy Loan. Current net annual loan interest rate of 2%. We charge a current interest rate with a 5% effective annual yield (guaranteed to not exceed 5 1/2%) , but we also credit an interest rate with an effective annual yield of 3% to any amounts in the Loan Account.

Reduced Rate Policy Loan. Current net annual loan interest rate of 0%: we charge a current interest rate with a 3% effective annual yield (guaranteed to not exceed 3 1/2%), but we also credit an interest rate with an effective annual yield of 3% to any amounts in the Loan Account.

Loan Rules
o    The Policy must be assigned to us as sole security for the loan.
o We will accept a loan request signed by you on our form of Written Notice by mail or facsimile.
o We will transfer all loan amounts from the Subaccounts and the Fixed Account to a Loan Account. The amounts will be transferred on a pro rata basis, unless you instruct us otherwise. If the value of an investment option after a transfer pursuant to your instructions is less than $100, the amounts will be transferred on a pro rata basis.
o Loan interest is due on each Policy Anniversary. If the interest is not paid when due, we will transfer an amount equal to the unpaid loan interest from only Policy investment options you designate; if that is not possible (due to insufficient value in an investment option you elect) or you have not provided such instructions, we will deduct loan interest on a pro-rata basis from balances in all Subaccounts and the Fixed Account.
o If Policy debt exceeds Policy value minus the Surrender Charge minus accrued expenses and charges, you must pay the excess or your Policy will lapse.
o All or part of a loan may be repaid at any time while the Policy is in force. We will deduct the amount of the loan repayment from the Loan Account and allocate that amount among the Subaccounts and the Fixed Account in the same percentages as net premium is allocated on the date of repayment. We will treat any amounts you pay us as a premium unless you specify that it is a loan repayment.
o The death benefit will be reduced by the amount of any loan outstanding and unpaid loan interest on the date of the insured's death.
o Any loan taken from the Fixed Account may negatively impact the availability of a guaranteed death benefit.
o We may defer making a loan for up to six months unless the loan is to pay premiums to us.

         FULL SURRENDER

         While the insured is alive, you may terminate the Policy for its Cash Surrender Value. Following a full surrender, all your rights in the Policy end, and the Policy may not be reinstated.

         Full Surrender Rules
          o We will accept a full surrender request signed by you on our form of Written Notice by mail or facsimile. However, when accepting a request by a method not requiring an original signature, there is a greater possibility that unauthorized persons can manipulate your signature and make changes on your Policy (including withdrawals) without your knowledge.
          o The applicable Surrender Charge is described in your Policy and the CHARGES EXPLAINED section of this Prospectus.
          o We may defer surrender payments from the Fixed Account for up to six months from the date we receive your request.

         PARTIAL WITHDRAWAL

         While the insured is alive, you may withdraw part of the Policy value. The amount requested and any partial withdrawal charge will usually be deducted from the Policy value on the date we receive your request if received before 3 p.m. Central Time.

Partial Withdrawal Rules
          o We will accept a partial withdrawal request signed by you on our form of Written Notice by mail or facsimile. However, when accepting a request by a method not requiring an original signature, there is a greater possibility that unauthorized persons can manipulate your signature and make changes on your Policy (including withdrawals) without your knowledge.
          o    The applicable Partial Withdrawal Charge is described in your
               Policy and the CHARGES EXPLAINED section of this Prospectus.
          o    The minimum partial withdrawal amount is $500; the maximum is an amount such that remaining Cash Surrender Value is at least
               $1,000 or an amount sufficient to maintain the Policy in force for the next 12 months.
          o    A partial withdrawal is irrevocable.
          o For tax purposes, partial withdrawals are treated as made first from premiums paid and then from earnings, beginning with the most recent premium payment, unless the Policy is a modified endowment contract.
          o Partial withdrawals will be deducted from your variable investment options on a pro rata basis, unless you instruct us otherwise. If the value of an investment option after a withdrawal pursuant to your instructions is less than $100, the amounts will be deducted on a pro rata basis.
          o Partial withdrawals result in cancellation of Accumulation Units from each applicable Subaccount.
          o If death benefit Option A is in effect, the current Face Amount and Policy value will be reduced by the amount of any partial withdrawal, including the partial withdrawal charge.
          o If death benefit Option B is in effect, the current face amount will be reduced by the amount of the partial withdrawal taken from the Fixed Account. Policy value will be reduced by the amount of the partial withdrawal, including the partial withdrawal charge.
          o Any partial withdrawal from the Fixed Account may negatively impact the availability of a guaranteed death benefit and the amount of the death benefit.
          o We reserve the right to defer withdrawal payments from the Fixed Account for up to six months from the date we receive your request.
          o Depending upon the circumstances, a partial withdrawal may have tax consequences.

         PAYMENT OF POLICY PROCEEDS

         A primary function of a life insurance policy is to provide payment options for payment of Policy proceeds in a way that best benefits the payee. Policy proceeds are payable upon the insured's death, a full surrender or partial withdrawal of Policy value, or upon any other benefit where certain proceeds are payable. You may elect to have Policy proceeds paid under one of several payment options or as a lump sum. If another option is not chosen within 60 days of the date we receive satisfactory proof of the insured's death, we will make payment in a lump sum to the beneficiary.

Rules for Payment of Policy Proceeds
o You, or your beneficiary after your death if you are the insured, may elect a payment option by completing an election form that can be requested from us at any time.
o Payees must be individuals who receive payments in their own behalf unless otherwise agreed to by us.
o An association, corporation, partnership or fiduciary can only receive a lump sum payment or a payment under a fixed period payment option (Option
     C).
o    Any payment option chosen will be effective when we acknowledge it.
o We may require proof of your age or survival or the age or survival of the payee.
o We reserve the right to pay the proceeds in one lump sum when the amount is less than $5,000, or when the payment option chosen would result in periodic payments of less than $100. If any payment would be or becomes less than $100, we also have the right to change the frequency of payments to an interval that will result in payments of at least $100. In no event will we make payments under a payment option less frequently than annually.
o No payee may commute, encumber or alienate any proceeds under this Policy before they are due. No proceeds are subject to attachment for any debt or obligation of any payee.
o When the last payee dies, we will pay to the estate of that payee any amount on deposit, or the then present value of any remaining guaranteed payments under a fixed payment option.

         Payments under the payment options are fixed payments based on a fixed rate of interest at or higher than the minimum effective annual rate which is guaranteed to yield 3% on an annual basis. Proceeds to fund payments are transferred to our general account and are no longer a part of the Separate Account. We have sole discretion whether or not to pay a higher interest rate for payment options A, B, C, D or E (see below). Current single premium immediate annuity rates for options D or E are used if higher than the guaranteed amounts (guaranteed amounts are based upon the tables contained in the Policy). Current interest rates, and further information, may be obtained from us. The amount of each fixed annuity payment is set and begins on the date payment of Policy proceeds is to begin, and does not change.

o        Selecting a Payment Option

         Once fixed payments under a payment option begin, they cannot be changed. (We may allow the beneficiary to transfer amounts applied under options A to C to options D to F after the date payment of Policy proceeds begins. However, we reserve the right to discontinue this practice.)

The longer the guaranteed or projected payment option period, the lower the amount of each payment.

         Note: If you elect payment options D or E and select a non-guaranteed period, it is possible that only one annuity payment would be made under the payment option if the person whose life the payment is based upon (the "measuring life") dies before the due date of the second payment, only two payments would be made if the "measuring life" died before the due date of the third payment, etc.

         The payment options for receiving Policy proceeds are:

A. Interest Payment. We will pay interest each month at a rate determined by us on the amount retained.

B. Payments for a Fixed Amount. Proceeds are paid in equal monthly installments until proceeds, with interest, have been fully paid. The total annual payment must be at least 5% of the amount retained.

C. Payments for a Fixed Period. Proceeds are paid in equal monthly installments for the face period chosen not to exceed 20 years. Monthly incomes for each $1,000 of proceeds, which include interest, are illustrated by a table in the Policy.

D. Lifetime Income. Proceeds are paid as equal monthly installments based on the life of a named person, and continue for the lifetime of that person. Variations provide for guaranteed payments for a period of time or a lump sum refund.

E. Joint and Last Survivor Lifetime Income. Proceeds are paid as equal monthly installments during the joint lives of two individuals and until the last of them dies. Variations provide for a reduced amount of payment during the lifetime of the surviving person.

F.   Lump Sum. Proceeds are paid in one sum.

TAX MATTERS

         The following is only general information about federal tax law and is not intended as tax advice. Tax laws affecting the Policy are complex, may change and are affected by your facts and circumstances. We cannot guarantee the tax treatment of the Policy or any transaction involving the Policy. You should consult your own tax adviser as to how these general rules and any applicable taxes will apply to you if you purchase a Policy.

         LIFE INSURANCE QUALIFICATION; TAX TREATMENT OF DEATH BENEFIT

         The Internal Revenue Code, as amended (the "Code") defines a life insurance contract for federal income tax purposes. This definition can be met if an insurance contract satisfies either one of two tests. The Code and related regulations do not directly address the manner in which these tests should be applied to certain features of the Policy. Thus, there is some uncertainty about how those tests apply to the Policy.

         Nevertheless, we believe the Policy qualifies as a life insurance contract for federal tax purposes, so that:
          o the death benefit should be fully excludable from the beneficiary's gross income; and
          o you should not be considered in constructive receipt of the Cash Surrender Value, including any increases in Cash Surrender Value, unless and until it is distributed from the Policy.

         We reserve the right to make such changes in the Policy as we deem necessary to assure it qualifies as a life insurance contract under the Code and continues to provide the tax benefits of such qualification.

         Modified Endowment Contracts. The Code establishes a class of life insurance contracts designated as modified endowment contracts. The Code rules governing whether a Policy will be treated as a modified endowment contract are extremely complex. In general, a Policy is a modified endowment contract if the accumulated premium payments made at any time during the first seven Policy Years exceed the sum of the net level premium payments which would have been paid on or before such time if the policy provided for paid-up future benefits after the payment of seven level annual premiums. A Policy may also become a modified endowment contract because of a material change. The determination of whether a Policy is a modified endowment contract after a material change generally depends upon the relationship of the Policy's death benefit and Policy value at the time of such change and the additional premium payments made in the seven years following the material change. A Policy may also become a modified endowment contract if the death benefit is reduced.

This Policy's flexibility and how you tailor it to meet your needs could cause it to be a modified endowment contract. We recommend you consult with a tax adviser to determine if desired Policy transactions may cause such treatment. When a premium payment is credited which we believe causes the Policy to become a modified endowment contract, we will notify you and offer you the opportunity to request a refund of that premium in order to avoid such treatment. You have 30 days after receiving such a notice to request the refund.

         A Policy issued in exchange for a modified endowment contract is subject to tax treatment as a modified endowment contract. However, we believe that a Policy issued in exchange for a life insurance policy that is not a modified endowment contract will generally not be treated as a modified endowment contract if the death benefit of the Policy is greater than or equal to the death benefit of the Policy being exchanged. The payment of any premiums at the time of or after the exchange may, however, cause the Policy to become a modified endowment contract. You may, of course, choose to not make additional payments in order to prevent a Policy from being treated as a modified endowment contract.

         SPECIAL CONSIDERATIONS FOR CORPORATIONS

       Premium paid by a business for a life insurance Policy is not deductible as a business expense or otherwise if the business is directly or indirectly a beneficiary of the Policy. For purposes of the alternative minimum tax ("AMT") that may be imposed on corporations, the death benefit from the Policy, even though excluded from gross income for normal tax purposes, is included in "adjusted current earnings" for AMT purposes. In addition, although increases to the Policy's cash surrender value are generally excluded from gross income for normal income tax purposes, such increases are included in adjusted current earnings for income tax purposes. In recent years, Congress has adopted new rules relating to corporate owned life insurance. Any business contemplating the purchase of a new life insurance contract or a change in an existing contract should consult a tax advisor.

TAX TREATMENT OF LOANS & OTHER DISTRIBUTIONS

         Upon a surrender or lapse of the Policy, if the amount received plus any outstanding Policy debt exceeds the total cost basis in the Policy, the excess will generally be treated as ordinary income subject to tax, regardless of whether a Policy is or is not a modified endowment contract. However, the tax consequences of distributions from, and loans taken from or secured by, a Policy depend on whether the Policy is classified as a modified endowment contract.

"Cost Basis in the Policy" means:
       - the total of any premium payments or other consideration paid for the Policy, minus
       -   any withdrawals previously recovered that were not taxable.

Distributions from Policies Classified as Modified Endowment Contracts are subject to the following tax rules:
1) All distributions, including surrenders and partial withdrawals, are treated as ordinary income subject to tax up to the amount equal to the excess (if any) of the Policy value immediately before the distribution over the cost basis in the Policy at such time.
2) Loans from or secured by the Policy are treated as distributions and taxed accordingly. If you do not repay loan interest, the loan interest itself is treated as a distribution.
3) A 10% additional income tax is imposed on the portion of any distribution from, or loan taken from or secured by, the Policy that is included in income except where the distribution or loan is made on or after the Owner attains age 59 1/2, is attributable to the Owner's becoming disabled, or is part of a series of substantially equal periodic payments for the life (or life expectancy) of the Owner or the joint lives (or joint life expectancies) of the Owner and the Owner's beneficiary.

Distributions from Policies Not Classified as Modified Endowment Contracts are generally treated as first recovering the cost basis in the Policy and then, only after the return of all such cost basis in the Policy, as distributing taxable income. An exception to this general rule occurs in the case of a decrease in the Policy's death benefit or any other change that reduces benefits under the Policy in the first 15 years after the Policy is issued and that results in a cash distribution to the Owner in order for the Policy to continue complying with the Code's definition of life insurance. Such a cash distribution will be taxed in whole or in part as ordinary income (to the extent of any gain in the Policy).

         Loans from, or secured by, a Policy that is not a modified endowment contract are not treated as distributions. However, it is possible that reduced rate loans could be treated as distributions rather than loans.

         Distributions (including upon surrender) and loans from, or secured by, a Policy that is not a modified endowment contract are not subject to the 10% additional income tax rule. If a Policy which is not now but later becomes a modified endowment contract because of a reduction in benefits, then any distributions made from the Policy within two years prior to the change will become taxable pursuant to modified endowment contract rules.

         OTHER POLICY OWNER TAX MATTERS

         Depending on the circumstances, the exchange of a Policy, a Policy loan, a partial or full surrender, a lapse, a change in ownership, or an assignment of the Policy may have federal income tax consequences. In addition, federal, state and local transfer and other tax consequences of ownership or receipt of distributions from a Policy depends on the circumstances of each Owner or beneficiary.

         Interest paid on Policy loans generally is not tax deductible.

         Aggregation of modified endowment contracts. Pre-death distributions (including a loan, partial surrender, collateral assignment or full surrender) from a Policy that is treated as a modified endowment contract may require a special aggregation to determine the amount of income recognized on the Policy. If we or any of our affiliates issue more than one modified endowment contract to the same Policy Owner within any 12-month period, then for purposes of measuring the income on the Policy with respect to a distribution from any of those Policies, the income for all those Policies will be aggregated and attributed to that distribution.

         Federal and state estate, inheritance and other tax consequences of ownership or receipt of proceeds under the Policy depend upon your or the beneficiary's individual circumstance.

         Diversification requirements. Investments of the Separate Account must be "adequately diversified" for the Policy to qualify as a life insurance contract under the Code. Any failure to comply with diversification requirements could subject you to immediate taxation on the incremental increases in Policy value plus the cost of insurance protection for the year. However, we believe the Policy complies fully with such requirements.

         Owner control. The Treasury Department stated that it anticipates the issuance of regulations or rulings prescribing the circumstances in which your control of the investments of the Separate Account may cause you, rather than us, to be treated as the owner of the assets in the Separate Account. To date, no such regulations or guidance has been issued. If you are considered the Owner of the assets of the Separate Account, income and gains from the Separate Account would be included in your gross income.
         The ownership rights under the Policy are similar to, but different in certain respects from, those described by the IRS in rulings in which it determined that owners were not owners of separate account assets. For example, you have additional flexibility in allocating Policy premium and Policy values. These differences could result in you being treated as the owner of a pro rata share of the assets of the Separate Account. In addition, we do not know what standards will be set forth in the regulations or rulings which the Treasury may issue. We therefore reserve the right to modify the Policy as necessary to attempt to prevent you from being considered the Owner of the assets of the Separate Account.

         Tax-advantaged arrangements. The Policy may be used in various arrangements, including non-qualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. If you are contemplating the use of the Policy in any arrangement the value of which depends in part on its tax consequences, you should be sure to consult a qualified tax advisor regarding the tax attributes of the particular arrangement and the suitability of this Policy for the arrangement.

         Split-Dollar Arrangements. The IRS and the Treasury Department have issued guidance that substantially affects split-dollar arrangements. Consult a qualified tax advisor before entering into or paying additional premiums with respect to such arrangements.
         Also, on July 30, 2002, the Sarbanes-Oxley Act of 2002 became law and required significant accounting and corporate governance reform. This Act prohibits, with limited exceptions, publicly-traded companies from extending many types of personal loans to their directors or executive officers. This prohibition may be interpreted as applying to some arrangements for split-dollar life insurance policies for directors and executive officers of such companies, since such insurance may be viewed as involving a loan from the employer for at least some purposes. Any affected business contemplating the payment of a premium on an existing Policy, or the purchase of a new Policy, in connection with a split-dollar life insurance arrangement should consult legal counsel.

         Tax Shelter Regulations. Prospective owners should consult a tax advisor about the treatment of the Policy under the Treasury Regulations applicable to tax shelters.

         Alternative Minimum Tax. There may also be an indirect tax upon the income in the Policy or the proceeds of a Policy under the federal corporate alternative minimum tax, if the owner is subject to that tax.

APPENDIX A:  Optional Features

         This Appendix is intended to provide only a very brief overview of additional benefits available to be added to your Policy by rider. Some of these features are only available at the time the Policy is issued, and may not be added later. For more information, contact your registered representative or us. Certain riders may not be available in all states. The cost for each rider, if any, is explained in the CHARGES section.

o    Disability Benefit Rider
          This Rider provides that during periods of the insured's total disability, as defined in the Rider, we will provide benefits to the Policy Owner by paying a benefit into the Policy as a premium, and by waiving the Cost of Insurance Charge for this Rider. The Owner chooses the benefit level at the issue of the Rider.

o    Children's Protection Rider
          This Rider provides term life insurance protection, as defined in the Rider, for the insured's children.

o    Other Insured Rider
          This Rider provides term insurance upon an individual other than the insured.

o    Terminal Illness Rider
          This Rider provides for the ability to accelerate the death benefit to be a living benefit to withdraw value from the Policy, as defined in the Rider, in the event of diagnosis of a terminal illness. No extra cost. The total value available as a benefit is an amount less than the total death benefit payable under the Policy.

o    Legacy Asset Rider
          This Rider also provides for the ability to accelerate the death benefit to be a living benefit to withdraw value from the Policy, as defined in the Rider, in the event of a diagnosis of a terminal or chronic illness. This living benefit is not a qualified life insurance benefit under Internal Revenue Code section 7702, so the charge for this Rider must be treated as a partial withdrawal from the Policy for income tax purposes.

o    Waiver of Deductions Rider
          This Rider is issued in conjunction with the Legacy Asset Rider and provides for the waiver of certain Policy charges and charges for any Policy riders so long as benefits under the Legacy Asset Rider are payable in the event of a diagnosis of a chronic illness (and does not apply for a terminal illness diagnosis).

DEFINED TERMS

Accumulation Units are an accounting unit of measure used to calculate the Policy value allocated to Subaccounts of the Separate Account. It is similar to a share of a mutual fund. The Policy describes how Accumulation Units are calculated.

Business Day is each day that the New York Stock Exchange is open for trading.

Cash Surrender Value is the total Policy value less outstanding loans and loan interest, less any applicable surrender charge, and less any due but unpaid Policy charges.

Fixed Account is an account that credits a fixed rate of interest guaranteed by us and is not affected by the experience of the variable investment options of the Separate Account. The Fixed Account is part of our general account.

Loan Account is an account we maintain for your Policy if you have a Policy loan outstanding. The Loan Account is credited with interest and is not affected by the experience of the variable investment options of the Separate Account. The Loan Account is part of our general account.

Owner, You, Your is you -- the person(s) or legal entity who may exercise all rights and privileges under the Policy. If there are joint Owners, the signatures of both Owners are needed to exercise rights under the Policy.

Policy Coverage Date

Policy Date is the effective date for Policy coverage. It is usually, but need not be, the same as the date the Policy is issued.

Policy Year/Month/Anniversary is measured from respective anniversary dates of the Policy Date of your Policy.

Planned Periodic Premium is a schedule of equal premiums payable at fixed intervals chosen by you, the Owner. You need not follow this schedule, nor will following it ensure that the Policy will remain in force unless the payments are sufficient to keep the Guaranteed Death Benefit in effect.

Net Funding is the sum of these transactions during the guaranteed death benefit period: premiums allocated to the Fixed Account, plus transfers to the Fixed Account, minus partial withdrawals and transfers from the Fixed Account.

Required Funding, on the Policy issue date, is the guaranteed death benefit premium plus guaranteed death benefit dump-in premium, if any. On the first day of any new guaranteed death benefit period after the Policy issue date, Required Funding equals the new guaranteed death benefit premium. On any Monthly Anniversary other than the first day of a guaranteed death benefit period, Required Funding equals Required Funding on the previous Monthly Anniversary plus one additional monthly guaranteed death benefit premium.

Subaccount is a variable investment option division within the Separate Account for which Accumulation Units are separately maintained. Each Subaccount corresponds to a single, underlying, non-publicly traded portfolio issued through a series fund.

Valuation Period is the period commencing at the close of business of the New York Stock Exchange on each Business Day and ending at the close of business on the next succeeding Business Day.

We, Us, Our, Ameritas, AVLIC - Ameritas Variable Life Insurance Company.

Written Notice or Request -- Written notice, signed by you, in good order, on a form approved by or acceptable to us, that gives us the information we require and is received at AVLIC, Service Center, P.O. Box 82550, Lincoln, NE 68501 (or 5900 "O" Street, Lincoln, NE 68510), fax 1-402-467-7335. Call us if you have questions about what form or information is required. When notice is permitted and sent to us by facsimile, we have the right to implement the request if the copied or facsimile signature appears to be a copy of a your genuine original signature.

         IMSA

       We are a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is a voluntary membership organization created by the life insurance industry to promote ethical market conduct for individual life insurance and annuity products. Our membership in IMSA applies to us only and not to our products or affiliates.

                                    THANK YOU
     for reviewing this Prospectus. You should also review the series fund prospectuses for those Subaccount variable investment option underlying portfolios you wish to select.

                             IF YOU HAVE QUESTIONS,
                    wish to request a Statement of Additional
                    Information, or want information about a
                         Policy including a personalized
                        illustration, contact your sales
                     representative, or write or call us at:

                    Ameritas Variable Life Insurance Company
                                 Service Center
                                 P.O. Box 82550
                             Lincoln, Nebraska 68501
                                       or
                                 5900 "O" Street
                             Lincoln, Nebraska 68510
                            Telephone: 1-800-745-1112
                               Fax: 1-402-467-7335
                 Interfund Transfer Request Fax: 1-402-467-7335
                            www.variable.ameritas.com


                           REMEMBER, THE CORRECT FORM
is important for us to accurately process your Policy elections and changes. Many can be found in the "on-line services" section of our Web Site. Or, call us at our toll-free number and we'll send you the form you need.

       ILLUSTRATIONS

       Illustrations are tools that can help demonstrate how the Policy operates, given the Policy's charges, investment options and any optional features selected, how you plan to accumulate or access Policy value over time, and assumed rates of return. Illustrations may also be able to assist you in comparing the Policy's death benefits, Cash Surrender Values and Policy values with those of other variable life insurance policies based upon the same or similar assumptions. You may ask your sales representative or us (at our toll-free telephone number) to provide an illustration, without charge, based upon your specific situation.

       STATEMENT OF ADDITIONAL INFORMATION; REGISTRATION STATEMENT

     A Statement of Additional Information ("SAI") and other information about us and the Policy with the same date as this prospectus is on file with the SEC and is incorporated into this prospectus by reference. For a free copy, access it on the SEC's Web site (www.sec.gov, select "Search for Company Filings", then "Companies", then type in file number 333-121749), or write or call us. This information can also be reviewed and copies made at or ordered (for a fee) from the SEC's Public Reference Room, 450 Fifth St., NW, Washington, D.C. 20549-0102. Direct questions to the SEC at 202-942-8090.

       REPORTS TO YOU

       We will send you a statement at least annually showing your Policy's death benefit, Policy value and any outstanding Policy loan balance. Unless there is other transactional activity in your Policy during a calendar quarter as described below, the Policy annual report will be the only report you receive showing details for the prior year of automatic planned periodic premium payments received and charges regularly deducted each month from Policy value including the Policy administrative charges, risk charge, cost of insurance charge and monthly charges for optional rider benefits. We will also confirm Policy loans, Subaccount transfers, lapses, surrender, partial withdrawals, and other Policy transactions as they occur, and will confirm any automated premium payments upon request. You will receive such additional periodic reports as may be required by the SEC.

                                    Last Page

Statement of Additional Information:  May 1, 2005
to accompany Policy Prospectuses dated:  May 1, 2005

VARIABLE LIFE INSURANCE POLICIES
offered through
AMERITAS VARIABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT V


TABLE OF CONTENTS                                 Page

About Our Company..................................1

Underwriter........................................2
Distribution of the Policy

More Information on Charges........................3
         Waiver of Certain Charges
         Underwriting Procedure
Distribution of Materials
Licensing Agreement

Advertising........................................4
Performance Data
Financial Statements

--------------------------------------------------------------------------------

Contacting Us. To answer your questions or to send additional premium, contact your sales representative or write or call us at:
                    Ameritas Variable Life Insurance Company,
                                 Service Center
                                 P.O. Box 82550
                            Lincoln, Nebraska 68501
                                       Or
                                 5900 O Street
                            Lincoln, Nebraska 68510
                           Telephone: 1-800-745-1112
                              Fax: 1-402-467-6153
                           www.variable.ameritas.com

Express mail packages should be sent to our street address, not our P.O. Box address.

         This Statement of Additional Information is not a prospectus. It contains information in addition to that set forth in the Policy prospectus and should be read together with the prospectus. The Policy prospectus may be obtained from our Service Center by writing us at P.O. Box 82550, Lincoln, Nebraska 68501, by e-mailing us or accessing it through our Web site at www.variable.ameritas.com, or by calling us at 1-800-745-1112. Defined terms used in the current prospectus for the Policies are incorporated in this Statement.

         ABOUT OUR COMPANY

         Ameritas Variable Life Insurance Company Separate Account V was established as a separate investment account of Ameritas Variable Life Insurance Company ("we, us, our, Ameritas") on August 28, 1985. The Separate Account is registered with the Securities and Exchange Commission (SEC) as a unit investment trust. We issue the Policy described in the prospectus and are responsible for providing each Policy's insurance benefits. We are a stock life insurance company organized under the insurance laws of the State of Nebraska in 1983. We are an indirect majority-owned subsidiary of Ameritas Acacia Mutual Holding Company.

         We are engaged in the business of issuing life insurance and annuities throughout the United States (except New York), with an emphasis on products with variable investment options in underlying portfolios. On January 31, 2005, Ameritas Acacia announced a merger with The Union Central Life Insurance Company expected to be completed in 2005. When completed, the new holding company will be renamed UNIFI Mutual Holding Company. More information about the merger can be found at this website: www.unificompanies.com.


                                     SAI:1

         UNDERWRITER

                  The Policies are offered continuously and are distributed by Ameritas Investment Corp. (AIC), 5900 O Street, Lincoln, Nebraska 68510. AIC, an affiliate of ours, is an indirect wholly owned subsidiary of Ameritas Acacia Mutual Holding Company. AIC enters into contracts with various broker-dealers (Distributors) to distribute Policies.

                                                         YEAR:        2002             2003              2004
--------------------------------------------------------------- ----------------- ---------------- -----------------
Variable life insurance commission we paid to AIC that was         $10,936,166      $9,427,042       $10,148,450
paid to other broker-dealers and representatives (not kept by
AIC).
--------------------------------------------------------------- ----------------- ---------------- -----------------
Variable life insurance commission earned and kept by AIC.              $1,283         $13,937           $25,115
--------------------------------------------------------------- ----------------- ---------------- -----------------
Fees we paid to AIC for variable life insurance Principal             $343,169        $223,244          $280,194
Underwriter services.
--------------------------------------------------------------- ----------------- ---------------- -----------------

         DISTRIBUTION OF THE POLICY

         Our underwriter, AIC, enters into contracts with various broker-dealers (Distributors) to distribute Policies. These Distributors are registered with the SEC and are members of the National Association of Securities Dealers, Inc.
(NASD). All persons selling the Policy must be registered representatives of the Distributors, and must also be licensed as insurance agents to sell variable insurance products.

         Distribution Compensation for Currently Sold Products
          o Protector hVUL: Commission may equal an amount up to 105% of premium in the first year and up to 3% of premium in renewal years. Broker-dealers may also receive a service fee up to an annualized rate of 0.25% of the Policy value beginning in the fifth Policy Year.
          o Overture VIVA!: Commission may equal an amount up to 140% of premium in the first year and up to 13% of premium in renewal years. Broker-dealers may also receive a service fee up to an annualized rate of 0.5% of the Policy value beginning in the fifth Policy Year.
          o Overture OVATION!: During the first Policy Year, the commission may equal an amount up to 117% of the first year target premium paid plus the first year cost of any riders and 5% for premiums paid in excess of the first year target premium. For Policy Years two through seven, the commission may equal an amount up to 4% of premiums paid. Broker-dealers may also receive a service fee up to an annualized rate of 0.25% of the Accumulation Value beginning in the eighth Policy Year.
          o Overture BRAVO!: During the first Policy Year, the commission may equal an amount up to 105% of the first year target premium paid plus the first year cost of any riders and 4% for premiums paid in excess of the first year target premium. For Policy Years two through seven, the commission may equal an amount up to 4% of premiums paid. Broker-dealers may also receive a service fee up to an annualized rate of 0.25% of the Accumulation Value beginning in the eighth Policy Year.
          o Corporate Benefit VUL: During the first Policy Year, the commission may equal an amount up to 30% of premium in the first year and up to 12% of premium in renewal years. Broker-dealers may also receive a service fee up to an annualized rate of 0.25% of the Accumulation Value beginning in the sixth Policy Year.

         Distribution Compensation for Products No Longer Being Sold

          o Overture APPLAUSE, APPLAUSE II, & ENCORE!: During the first Policy Year, the commission may equal an amount up to 100% (105% for Encore!) of the first year target premium paid plus the first year cost of any riders and 4% for premiums paid in excess of the first year target premium. For Policy Years two through seven, the commission may equal an amount up to 4% (2% for Encore!) of premiums paid. Broker-dealers may also receive a service fee up to an annualized rate of 0.25% of the Accumulation Value beginning in the eighth Policy Year.
          o Overture LIFE SPVUL: During the first Policy Year, the commission may equal an amount up to 105% of the first year target premium paid plus the first year cost of any riders and 4% for premiums paid in excess of the first year target premium. For Policy Years two through seven, the commission may equal an amount up to 4% of premiums paid. Broker-dealers may also receive a service fee up to an annualized rate of 0.25% of the Accumulation Value beginning in the eighth Policy Year.

         Compensation arrangements may vary among broker-dealers. We may also pay other distribution expenses such as production incentive bonuses. These distribution expenses do not result in any additional charges under the Policy other than those described in this prospectus' CHARGES section.

                                     SAI:2

         MORE INFORMATION ON CHARGES

o        Waiver of Certain Charges

         When the Policy is sold in a manner that results in savings of sales or administrative expenses, we reserve the right to waive all or part of any fee we charge under the Policy (excluding charges charged by the portfolios). Factors we consider include one or more of the following: size and type of group to whom the Policy is issued; amount of expected premiums; relationship with us (employee of us or an affiliated company, receiving distributions or making transfers from other policies we or one of our affiliates issue, or transferring amounts held under qualified retirement plans we or one of our affiliates sponsor); type and frequency of administrative and sales services provided; or level of annual maintenance fee and withdrawal charges. Any fee waiver will not discriminate unfairly against protected classes of individuals and will be done according to our rules in effect at the time the Policy is issued. We reserve the right to change these rules. The right to waive any charges may be subject to State approval.

o        Underwriting Procedure

         The Policy's cost of insurance depends upon the insured's sex, issue age, risk class, and length of time the Policy has been in force. The rates will vary depending upon tobacco use and other risk factors. For the Policy 4101 policy, guaranteed cost of insurance rates are based on the gender-distinct, smoker-distinct 2001 Standard Ordinary Mortality Tables, Age Nearest Birthday. For all other policies, the guaranteed cost of insurance rates are based on the insured's attained age and are equal to the 1980 Insurance Commissioners Standard Ordinary Male and Female Mortality Tables without smoker distinction. The maximum rates for the table-rated substandard insureds are based on a multiple (shown in the schedule pages of the Policy) of the above rates. We may add flat extra ratings to reflect higher mortality risk. Any change in the cost of insurance rates will apply to all insureds of the same age, gender, risk class and whose Policies have been in effect for the same length of time.

       The cost of insurance rates, Policy charges, and payment options for Policies issued in Montana, and perhaps other states or in connection with certain employee benefit arrangements, are issued on a gender-neutral (unisex) basis. The unisex rates will be higher than those applicable to females and lower than those applicable to males.

       If the rating class for any increase in the specified amount of insurance coverage is not the same as the rating class at issue, the cost of insurance rate used after such increase will be a composite rate based upon a weighted average of the rates of the different rating classes. Decreases may be reflected in the cost of insurance rate, as discussed earlier.

       The actual charges made during the Policy year will be shown in the annual report delivered to Policy owners.

         DISTRIBUTION OF MATERIALS

         We will distribute proxy statements, updated prospectuses and other materials to you from time to time. In order to achieve cost savings, we may send consolidated mailings to several owners with the same last name who share a common address or post office box.

         LICENSING AGREEMENT

         The Policy is not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. (S&P). S&P makes no representation or warranty, express or implied, to the owners of the Policy or any member of the public regarding the advisability of investing in securities generally or in the Policy particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Licensee (Ameritas) is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Licensee or the Product. S&P has no obligation to take the needs of the Licensee or the owners of the Policy into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Policy or the timing of the issuance or sale of the Product or in the determination or calculation of the equation by which the Policy is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Policy.

         S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE POLICY, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

                                     SAI:3

         ADVERTISING

         From time to time, we may advertise performance information for the Subaccounts and their underlying portfolios. We may also advertise ratings, rankings or other information related to us, the Subaccounts or the underlying portfolios.

         We may provide hypothetical illustrations of Policy value, Cash Surrender Value and death benefit based on historical investment returns of the underlying portfolios for a sample Policy based on assumptions as to age, sex and risk class of the insured, and other Policy-specific assumptions.

         We may also provide individualized hypothetical illustrations calculated in the same manner as stated above but based upon factors particular to your Policy.

         PERFORMANCE DATA

         From time to time, we may advertise performance for the Subaccount variable investment options. Performance data is available on our website and is authorized for use with prospective investors only when accompanied or preceded by current product and fund prospectuses containing detailed information about the Policy, investment, limitations and risks.

         Performance returns reflect fees and charges assessed by the fund companies and current mortality and expenses and administrative risk charges deducted from separate account assets. Some portfolio advisors have agreed to limit their expenses; without these limits, performance would have been lower. The returns shown on our website do not reflect the Policy's transaction fees and periodic charges. If these fees and charges were deducted, the performance quoted would be lower. Yields shown are typically annualized yields. This means the income generated during the measured seven days is assumed to be generated each week over a 52-week period, and not reinvested, and is shown as a percentage of the investment.

         We encourage you to obtain a personalized illustration which reflects all charges of the Policy and the impact of those charges upon performance; contact your registered representative or us to obtain an illustration, without charge, based upon your specific situation. See the Policy prospectus for detailed information about Policy charges and portfolio prospectuses for each portfolio's expenses.

         For periods prior to the date the Policy Subaccount began operation, performance data will be calculated based on the performance of the underlying portfolio and the assumption that the Subaccounts were in existence for the same periods as those indicated for the underlying portfolio with the level of Policy charges that were in effect at the inception of the Subaccount.

         Past performance is no guarantee of future results. The return and principal value of an investment will fluctuate so that investor's shares, when redeemed, may be worth more or less than their original cost.

         FINANCIAL STATEMENTS

         The financial statements of Ameritas Variable Life Insurance Company as of December 31, 2004 and 2003, and for each of the three years in the period ended December 31, 2004, and the financial statements of the Subaccounts of Ameritas Variable Life Insurance Company Separate Account V as of December 31, 2004, and for each of the periods in the two years then ended, included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, 1248 O Street, Suite 716, Lincoln, Nebraska 68508, independent auditors and registered public accounting firm, respectively, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

         Our financial statements follow this page of this Statement. They only bear on our ability to meet our obligations under the Policy, and should not be considered as bearing on the investment performance of the assets held in the Separate Account.


                                     SAI:4

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors
Ameritas Variable Life Insurance Company
Lincoln, Nebraska

We have audited the accompanying statements of net assets of each of the subaccounts listed in Note 1 which comprise Ameritas Variable Life Insurance Company Separate Account V as of December 31, 2004, and the related statements of operations and changes in net assets for each of the periods in the two years then ended. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances but not for the purpose of expressing an opinion on the effectiveness of each of the subaccounts' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned at December 31, 2004, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of each of the subaccounts constituting Ameritas Variable Life Insurance Company Separate Account V as of December 31, 2004, and the results of their operations and changes in their net assets for each of the periods in the two years then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Lincoln, Nebraska
February 22, 2005

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT V
                            STATEMENTS OF NET ASSETS
                                DECEMBER 31, 2004

ASSETS
INVESTMENTS AT FAIR VALUE:

    Variable Insurance Products (Fidelity):
       VIP Equity-Income Portfolio: Initial Class (Equity-Income IC) -
         1,286,730.168 shares at $25.37 per share (cost $28,454,555)                             $     32,644,344
       VIP Equity-Income Portfolio: Service Class (Equity-Income SC) -
         27,965.656 shares at $25.28 per share (cost $617,094)                                            706,972
       VIP Growth Portfolio: Initial Class (Growth IC) -
         1,228,681.948 shares at $32.01 per share (cost $46,032,076)                                   39,330,109
       VIP Growth Portfolio: Service Class (Growth SC) -
         19,938.442 shares at $31.88 per share (cost $647,598)                                            635,638
       VIP High Income Portfolio: Initial Class (High Income IC) -
         1,252,786.348 shares at $7.00 per share (cost $7,875,485)                                      8,769,504
       VIP High Income Portfolio: Service Class (High Income SC) -
         71,674.390 shares at $6.97 per share (cost $413,706)                                             499,571
       VIP Overseas Portfolio: Initial Class (Overseas IC) -
         866,520.054 shares at $17.52 per share (cost $16,355,028)                                     15,181,431
       VIP Overseas Portfolio: Service Class (Overseas SC) -
         11,481.433 shares at $17.44 per share (cost $172,192)                                            200,236
       VIP Asset Manager Portfolio: Initial Class (Asset Mgr. IC) -
         1,568,154.810 shares at $14.85 per share (cost $24,915,047)                                   23,287,099
       VIP Asset Manager Portfolio: Service Class (Asset Mgr. SC) -
         16,464.181 shares at $14.75 per share (cost $226,336)                                            242,847
       VIP Investment Grade Bond Portfolio: Initial Class (Inv. Bond IC) -
         1,002,300.913 shares at $13.25 per share (cost $12,905,392)                                   13,280,487
       VIP Contrafund Portfolio: Initial Class (Contrafund IC) -
         1,009,774.067 shares at $26.62 per share (cost $21,837,107)                                   26,880,186
       VIP Contrafund Portfolio: Service Class (Contrafund SC) -
         26,801.136 shares at $26.53 per share (cost $588,590)                                            711,034
       VIP Asset Manager: Growth Portfolio: Initial Class (Asset Mgr. Gr. IC) -
         266,344.019 shares at $12.78 per share (cost $3,576,472)                                       3,403,877
       VIP Asset Manager: Growth Portfolio: Service Class (Asset Mgr. Gr. SC) -
         4,419.022 shares at $12.69 per share (cost $49,917)                                               56,077
       VIP Mid Cap Portfolio: Initial Class (MidCap IC) -
         2,423.078 shares at $30.18 per share (cost $59,341)                                               73,128
    The Alger American Fund (Alger):
       Alger American Balanced Portfolio - Class O (Balanced) -
         571,456.900 shares at $13.55 per share (cost $7,360,497)                                       7,743,241
       Alger American Leveraged AllCap Portfolio - Class O (Leveraged) -
         420,842.512 shares at $30.39 per share (cost $15,187,976)                                     12,789,404

                                      FS-2


                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT V
                            STATEMENTS OF NET ASSETS
                                DECEMBER 31, 2004

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

    MFS Variable Insurance Trust (MFS):
       Strategic Income Portfolio (Strategic Inc.) -
         188,428.261 shares at $11.25 per share (cost $1,987,936)                                $      2,119,818
       Utilities Portfolio (Utilities) -
         477,122.623 shares at $20.45 per share (cost $8,463,304)                                       9,757,158
       New Discovery Portfolio (New Discovery) -
         294,681.110 shares at $14.87 per share (cost $4,407,778)                                       4,381,908
    The Universal Institutional Funds, Inc. (Morgan Stanley):
       Emerging Markets Equity Portfolio - Class I (Emerging Markets) -
         489,076.793 shares at $11.05 per share (cost $3,995,000)                                       5,404,299
       Global Value Equity Portfolio - Class I (Global Value) -
         385,209.368 shares at $14.30 per share (cost $4,673,564)                                       5,508,494
       International Magnum Portfolio - Class I (Intl. Magnum) -
         208,161.474 shares at $11.29 per share (cost $2,111,355)                                       2,350,143
       U.S. Real Estate Portfolio - Class I (U.S. Real Estate) -
         393,303.193 shares at $20.48 per share (cost $5,766,480)                                       8,054,849
    Calvert Variable Series, Inc. Ameritas Portfolios (Ameritas):
       Ameritas Core Strategies Portfolio (Core Strat.) -
         1,147,066.862 shares at $16.55 per share (cost $17,028,559)                                   18,983,957
       Ameritas Growth Portfolio (Growth) -
         537,640.854 shares at $45.72 per share (cost $28,907,629)                                     24,580,940
       Ameritas Income & Growth Portfolio (Income and Growth) -
         854,985.863 shares at $12.61 per share (cost $11,733,684)                                     10,781,372
       Ameritas Index 500 Portfolio (Index 500) -
         225,643.430 shares at $130.81 per share (cost $31,285,283)                                    29,516,417
       Ameritas MidCap Growth Portfolio (MidCap) -
         623,638.170 shares at $35.71 per share (cost $18,613,049)                                     22,270,119
       Ameritas Money Market Portfolio (Money Market) -
         21,393,607.820 shares at $1.00 per share (cost $21,393,608)             $   21,393,608
           Dividends Receivable                                                           3,416
                                                                                ----------------
             Total                                                                                     21,397,024
       Ameritas Small Capitalization Portfolio (Small Cap) -
         586,044.940 shares at $27.06 per share (cost $22,299,215)                                     15,858,376
       Ameritas Small Company Equity Portfolio (Small Co. Equity) -
         206,486.679 shares at $25.23 per share (cost $4,378,342)                                       5,209,659
       Ameritas Select Portfolio (Select) -
         322,253.495 shares at $21.52 per share (cost $5,777,556)                                       6,934,895
    Calvert Variable Series, Inc. Calvert Portfolios (Calvert):
       CVS Social Balanced Portfolio (Balanced) -
         609,141.590 shares at $1.872 per share (cost $1,037,373)                                       1,140,313


                                      FS-3


                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT V
                            STATEMENTS OF NET ASSETS
                                DECEMBER 31, 2004

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

    Calvert Variable Series, Inc. Calvert Portfolios (Calvert), continued:
       CVS Social International Equity Portfolio (Intl. Equity) -
         55,439.845 shares at $16.49 per share (cost $759,749)                                   $        914,203
       CVS Social Mid Cap Growth Portfolio (Mid Cap) -
         37,654.512 shares at $26.36 per share (cost $847,116)                                            992,573
       CVS Social Small Cap Growth Portfolio (Small Cap) -
         98,076.806 shares at $16.80 per share (cost $1,424,432)                                        1,647,690
       CVS Social Equity Portfolio (Equity) -
         20,964.254 shares at $16.94 per share (cost $309,816)                                            355,134
       CVS Income Portfolio (Income) -
         122,192.249 shares at $15.93 per share (cost $1,999,070)                                       1,946,523
    American Century Variable Portfolios, Inc. (American Century):
       VP Income & Growth Portfolio (Income & Growth) -
         643,385.812 shares at $7.32 per share (cost $3,947,211)                                        4,709,584
       VP Value Portfolio (Value) -
         9,742.502 shares at $8.75 per share (cost $76,174)                                                85,247
    AIM Variable Insurance Funds (Invesco):
       AIM V.I. Dynamics Portfolio - Series I (Dynamics) -
         86,469.035 shares at $13.34 per share (cost $971,184)                                          1,153,497
    Salomon Brothers Variable Series Funds Inc. (Salomon):
       Variable All Cap Portfolio (All Cap) -
         192,263.808 shares at $16.83 per share (cost $2,792,626)                                       3,235,800
    Summit Mutual Funds, Inc. Summit Pinnacle Series (Summit):
       S&P MidCap 400 Index Portfolio (S&P MidCap) -
         63,663.451 shares at $60.76 per share (cost $3,064,923)                                        3,868,191
       Russell 2000 Small Cap Index Portfolio (Russell Small Cap) -
         58,795.347 shares at $63.92 per share (cost $2,959,391)                                        3,758,199
       Nasdaq-100 Index Portfolio (Nasdaq-100 Index) -
         110,602.192 shares at $22.81 per share (cost $2,027,884)                                       2,522,836
       EAFE International Index Portfolio (EAFE Intl.) -
         2,020.217 shares at $74.34 per share (cost $128,880)                                             150,183
    Third Avenue Variable Series Trust (Third Avenue):
       Third Avenue Value Portfolio (Value) -
         580,210.396 shares at $24.73 per share (cost $10,874,214)                                     14,348,603
    Dreyfus Investment Portfolios (Dreyfus):
       MidCap Stock Portfolio - Service Shares (MidCap) -
         61,886.167 shares at $17.57 per share (cost $927,629)                                          1,087,340
                                                                                                --------------------

    NET ASSETS REPRESENTING EQUITY OF POLICYOWNERS                                               $    421,460,529
                                                                                                ====================

The accompanying notes are an integral part of these financial statements.

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT V
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                            Fidelity
                                                                              --------------------------------------

                                                                                        Equity-Income IC
                                                                              --------------------------------------
                                                                                    2004                2003
                                                                              ------------------ -------------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                             $        432,071   $        435,764
   Mortality and expense risk charge                                                   (262,413)          (213,712)
                                                                              ------------------ -------------------
Net investment income(loss)                                                             169,658            222,052
                                                                              ------------------ -------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                      103,217               ----
   Net realized gain(loss) on sale of fund shares                                       132,733           (489,131)
                                                                              ------------------ -------------------
Net realized gain(loss)                                                                 235,950           (489,131)
                                                                              ------------------ -------------------

Change in unrealized appreciation/depreciation                                        2,721,879          6,581,840
                                                                              ------------------ -------------------

Net increase(decrease) in net assets resulting
    from operations                                                            $      3,127,487   $      6,314,761
                                                                              ================== ===================


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $        169,658   $        222,052
   Net realized gain(loss)                                                              235,950           (489,131)
   Net change in unrealized appreciation/depreciation                                 2,721,879          6,581,840
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                    3,127,487          6,314,761
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                2,888,339          2,407,090
   Subaccounts transfers (including fixed account), net                               2,370,767           (607,046)
   Transfers for policyowner benefits and terminations                               (1,571,439)        (1,467,384)
   Policyowner maintenance charges                                                   (2,031,934)        (1,695,611)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                  1,655,733         (1,362,951)
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                4,783,220          4,951,810
Net assets at beginning of period                                                    27,861,124         22,909,314
                                                                              ------------------ -------------------
Net assets at end of period                                                    $     32,644,344   $     27,861,124
                                                                              ================== ===================



The accompanying notes are an integral part of these financial statements.


                                                      Fidelity
--------------------------------------------------------------------------------------------------------------------

          Equity-Income SC                           Growth IC                              Growth SC
-------------------------------------- -------------------------------------- --------------------------------------
       2004               2003                2004               2003               2004                2003
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
 $          6,389    $          3,882   $         99,922   $         90,057    $            811   $            690
           (5,264)             (2,562)          (337,702)          (297,915)             (5,026)            (3,704)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
            1,125               1,320           (237,780)          (207,858)             (4,215)            (3,014)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------


            1,616                ----               ----               ----                ----               ----
            8,026              (2,334)        (1,014,386)        (1,806,829)             (4,090)           (21,391)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
            9,642              (2,334)        (1,014,386)        (1,806,829)             (4,090)           (21,391)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

           50,326              84,378          2,199,985         11,356,169              24,158            139,607
------------------- ------------------ ------------------- ------------------ ------------------ -------------------


 $         61,093    $         83,364   $        947,819   $      9,341,482    $         15,853   $        115,202
=================== ================== =================== ================== ================== ===================




 $          1,125    $          1,320   $       (237,780)  $       (207,858)   $         (4,215)  $         (3,014)
            9,642              (2,334)        (1,014,386)        (1,806,829)             (4,090)           (21,391)
           50,326              84,378          2,199,985         11,356,169              24,158            139,607
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

           61,093              83,364            947,819          9,341,482              15,853            115,202
------------------- ------------------ ------------------- ------------------ ------------------ -------------------


           79,594              65,921          4,256,883          4,052,339             112,863            138,289
          190,670             100,112            922,736           (773,564)             79,257             22,879
           (6,766)             (3,057)        (2,568,970)        (2,088,729)            (33,461)           (54,816)
          (43,545)            (21,814)        (2,843,333)        (2,621,540)            (41,939)           (36,013)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
          219,953             141,162           (232,684)        (1,431,494)            116,720             70,339
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

          281,046             224,526            715,135          7,909,988             132,573            185,541
          425,926             201,400         38,614,974         30,704,986             503,065            317,524
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
 $        706,972    $        425,926   $     39,330,109   $     38,614,974    $        635,638   $        503,065
=================== ================== =================== ================== ================== ===================

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT V
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                            Fidelity
                                                                              --------------------------------------

                                                                                         High Income IC
                                                                              --------------------------------------
                                                                                    2004                2003
                                                                              ------------------ -------------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                             $        590,120   $        446,988
   Mortality and expense risk charge                                                    (69,216)           (77,002)
                                                                              ------------------ -------------------
Net investment income(loss)                                                             520,904            369,986
                                                                              ------------------ -------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                         ----               ----
   Net realized gain(loss) on sale of fund shares                                       219,805          1,038,314
                                                                              ------------------ -------------------
Net realized gain(loss)                                                                 219,805          1,038,314
                                                                              ------------------ -------------------

Change in unrealized appreciation/depreciation                                          (36,353)           683,326
                                                                              ------------------ -------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $        704,356   $      2,091,626
                                                                              ================== ===================


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $        520,904   $        369,986
   Net realized gain(loss)                                                              219,805          1,038,314
   Net change in unrealized appreciation/depreciation                                   (36,353)           683,326
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                      704,356          2,091,626
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                  806,982            574,534
   Subaccounts transfers (including fixed account), net                                 707,095         (2,538,574)
   Transfers for policyowner benefits and terminations                                 (481,809)          (461,083)
   Policyowner maintenance charges                                                     (541,566)          (485,873)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                    490,702         (2,910,996)
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                1,195,058           (819,370)
Net assets at beginning of period                                                     7,574,446          8,393,816
                                                                              ------------------ -------------------
Net assets at end of period                                                    $      8,769,504   $      7,574,446
                                                                              ================== ===================


The accompanying notes are an integral part of these financial statements.


                                                     Fidelity
--------------------------------------------------------------------------------------------------------------------

           High Income SC                           Overseas IC                            Overseas SC
-------------------------------------- -------------------------------------- --------------------------------------
       2004               2003                2004               2003               2004                2003
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
 $        109,097    $         85,612   $        147,110    $         84,053   $          1,823   $            786
           (7,624)            (11,037)          (117,215)            (90,641)            (1,538)            (1,058)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
          101,473              74,575             29,895              (6,588)               285               (272)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------


             ----                ----               ----                ----               ----               ----
           93,391              15,382           (289,467)           (797,801)             7,855             (4,447)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
           93,391              15,382           (289,467)           (797,801)             7,855             (4,447)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

         (169,884)            192,394          1,928,090           4,586,150             13,020             50,265
------------------- ------------------ ------------------- ------------------ ------------------ -------------------


 $         24,980    $        282,351   $      1,668,518    $      3,781,761   $         21,160   $         45,546
=================== ================== =================== ================== ================== ===================




 $        101,473    $         74,575   $         29,895    $         (6,588)  $            285   $           (272)
           93,391              15,382           (289,467)           (797,801)             7,855             (4,447)
         (169,884)            192,394          1,928,090           4,586,150             13,020             50,265
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

           24,980             282,351          1,668,518           3,781,761             21,160             45,546
------------------- ------------------ ------------------- ------------------ ------------------ -------------------


           28,646              18,648          1,397,978           1,188,878             28,218             42,530
         (862,707)             50,087          1,033,653             (56,060)            65,042             11,904
             (525)               ----           (727,810)           (720,637)           (70,156)           (14,758)
          (45,390)            (62,799)          (887,632)           (734,494)           (12,251)           (10,670)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
         (879,976)              5,936            816,189            (322,313)            10,853             29,006
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

         (854,996)            288,287          2,484,707           3,459,448             32,013             74,552
        1,354,567           1,066,280         12,696,724           9,237,276            168,223             93,671
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
 $        499,571    $      1,354,567   $     15,181,431    $     12,696,724   $        200,236   $        168,223
=================== ================== =================== ================== ================== ===================

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT V
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                            Fidelity
                                                                              --------------------------------------

                                                                                          Asset Mgr. IC
                                                                              --------------------------------------
                                                                                    2004                2003
                                                                              ------------------ -------------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                             $        631,309   $        800,779
   Mortality and expense risk charge                                                   (208,190)          (199,499)
                                                                              ------------------ -------------------
Net investment income(loss)                                                             423,119            601,280
                                                                              ------------------ -------------------

Realized gain(loss) on investments:

   Net realized gain distributions                                                         ----               ----
   Net realized gain(loss) on sale of fund shares                                      (246,076)          (541,969)
                                                                              ------------------ -------------------
Net realized gain(loss)                                                                (246,076)          (541,969)
                                                                              ------------------ -------------------

Change in unrealized appreciation/depreciation                                          843,614          3,445,463
                                                                              ------------------ -------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $      1,020,657   $      3,504,774
                                                                              ================== ===================


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $        423,119   $        601,280
   Net realized gain(loss)                                                             (246,076)          (541,969)
   Net change in unrealized appreciation/depreciation                                   843,614          3,445,463
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                    1,020,657          3,504,774
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:

   Payments received from policyowners                                                2,053,399          2,142,296
   Subaccounts transfers (including fixed account), net                                (234,589)          (226,240)
   Transfers for policyowner benefits and terminations                               (1,426,706)        (1,646,840)
   Policyowner maintenance charges                                                   (1,777,390)        (1,801,915)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                 (1,385,286)        (1,532,699)
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                 (364,629)         1,972,075
Net assets at beginning of period                                                    23,651,728         21,679,653
                                                                              ------------------ -------------------
Net assets at end of period                                                    $     23,287,099   $     23,651,728
                                                                              ================== ===================


The accompanying notes are an integral part of these financial statements.

                                                     Fidelity
--------------------------------------------------------------------------------------------------------------------

            Asset Mgr. SC                          Inv. Bond IC                           Contrafund IC
-------------------------------------- -------------------------------------- --------------------------------------
       2004               2003                2004               2003               2004                2003
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
 $          9,908    $          6,960   $        553,607   $        605,305    $         73,101   $         83,084
           (2,451)             (2,401)          (116,653)          (132,866)           (194,804)          (153,553)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
            7,457               4,559            436,954            472,439            (121,703)           (70,469)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------


             ----                ----            398,209            212,978                ----               ----
            7,265              (1,230)           (20,203)           206,710             221,785           (214,975)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
            7,265              (1,230)           378,006            419,688             221,785           (214,975)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

           (2,076)             36,999           (385,483)          (270,369)          3,207,706          4,786,634
------------------- ------------------ ------------------- ------------------ ------------------ -------------------


 $         12,646    $         40,328   $        429,477   $        621,758    $      3,307,788   $      4,501,190
=================== ================== =================== ================== ================== ===================




 $          7,457    $          4,559   $        436,954   $        472,439    $       (121,703)  $        (70,469)
            7,265              (1,230)           378,006            419,688             221,785           (214,975)
           (2,076)             36,999           (385,483)          (270,369)          3,207,706          4,786,634
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

           12,646              40,328            429,477            621,758           3,307,788          4,501,190
------------------- ------------------ ------------------- ------------------ ------------------ -------------------


           28,994              93,162          1,401,217          1,344,091           2,816,951          2,416,387
           12,703              87,602           (228,200)        (1,315,200)          2,734,020            141,243
         (136,710)             (8,592)          (798,835)        (1,070,245)         (1,452,412)        (1,281,432)
          (29,771)            (32,854)        (1,023,779)        (1,079,986)         (1,772,039)        (1,450,077)
------------------- ------------------ ------------------- ------------------- ------------------ -------------------
         (124,784)            139,318           (649,597)        (2,121,340)          2,326,520           (173,879)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

         (112,138)            179,646           (220,120)        (1,499,582)          5,634,308          4,327,311
          354,985             175,339         13,500,607         15,000,189          21,245,878         16,918,567
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
 $        242,847    $        354,985   $     13,280,487   $     13,500,607    $     26,880,186   $     21,245,878
=================== ================== =================== ================== ================== ===================

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT V
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                            Fidelity
                                                                              --------------------------------------

                                                                                          Contrafund SC
                                                                              --------------------------------------
                                                                                    2004                2003
                                                                              ------------------ -------------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                             $          1,323   $          1,256
   Mortality and expense risk charge                                                     (5,194)            (3,478)
                                                                              ------------------ -------------------
Net investment income(loss)                                                              (3,871)            (2,222)
                                                                              ------------------ -------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                         ----               ----
   Net realized gain(loss) on sale of fund shares                                         8,948             (1,897)
                                                                              ------------------ -------------------
Net realized gain(loss)                                                                   8,948             (1,897)
                                                                              ------------------ -------------------

Change in unrealized appreciation/depreciation                                           77,358            103,094
                                                                              ------------------ -------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $         82,435   $         98,975
                                                                              ================== ===================


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $         (3,871)  $         (2,222)
   Net realized gain(loss)                                                                8,948             (1,897)
   Net change in unrealized appreciation/depreciation                                    77,358            103,094
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                       82,435             98,975
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                  122,690             94,580
   Subaccounts transfers (including fixed account), net                                  60,439             35,274
   Transfers for policyowner benefits and terminations                                  (19,692)            (9,418)
   Policyowner maintenance charges                                                      (42,184)           (30,632)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                    121,253             89,804
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                  203,688            188,779
Net assets at beginning of period                                                       507,346            318,567
                                                                              ------------------ -------------------
Net assets at end of period                                                    $        711,034   $        507,346
                                                                              ================== ===================


The accompanying notes are an integral part of these financial statements.

                                                       Fidelity
--------------------------------------------------------------------------------------------------------------------

          Asset Mgr. Gr. IC                      Asset Mgr. Gr. SC                          MidCap IC
-------------------------------------- -------------------------------------- --------------------------------------
       2004               2003                2004               2003               2004                2003
------------------- ------------------ ------------------- ------------------- ------------------ -------------------
 $         72,112    $         85,785   $          1,170   $            181    $           ----   $           ----
          (26,910)            (24,147)              (485)              (253)               (316)               (34)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
           45,202              61,638                685                (72)               (316)               (34)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------


             ----                ----               ----               ----                ----               ----
          (46,124)           (177,488)               266               (417)                574                 72
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
          (46,124)           (177,488)               266               (417)                574                 72
------------------- ------------------ ------------------- ------------------- ------------------ -------------------

          169,882             700,948              1,723              5,635              11,611              2,176
------------------- ------------------ ------------------- ------------------ ------------------ -------------------


 $        168,960    $        585,098   $          2,674   $          5,146    $         11,869   $          2,214
=================== ================== =================== ================== ================== ===================




 $         45,202    $         61,638   $            685   $            (72)   $           (316)  $            (34)
          (46,124)           (177,488)               266               (417)                574                 72
          169,882             700,948              1,723              5,635              11,611              2,176
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

          168,960             585,098              2,674              5,146              11,869              2,214
------------------- ------------------ ------------------- ------------------ ------------------ -------------------


          427,638             436,479              4,071              3,011              29,093              3,282
          (24,232)           (174,129)             1,837             36,477              23,653             18,908
         (168,772)           (223,884)            (1,948)              ----                (149)              ----
         (264,454)           (257,915)            (2,075)            (1,138)            (14,046)            (1,696)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
          (29,820)           (219,449)             1,885             38,350              38,551             20,494
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

          139,140             365,649              4,559             43,496              50,420             22,708
        3,264,737           2,899,088             51,518              8,022              22,708               ----
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
 $      3,403,877    $      3,264,737   $         56,077   $         51,518    $         73,128   $         22,708
=================== ================== =================== ================== ================== ===================

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT V
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                              Alger
                                                                              --------------------------------------

                                                                                            Balanced
                                                                              --------------------------------------
                                                                                    2004                2003
                                                                              ------------------ -------------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                             $        110,568   $        135,207
   Mortality and expense risk charge                                                    (60,527)           (53,316)
                                                                              ------------------ -------------------
Net investment income(loss)                                                              50,041             81,891
                                                                              ------------------ -------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                         ----               ----
   Net realized gain(loss) on sale of fund shares                                         2,764            (61,757)
                                                                              ------------------ -------------------
Net realized gain(loss)                                                                   2,764            (61,757)
                                                                              ------------------ -------------------

Change in unrealized appreciation/depreciation                                          225,264          1,053,202
                                                                              ------------------ -------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $        278,069   $      1,073,336
                                                                              ================== ===================


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $         50,041   $         81,891
   Net realized gain(loss)                                                                2,764            (61,757)
   Net change in unrealized appreciation/depreciation                                   225,264          1,053,202
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                      278,069          1,073,336
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:

   Payments received from policyowners                                                1,107,728          1,025,917
   Subaccounts transfers (including fixed account), net                                 385,660            176,330
   Transfers for policyowner benefits and terminations                                 (504,977)          (380,928)
   Policyowner maintenance charges                                                     (649,763)          (628,647)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                    338,648            192,672
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                  616,717          1,266,008
Net assets at beginning of period                                                     7,126,524          5,860,516
                                                                              ------------------ -------------------
Net assets at end of period                                                    $      7,743,241   $      7,126,524
                                                                              ================== ===================


The accompanying notes are an integral part of these financial statements.


                Alger                                                      MFS
-------------------------------------- -----------------------------------------------------------------------------

              Leveraged                           Strategic Inc.                            Utilities
------------------- ------------------ ------------------- ------------------- ------------------ ------------------
       2004               2003                2004               2003               2004                2003
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
 $           ----    $           ----   $         98,430   $        127,073    $        109,253   $        136,639
         (101,129)            (88,023)           (15,864)           (17,609)            (62,830)           (47,969)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
         (101,129)            (88,023)            82,566            109,464              46,423             88,670
------------------- ------------------ ------------------- ------------------ ------------------ -------------------


             ----                ----               ----               ----                ----               ----
         (476,028)           (936,893)            12,221             56,831              (8,383)          (404,968)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
         (476,028)           (936,893)            12,221             56,831              (8,383)          (404,968)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

        1,438,022           4,055,849             37,206             21,929           2,110,389          2,100,104
------------------- ------------------ ------------------- ------------------ ------------------ -------------------


 $        860,865    $      3,030,933   $        131,993   $        188,224    $      2,148,429   $      1,783,806
=================== ================== =================== ================== ================== ===================




 $       (101,129)   $        (88,023)  $         82,566   $        109,464    $         46,423   $         88,670
         (476,028)           (936,893)            12,221             56,831              (8,383)          (404,968)
        1,438,022           4,055,849             37,206             21,929           2,110,389          2,100,104
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

          860,865           3,030,933            131,993            188,224           2,148,429          1,783,806
------------------- ------------------ ------------------- ------------------ ------------------ -------------------


        2,014,047           2,179,253            320,717            330,265           1,076,729          1,044,466
         (685,875)           (110,220)           282,891           (419,048)            747,122            148,735
         (756,236)           (726,880)          (145,943)          (265,068)           (473,369)          (282,140)
       (1,112,651)         (1,092,206)          (188,932)          (179,873)           (744,173)          (680,417)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
         (540,715)            249,947            268,733           (533,724)            606,309            230,644
 ------------------- ------------------ ------------------- ------------------ ------------------ -------------------

          320,150           3,280,880            400,726           (345,500)          2,754,738          2,014,450
       12,469,254           9,188,374          1,719,092          2,064,592           7,002,420          4,987,970
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
 $     12,789,404    $     12,469,254   $      2,119,818   $      1,719,092    $      9,757,158   $      7,002,420
=================== ================== =================== ================== ================== ===================

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT V
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                               MFS
                                                                              --------------------------------------

                                                                                          New Discovery
                                                                              --------------------------------------
                                                                                    2004                2003
                                                                              ------------------ -------------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                             $           ----   $           ----
   Mortality and expense risk charge                                                    (34,419)           (28,598)
                                                                              ------------------ -------------------
Net investment income(loss)                                                             (34,419)           (28,598)
                                                                              ------------------ -------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                         ----               ----
   Net realized gain(loss) on sale of fund shares                                       (82,583)          (193,642)
                                                                              ------------------ -------------------
Net realized gain(loss)                                                                 (82,583)          (193,642)
                                                                              ------------------ -------------------

Change in unrealized appreciation/depreciation                                          336,336          1,211,403
                                                                              ------------------ -------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $        219,334   $        989,163
                                                                              ================== ===================


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $        (34,419)  $        (28,598)
   Net realized gain(loss)                                                              (82,583)          (193,642)
   Net change in unrealized appreciation/depreciation                                   336,336          1,211,403
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                      219,334            989,163
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:

   Payments received from policyowners                                                  693,883            727,653
   Subaccounts transfers (including fixed account), net                                (298,503)           179,833
   Transfers for policyowner benefits and terminations                                 (278,168)          (206,110)
   Policyowner maintenance charges                                                     (363,591)          (345,134)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                   (246,379)           356,242
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                  (27,045)         1,345,405
Net assets at beginning of period                                                     4,408,953          3,063,548
                                                                              ------------------ -------------------
Net assets at end of period                                                    $      4,381,908   $      4,408,953
                                                                              ================== ===================



The accompanying notes are an integral part of these financial statements.


                                                   Morgan Stanley
--------------------------------------------------------------------------------------------------------------------

          Emerging Markets                         Global Value                           Intl. Magnum
-------------------------------------- -------------------------------------- --------------------------------------
       2004               2003                2004               2003               2004                2003
------------------- ------------------ ------------------- ------------------- ------------------ -------------------
 $         25,679    $           ----   $         36,297   $           ----    $         62,131   $          1,843
          (32,440)            (21,691)           (39,006)           (29,395)            (15,941)           (11,433)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
           (6,761)            (21,691)            (2,709)           (29,395)             46,190             (9,590)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------


             ----                ----               ----               ----                ----               ----
          202,591              39,514             42,652            (93,925)              1,976            (92,863)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
          202,591              39,514             42,652            (93,925)              1,976            (92,863)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

          661,617           1,106,760            580,095          1,093,169             273,653            461,655
------------------- ------------------ ------------------- ------------------ ------------------ -------------------


 $        857,447    $      1,124,583   $        620,038   $        969,849    $        321,819   $        359,202
=================== ================== =================== ================== ================== ===================




 $         (6,761)   $        (21,691)  $         (2,709)  $        (29,395)   $         46,190   $         (9,590)
          202,591              39,514             42,652            (93,925)              1,976            (92,863)
          661,617           1,106,760            580,095          1,093,169             273,653            461,655
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

          857,447           1,124,583            620,038            969,849             321,819            359,202
------------------- ------------------ ------------------- ------------------ ------------------ -------------------


          465,744             460,933            678,558            603,728             269,439            244,986
          957,918             136,603            190,639             95,350             226,337             52,812
         (187,133)           (143,806)          (208,235)          (166,737)            (68,096)           (59,942)
         (290,722)           (232,047)          (371,047)          (311,710)           (155,837)          (123,239)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
          945,807             221,683            289,915            220,631             271,843            114,617
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

        1,803,254           1,346,266            909,953          1,190,480             593,662            473,819
        3,601,045           2,254,779          4,598,541          3,408,061           1,756,481          1,282,662
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
 $      5,404,299    $      3,601,045   $      5,508,494   $      4,598,541    $      2,350,143   $      1,756,481
=================== ================== =================== ================== ================== ===================

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT V
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                         Morgan Stanley
                                                                              --------------------------------------

                                                                                        U.S. Real Estate
                                                                              --------------------------------------
                                                                                    2004                2003
                                                                              ------------------ -------------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                             $         89,881   $           ----
   Mortality and expense risk charge                                                    (48,160)           (31,114)
                                                                              ------------------ -------------------
Net investment income(loss)                                                              41,721            (31,114)
                                                                              ------------------ -------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                      104,635               ----
   Net realized gain(loss) on sale of fund shares                                       342,880             97,663
                                                                              ------------------ -------------------
Net realized gain(loss)                                                                 447,515             97,663
                                                                              ------------------ -------------------

Change in unrealized appreciation/depreciation                                        1,390,404          1,107,420
                                                                              ------------------ -------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $      1,879,640   $      1,173,969
                                                                              ================== ===================


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $         41,721   $        (31,114)
   Net realized gain(loss)                                                              447,515             97,663
   Net change in unrealized appreciation/depreciation                                 1,390,404          1,107,420
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                    1,879,640          1,173,969
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                  719,921            502,423
   Subaccounts transfers (including fixed account), net                               1,795,729            638,672
   Transfers for policyowner benefits and terminations                                 (757,541)          (140,323)
   Policyowner maintenance charges                                                     (463,585)          (349,127)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                  1,294,524            651,645
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                3,174,164          1,825,614
Net assets at beginning of period                                                     4,880,685          3,055,071
                                                                              ------------------ -------------------
Net assets at end of period                                                    $      8,054,849   $      4,880,685
                                                                              ================== ===================


The accompanying notes are an integral part of these financial statements.

                                                     Ameritas
--------------------------------------------------------------------------------------------------------------------

             Core Strat.                              Growth                            Income and Growth
-------------------------------------- -------------------------------------- --------------------------------------
       2004               2003                2004               2003               2004                2003
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
 $        157,525    $           ----   $         32,667   $           ----    $         99,916   $         49,157
         (147,943)            (24,071)          (204,019)          (177,427)            (83,217)           (71,022)
------------------- ------------------ ------------------- ------------------- ------------------ -------------------
            9,582             (24,071)          (171,352)          (177,427)             16,699            (21,865)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------


             ----                ----               ----               ----                ----               ----
           70,251                  42           (559,920)        (1,173,542)           (122,499)          (558,328)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
           70,251                  42           (559,920)        (1,173,542)           (122,499)          (558,328)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

        1,194,693             760,704          1,803,225          7,537,935             805,043          2,768,727
------------------- ------------------ ------------------- ------------------ ------------------ -------------------


 $      1,274,526    $        736,675   $      1,071,953   $      6,186,966    $        699,243   $      2,188,534
=================== ================== =================== ================== ================== ===================




 $          9,582    $        (24,071)  $       (171,352)  $       (177,427)   $         16,699   $        (21,865)
           70,251                  42           (559,920)        (1,173,542)           (122,499)          (558,328)
        1,194,693             760,704          1,803,225          7,537,935             805,043          2,768,727
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

        1,274,526             736,675          1,071,953          6,186,966             699,243          2,188,534
------------------- ------------------ ------------------- ------------------ ------------------ -------------------


        2,825,743             499,904          3,312,423          3,452,814           1,487,695          1,464,894
         (436,572)         17,189,827           (727,294)          (245,154)            109,421           (508,581)
       (1,250,920)           (118,964)        (1,625,875)        (1,213,224)           (507,243)          (516,890)
       (1,492,920)           (243,342)        (2,006,658)        (1,919,032)           (882,100)          (819,041)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
         (354,669)         17,327,425         (1,047,404)            75,404             207,773           (379,618)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

          919,857          18,064,100             24,549          6,262,370             907,016          1,808,916
       18,064,100                ----         24,556,391         18,294,021           9,874,356          8,065,440
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
 $     18,983,957    $     18,064,100   $     24,580,940   $     24,556,391    $     10,781,372   $      9,874,356
=================== ================== =================== ================== ================== ===================

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT V
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                            Ameritas
                                                                              --------------------------------------

                                                                                            Index 500
                                                                              --------------------------------------
                                                                                    2004                2003
                                                                              ------------------ -------------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                             $        491,350   $        335,578
   Mortality and expense risk charge                                                   (224,724)          (182,995)
                                                                              ------------------ -------------------
Net investment income(loss)                                                             266,626            152,583
                                                                              ------------------ -------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                         ----               ----
   Net realized gain(loss) on sale of fund shares                                      (540,240)          (945,863)
                                                                              ------------------ -------------------
Net realized gain(loss)                                                                (540,240)          (945,863)
                                                                              ------------------ -------------------

Change in unrealized appreciation/depreciation                                        2,842,618          6,289,412
                                                                              ------------------ -------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $      2,569,004   $      5,496,132
                                                                              ================== ===================


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $        266,626   $        152,583
   Net realized gain(loss)                                                             (540,240)          (945,863)
   Net change in unrealized appreciation/depreciation                                 2,842,618          6,289,412
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                    2,569,004          5,496,132
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                3,986,378          4,043,544
   Subaccounts transfers (including fixed account), net                                 799,716            201,723
   Transfers for policyowner benefits and terminations                               (2,049,642)        (1,211,039)
   Policyowner maintenance charges                                                   (2,347,972)        (2,113,633)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                    388,480            920,595
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                2,957,484          6,416,727
Net assets at beginning of period                                                    26,558,933         20,142,206
                                                                              ------------------ -------------------
Net assets at end of period                                                    $     29,516,417   $     26,558,933
                                                                              ================== ===================



The accompanying notes are an integral part of these financial statements.

                                                      Ameritas
--------------------------------------------------------------------------------------------------------------------

               MidCap                              Money Market                             Small Cap
-------------------------------------- -------------------------------------- --------------------------------------
       2004               2003                2004               2003               2004                2003
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
 $           ----    $           ----   $        279,345   $        284,847    $           ----   $           ----
         (175,558)           (139,366)          (200,985)          (234,702)           (130,938)          (115,806)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
         (175,558)           (139,366)            78,360             50,145            (130,938)          (115,806)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------


             ----                ----               ----               ----                ----               ----
          164,344            (328,978)              ----               ----            (667,131)          (819,682)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
          164,344            (328,978)              ----               ----            (667,131)          (819,682)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

        2,410,439           6,662,803               ----               ----           1,005,167          5,219,463
------------------- ------------------ ------------------- ------------------ ------------------ -------------------


 $      2,399,225    $      6,194,459   $         78,360   $         50,145    $        207,098   $      4,283,975
=================== ================== =================== ================== ================== ===================




 $       (175,558)   $       (139,366)  $         78,360   $         50,145    $       (130,938)  $       (115,806)
          164,344            (328,978)              ----               ----            (667,131)          (819,682)
        2,410,439           6,662,803               ----               ----           1,005,167          5,219,463
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

        2,399,225           6,194,459             78,360             50,145             207,098          4,283,975
------------------- ------------------ ------------------- ------------------ ------------------ -------------------


        2,359,279           2,253,305         17,301,793         18,432,651           2,171,741          2,338,781
          607,635             484,619        (14,239,472)        (9,046,178)            (61,914)           182,992
       (1,624,202)           (958,095)        (7,175,969)        (3,974,203)         (1,178,543)        (1,008,215)
       (1,569,165)         (1,373,498)        (2,349,187)        (2,759,269)         (1,211,453)        (1,154,446)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
         (226,453)            406,331         (6,462,835)         2,653,001            (280,169)           359,112
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

        2,172,772           6,600,790         (6,384,475)         2,703,146             (73,071)         4,643,087
       20,097,347          13,496,557         27,781,499         25,078,353          15,931,447         11,288,360
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
 $     22,270,119    $     20,097,347   $     21,397,024   $     27,781,499    $     15,858,376   $     15,931,447
=================== ================== =================== ================== ================== ===================

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT V
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                            Ameritas
                                                                              --------------------------------------

                                                                                        Small Co. Equity
                                                                              --------------------------------------
                                                                                    2004                2003
                                                                              ------------------ -------------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                             $           ----   $           ----
   Mortality and expense risk charge                                                    (33,763)           (24,138)
                                                                              ------------------ -------------------
Net investment income(loss)                                                             (33,763)           (24,138)
                                                                              ------------------ -------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                      335,602            124,860
   Net realized gain(loss) on sale of fund shares                                        94,603             14,998
                                                                              ------------------ -------------------
Net realized gain(loss)                                                                 430,205            139,858
                                                                              ------------------ -------------------

Change in unrealized appreciation/depreciation                                          223,490            814,989
                                                                              ------------------ -------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $        619,932   $        930,709
                                                                              ================== ===================


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $        (33,763)  $        (24,138)
   Net realized gain(loss)                                                              430,205            139,858
   Net change in unrealized appreciation/depreciation                                   223,490            814,989
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                      619,932            930,709
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                  869,519            680,883
   Subaccounts transfers (including fixed account), net                                 430,473            309,293
   Transfers for policyowner benefits and terminations                                 (192,443)          (102,948)
   Policyowner maintenance charges                                                     (420,072)          (348,092)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                    687,477            539,136
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                1,307,409          1,469,845
Net assets at beginning of period                                                     3,902,250          2,432,405
                                                                              ------------------ -------------------
Net assets at end of period                                                    $      5,209,659   $      3,902,250
                                                                              ================== ===================


The accompanying notes are an integral part of these financial statements.



              Ameritas                                                   Calvert
-------------------------------------- -----------------------------------------------------------------------------

               Select                                Balanced                             Intl. Equity
-------------------------------------- -------------------------------------- --------------------------------------
       2004               2003                2004               2003               2004                2003
------------------- ------------------ ------------------- ----------------- ------------------ -------------------
 $         24,306    $          8,427   $         18,669   $         15,815    $          7,130   $         12,936
          (49,609)            (34,976)            (8,345)            (6,018)             (5,648)            (2,982)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
          (25,303)            (26,549)            10,324              9,797               1,482              9,954
------------------- ------------------ ------------------- ------------------ ------------------ -------------------


             ----                ----               ----               ----                ----               ----
          138,223             (29,043)             8,224            (32,698)             19,141             (6,453)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
          138,223             (29,043)             8,224            (32,698)             19,141             (6,453)
------------------- ------------------ ------------------- ------------------- ------------------ -------------------

          404,884           1,170,857             57,607            137,457             105,451            121,097
------------------- ------------------ ------------------- ------------------ ------------------ -------------------


 $        517,804    $      1,115,265   $         76,155   $        114,556    $        126,074   $        124,598
=================== ================== =================== ================== ================== ===================




 $        (25,303)   $        (26,549)  $         10,324   $          9,797    $          1,482   $          9,954
          138,223             (29,043)             8,224            (32,698)             19,141             (6,453)
          404,884           1,170,857             57,607            137,457             105,451            121,097
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

          517,804           1,115,265             76,155            114,556             126,074            124,598
------------------- ------------------ ------------------- ------------------ ------------------ -------------------


        1,133,755             965,215            182,905            152,349             167,935            104,240
          975,170             612,774            121,655            149,346              86,494            200,161
         (709,598)           (250,531)           (42,769)           (30,813)            (27,371)           (10,308)
         (555,169)           (432,114)           (88,873)           (72,198)            (85,147)           (47,894)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
          844,158             895,344            172,918            198,684             141,911            246,199
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

        1,361,962           2,010,609            249,073            313,240             267,985            370,797
        5,572,933           3,562,324            891,240            578,000             646,218            275,421
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
 $      6,934,895    $      5,572,933   $      1,140,313   $        891,240    $        914,203   $        646,218
=================== ================== =================== ================== ================== ===================

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT V
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                             Calvert
                                                                              --------------------------------------

                                                                                             Mid Cap
                                                                              --------------------------------------
                                                                                    2004                2003
                                                                              ------------------ -------------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                             $           ----   $           ----
   Mortality and expense risk charge                                                     (8,422)            (6,923)
                                                                              ------------------ -------------------
Net investment income(loss)                                                              (8,422)            (6,923)
                                                                              ------------------ -------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                         ----               ----
   Net realized gain(loss) on sale of fund shares                                        30,064            (21,567)
                                                                              ------------------ -------------------
Net realized gain(loss)                                                                  30,064            (21,567)
                                                                              ------------------ -------------------

Change in unrealized appreciation/depreciation                                           49,815            276,412
                                                                              ------------------ -------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $         71,457   $        247,922
                                                                              ================== ===================


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $         (8,422)  $         (6,923)
   Net realized gain(loss)                                                               30,064            (21,567)
   Net change in unrealized appreciation/depreciation                                    49,815            276,412
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                       71,457            247,922
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                  192,918            278,540
   Subaccounts transfers (including fixed account), net                                (187,927)           (11,792)
   Transfers for policyowner benefits and terminations                                 (114,270)           (31,110)
   Policyowner maintenance charges                                                     (109,213)          (101,493)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                   (218,492)           134,145
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                 (147,035)           382,067
Net assets at beginning of period                                                     1,139,608            757,541
                                                                              ------------------ -------------------
Net assets at end of period                                                    $        992,573   $      1,139,608
                                                                              ================== ===================


The accompanying notes are an integral part of these financial statements.


                                                     Calvert
--------------------------------------------------------------------------------------------------------------------

              Small Cap                               Equity                                 Income
-------------------------------------- -------------------------------------- --------------------------------------
       2004               2003                2004               2003               2004                2003
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
 $           ----    $         18,313   $            259   $             25    $         50,676   $         30,595
          (13,351)             (9,130)            (2,079)              (861)            (11,374)            (4,975)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
          (13,351)              9,183             (1,820)              (836)             39,302             25,620
------------------- ------------------ ------------------- ------------------ ------------------ -------------------


             ----                ----               ----               ----              67,081             42,455
           40,818             (56,172)             2,559                990               5,439             10,892
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
           40,818             (56,172)             2,559                990              72,520             53,347
------------------- ------------------ ------------------- ------------------- ------------------ -------------------

           90,154             436,176             21,090             24,691             (40,828)           (10,347)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------


 $        117,621    $        389,187   $         21,829   $         24,845    $         70,994   $         68,620
=================== ================== =================== ================== ================== ===================




 $        (13,351)   $          9,183   $         (1,820)  $           (836)   $         39,302   $         25,620
           40,818             (56,172)             2,559                990              72,520             53,347
           90,154             436,176             21,090             24,691             (40,828)           (10,347)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

          117,621             389,187             21,829             24,845              70,994             68,620
------------------- ------------------ ------------------- ------------------ ------------------ -------------------


          234,952             253,473             99,591             46,092             412,302            244,759
            1,223             (28,825)            61,944            107,942             750,434            479,857
          (77,136)            (24,801)            (6,095)              (162)            (35,411)           (18,332)
         (145,248)           (111,228)           (35,284)           (15,574)           (181,031)           (80,145)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
           13,791              88,619            120,156            138,298             946,294            626,139
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

          131,412             477,806            141,985            163,143           1,017,288            694,759
        1,516,278           1,038,472            213,149             50,006             929,235            234,476
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
 $      1,647,690    $      1,516,278   $        355,134   $        213,149    $      1,946,523   $        929,235
=================== ================== =================== ================== ================== ===================




                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT V
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                        American Century
                                                                              --------------------------------------

                                                                                         Income & Growth
                                                                              --------------------------------------
                                                                                    2004                2003
                                                                              ------------------ -------------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                             $         50,345   $         24,652
   Mortality and expense risk charge                                                    (29,638)           (17,329)
                                                                              ------------------ -------------------
Net investment income(loss)                                                              20,707              7,323
                                                                              ------------------ -------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                         ----               ----
   Net realized gain(loss) on sale of fund shares                                        31,061            (18,264)
                                                                              ------------------ -------------------
Net realized gain(loss)                                                                  31,061            (18,264)
                                                                              ------------------ -------------------

Change in unrealized appreciation/depreciation                                          418,709            616,660
                                                                              ------------------ -------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $        470,477   $        605,719
                                                                              ================== ===================


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $         20,707   $          7,323
   Net realized gain(loss)                                                               31,061            (18,264)
   Net change in unrealized appreciation/depreciation                                   418,709            616,660
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                      470,477            605,719
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                1,002,281            701,924
   Subaccounts transfers (including fixed account), net                                 600,340            594,771
   Transfers for policyowner benefits and terminations                                 (149,653)           (66,221)
   Policyowner maintenance charges                                                     (446,861)          (283,146)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                  1,006,107            947,328
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                1,467,584          1,553,047
Net assets at beginning of period                                                     3,233,000          1,679,953
                                                                              ------------------ -------------------
Net assets at end of period                                                    $      4,709,584   $      3,233,000
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.


          American Century                            Invesco                                Salomon
-------------------------------------- -------------------------------------- --------------------------------------
                Value                                Dynamics                                All Cap
-------------------------------------- -------------------------------------- --------------------------------------
       2004               2003                2004               2003               2004                2003
------------------- ------------------ ------------------- ------------------- ------------------ -------------------
 $            368    $           ----   $           ----   $           ----    $         16,758   $          4,863
             (365)                (34)            (8,429)            (6,298)            (21,947)           (12,052)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
                3                 (34)            (8,429)            (6,298)             (5,189)            (7,189)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------


              285                ----               ----               ----                ----               ----
              301                  29             21,525            (50,975)             38,045            (20,827)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
              586                  29             21,525            (50,975)             38,045            (20,827)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

            7,319               1,754            111,591            296,969             169,229            537,191
------------------- ------------------ ------------------- ------------------ ------------------ -------------------


 $          7,908    $          1,749   $        124,687   $        239,696    $        202,085   $        509,175
=================== ================== =================== ================== ================== ===================




 $              3    $            (34)  $         (8,429)  $         (6,298)   $         (5,189)  $         (7,189)
              586                  29             21,525            (50,975)             38,045            (20,827)
            7,319               1,754            111,591            296,969             169,229            537,191
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

            7,908               1,749            124,687            239,696             202,085            509,175
------------------- ------------------ ------------------- ------------------ ------------------ -------------------


           30,514               3,716            254,852            220,947             692,366            460,076
           34,688              19,582            (64,739)            98,471             595,169            463,979
             (154)                (24)           (54,678)          (120,156)           (273,732)           (29,184)
          (11,341)             (1,391)          (117,075)           (96,180)           (263,080)          (164,350)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
           53,707              21,883             18,360            103,082             750,723            730,521
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

           61,615              23,632            143,047            342,778             952,808          1,239,696
           23,632                ----          1,010,450            667,672           2,282,992          1,043,296
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
 $         85,247    $         23,632   $      1,153,497   $      1,010,450    $      3,235,800   $      2,282,992
=================== ================== =================== ================== ================== ===================

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT V
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                             Summit
                                                                              --------------------------------------

                                                                                           S&P MidCap
                                                                              --------------------------------------
                                                                                    2004                2003
                                                                              ------------------ -------------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                             $          7,172   $          7,599
   Mortality and expense risk charge                                                    (24,769)           (13,147)
                                                                              ------------------ -------------------
Net investment income(loss)                                                             (17,597)            (5,548)
                                                                              ------------------ -------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                         ----               ----
   Net realized gain(loss) on sale of fund shares                                        69,531            (12,914)
                                                                              ------------------ -------------------
Net realized gain(loss)                                                                  69,531            (12,914)
                                                                              ------------------ -------------------

Change in unrealized appreciation/depreciation                                          416,267            539,342
                                                                              ------------------ -------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $        468,201   $        520,880
                                                                              ================== ===================


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $        (17,597)  $         (5,548)
   Net realized gain(loss)                                                               69,531            (12,914)
   Net change in unrealized appreciation/depreciation                                   416,267            539,342
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                      468,201            520,880
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                  527,021            328,611
   Subaccounts transfers (including fixed account), net                                 782,512            829,740
   Transfers for policyowner benefits and terminations                                 (182,659)           (61,250)
   Policyowner maintenance charges                                                     (316,299)          (192,329)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                    810,575            904,772
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                1,278,776          1,425,652
Net assets at beginning of period                                                     2,589,415          1,163,763
                                                                              ------------------ -------------------
Net assets at end of period                                                    $      3,868,191   $      2,589,415
                                                                              ================== ===================


The accompanying notes are an integral part of these financial statements.


                                                     Summit

--------------------------------------------------------------------------------------------------------------------

          Russell Small Cap                      Nasdaq-100 Index                          EAFE Intl.
-------------------------------------- -------------------------------------- --------------------------------------
       2004               2003                2004               2003               2004                2003
-------------------------------------- ------------------- ------------------ ------------------ -------------------
 $          4,698    $          5,334   $           ----   $           ----    $            468   $           ----
          (21,851)             (9,580)           (17,699)            (9,755)               (578)               (49)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
          (17,153)             (4,246)           (17,699)            (9,755)               (110)               (49)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------


             ----                ----               ----               ----                 541               ----
           49,431              22,414            143,092            (36,102)                575                 29
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
           49,431              22,414            143,092            (36,102)              1,116                 29
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

          455,224             439,111             90,127            500,277              17,787              3,515
------------------- ------------------ ------------------- ------------------ ------------------ -------------------


 $        487,502    $        457,279   $        215,520   $        454,420    $         18,793   $          3,495
=================== ================== =================== ================== ================== ===================




 $        (17,153)   $         (4,246)  $        (17,699)  $         (9,755)   $           (110)  $            (49)
           49,431              22,414            143,092            (36,102)              1,116                 29
          455,224             439,111             90,127            500,277              17,787              3,515
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

          487,502             457,279            215,520            454,420              18,793              3,495
------------------- ------------------ ------------------- ------------------ ------------------ -------------------


          512,932             258,667            445,380            271,187              51,594              3,220
          925,179           1,027,458             87,892            896,989              67,414             31,644
          (86,469)            (57,973)           (53,769)           (29,424)               (285)              ----
         (270,393)           (118,398)          (280,406)          (170,085)            (24,286)            (1,406)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
        1,081,249           1,109,754            199,097            968,667              94,437             33,458
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

        1,568,751           1,567,033            414,617          1,423,087             113,230             36,953
        2,189,448             622,415          2,108,219            685,132              36,953               ----
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
 $      3,758,199    $      2,189,448   $      2,522,836   $      2,108,219    $        150,183   $         36,953
=================== ================== =================== ================== ================== ===================

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT V
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                          Third Avenue
                                                                              --------------------------------------

                                                                                              Value
                                                                              --------------------------------------
                                                                                    2004                2003
                                                                              ------------------ -------------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                             $         63,541   $         12,490
   Mortality and expense risk charge                                                    (87,996)           (49,569)
                                                                              ------------------ -------------------
Net investment income(loss)                                                             (24,455)           (37,079)
                                                                              ------------------ -------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                      121,607            125,660
   Net realized gain(loss) on sale of fund shares                                       247,787             68,214
                                                                              ------------------ -------------------
Net realized gain(loss)                                                                 369,394            193,874
                                                                              ------------------ -------------------

Change in unrealized appreciation/depreciation                                        1,769,093          2,089,666
                                                                              ------------------ -------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $      2,114,032   $      2,246,461
                                                                              ================== ===================


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $        (24,455)  $        (37,079)
   Net realized gain(loss)                                                              369,394            193,874
   Net change in unrealized appreciation/depreciation                                 1,769,093          2,089,666
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                    2,114,032          2,246,461
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                1,884,105          1,310,342
   Subaccounts transfers (including fixed account), net                               2,964,375          1,971,443
   Transfers for policyowner benefits and terminations                                 (589,833)          (299,037)
   Policyowner maintenance charges                                                     (979,721)          (620,472)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                  3,278,926          2,362,276
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                5,392,958          4,608,737
Net assets at beginning of period                                                     8,955,645          4,346,908
                                                                              ------------------ -------------------
Net assets at end of period                                                    $     14,348,603   $      8,955,645
                                                                              ================== ===================



The accompanying notes are an integral part of these financial statements.

               Dreyfus
--------------------------------------

               MidCap
--------------------------------------
       2004               2003
------------------- ------------------

 $          1,834    $            879
           (6,430)             (2,495)
------------------- ------------------
           (4,596)             (1,616)
------------------- ------------------


           24,784                ----
           13,883              22,656
------------------- ------------------
           38,667              22,656
------------------- ------------------

           88,073              72,117
------------------- ------------------


 $        122,144    $         93,157
=================== ==================




 $         (4,596)   $         (1,616)
           38,667              22,656
           88,073              72,117
------------------- ------------------

          122,144              93,157
------------------- ------------------


          184,884             104,727
          258,033             497,264
          (21,889)            (53,825)
          (99,000)            (34,670)
------------------- ------------------
          322,028             513,496
------------------- ------------------

          444,172             606,653
          643,168              36,515
------------------- ------------------
 $      1,087,340    $        643,168
=================== ==================

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT V
                          NOTES TO FINANCIAL STATEMENTS
                FOR THE PERIODS ENDED DECEMBER 31, 2004 AND 2003

1.  ORGANIZATION

    Ameritas Variable Life Insurance Company Separate Account V (the Account) was established on August 28, 1985, under Nebraska law by Ameritas Variable Life Insurance Company (AVLIC), a wholly owned subsidiary of AMAL Corporation, a holding company majority owned by Ameritas Life Insurance Corp. (ALIC) (an indirect wholly owned subsidiary of Ameritas Acacia Mutual Holding Company). The assets of the Account are segregated from AVLIC's other assets and are used only to support variable life products issued by AVLIC.

    The Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is made up of variable investment options called subaccounts for which accumulation units are separately maintained. Each subaccount corresponds to a single underlying non-publicly traded portfolio issued through a series fund. At December 31, 2004, there are fifty subaccounts available within the Account:

    Fidelity Management and Research                       Fidelity Management and Research
      Company (Advisor)                                      Company, continued
      Fidelity (Fund)                                        Fidelity, continued
       *Equity-Income IC (Subaccount)                          *MidCap IC
        (Commenced March 6, 1987)                               (Commenced April 8, 2003)
       *Equity-Income SC
        (Commenced November 2, 1999)                       Fred Alger Management, Inc.
       *Growth IC                                            Alger
        (Commenced March 6, 1987)                              *Balanced
       *Growth SC                                               (Commenced June 28, 1993)
        (Commenced November 2, 1999)                           *Leveraged
       *High Income IC                                          (Commenced September 13, 1995)
        (Commenced March 6, 1987)
       *High Income SC                                     Massachusetts Financial Services Company
        (Commenced January 25, 2000)                         MFS
       *Overseas IC                                            *Strategic Inc.
        (Commenced March 6, 1987)                               (Commenced September 13, 1995)
       *Overseas SC                                            *Utilities
        (Commenced December 7, 1999)                            (Commenced October 18, 1995)
       *Asset Mgr. IC                                          *New Discovery
        (Commenced December 14, 1989)                           (Commenced November 12, 1999)
       *Asset Mgr. SC
        (Commenced November 29, 1999)                      Morgan Stanley Investment Management
       *Inv. Bond IC                                         Inc. dba "Van Kampen"
        (Commenced June 6, 1991)                             Morgan Stanley
       *Contrafund IC                                          *Emerging Markets
        (Commenced September 5, 1995)                           (Commenced April 8, 1997)
       *Contrafund SC                                          *Global Value
        (Commenced November 29, 1999)                           (Commenced April 17, 1997)
       *Asset Mgr. Gr. IC                                      *Intl. Magnum
        (Commenced September 13, 1995)                          (Commenced April 7, 1997)
       *Asset Mgr. Gr. SC                                      *U.S. Real Estate
        (Commenced February 2, 2000)                            (Commenced April 28, 1997)


                                     FS-31

1.  ORGANIZATION, continued

    Ameritas Investment Corp. (See Note 3)                 American Century Investment Management, Inc.
      Ameritas                                               American Century
       *Core Strat.                                            *Income & Growth
        (Commenced October 31, 2003)                            (Commenced January 31, 2001)
       *Growth                                                 *Value
        (Commenced October 29, 1999)                            (Commenced April 2, 2003)
       *Income and Growth
        (Commenced October 29, 1999)                       AIM Advisors, Inc.
       *Index 500                                            (formerly INVESCO Funds Group, Inc.)
        (Commenced October 29, 1999)                         Invesco (formerly INVESCO Variable
       *MidCap                                                 Investment Funds, Inc.)
        (Commenced October 29, 1999)                           *Dynamics (formerly VIF-Dynamics Fund)
       *Money Market                                            (Commenced January 19, 2001)
        (Commenced October 28, 1999)
       *Small Cap                                          Salomon Brothers Asset Management, Inc.
        (Commenced October 29, 1999)                         Salomon
       *Small Co. Equity                                       *All Cap
        (Commenced January 5, 2001)                             (Commenced January 31, 2001)
       *Select
        (Commenced January 5, 2001)                        Summit Investment Partners, Inc.
                                                             Summit
    Calvert Asset Management Company, Inc.                     *S&P MidCap
    (See Note 3)                                                (Commenced February 13, 2001)
      Calvert                                                  *Russell Small Cap
       *Balanced                                                (Commenced February 8, 2001)
        (Commenced May 8, 2000)                                *Nasdaq-100 Index
       *Intl. Equity                                            (Commenced January 19, 2001)
        (Commenced July 20, 2000)                              *EAFE Intl.
       *Mid Cap                                                 (Commenced May 14, 2003)
        (Commenced June 13, 2000)
       *Small Cap                                          Third Avenue Management LLC
        (Commenced June 13, 2000)                            Third Avenue
       *Equity                                                 *Value
        (Commenced May 7, 2002)                                 (Commenced January 2, 2001)
       *Income
        (Commenced May 7, 2002)                            The Dreyfus Corporation
                                                             Dreyfus
                                                               *MidCap
                                                                (Commenced November 1, 2002)

2.  ACCOUNTING POLICIES
    USE OF ESTIMATES
    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

    INVESTMENTS
    The assets of the subaccounts are carried at the net asset value of the underlying portfolios, adjusted for the accrual of dividends. The value of the policyowners' units corresponds to the investment in the underlying subaccounts. The availability of investment portfolio and subaccount options may vary between products. Share transactions and security transactions are accounted for on a trade date basis.

    Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date. Realized gains and losses on the sales of investments represent the difference between the proceeds from sales of investments by the subaccounts and the cost of such shares, which is determined on a weighted average cost basis.

    FEDERAL AND STATE TAXES
    The operations of the Account are included in the federal income tax return of AVLIC, which is taxed as a life insurance company under the Internal Revenue Code. AVLIC has the right to charge the Account any federal income taxes, or provision for federal income taxes, attributable to the operations of the Account or to the policies funded in the Account. Charges for state and local taxes, if any, attributable to the Account may also be made. Currently, AVLIC does not make a charge for income taxes or other taxes.

3.  RELATED PARTIES

    Affiliates of AVLIC provided management, administrative and investment advisory services for the Ameritas and Calvert subaccounts of approximately $917,000 and $638,000 during 2004 and 2003, respectively.

4.  PURCHASES AND SALES OF INVESTMENTS

    The cost of purchases and proceeds from sales of investments in the subaccounts for the periods ended December 31, 2004 were as follows:

                                              Purchases                 Sales
                                         ------------------  -------------------
    Fidelity:
      Equity-Income IC                   $     4,089,015     $         2,160,407
      Equity-Income SC                           338,313                 115,620
      Growth IC                                3,851,759               4,322,223
      Growth SC                                  169,170                  56,664
      High Income IC                           4,200,269               3,188,664
      High Income SC                             162,499                 941,003
      Overseas IC                              2,167,914               1,321,829
      Overseas SC                                106,787                  95,650
      Asset Mgr. IC                            1,198,757               2,160,924
      Asset Mgr. SC                               59,783                 177,110
      Inv. Bond IC                             4,629,113               4,443,548
      Contrafund IC                            4,199,233               1,994,416
      Contrafund SC                              198,886                  81,504
      Asset Mgr. Gr. IC                          473,430                 458,047
      Asset Mgr. Gr. SC                            6,845                   4,275
      MidCap IC                                   43,820                   5,586

    Alger:
      Balanced                                 1,054,418                 665,730
      Leveraged                                1,001,030               1,642,874

4.  PURCHASES AND SALES OF INVESTMENTS

                                             Purchases                 Sales
                                    ----------------------  --------------------
    MFS:
      Strategic Inc.                    $       802,780       $          451,480
      Utilities                               1,574,979                  922,247
      New Discovery                             575,788                  856,585

    Morgan Stanley:
      Emerging Markets                        2,030,176                1,091,129
      Global Value                              744,467                  457,260
      Intl. Magnum                              722,957                  404,923
      U.S. Real Estate                        3,254,082                1,813,202

    Ameritas:
      Core Strat.                             1,086,837                1,431,926
      Growth                                    984,084                2,202,840
      Income and Growth                       1,014,057                  789,584
      Index 500                               4,640,938                3,985,834
      MidCap                                  2,070,693                2,472,705
      Money Market                           16,349,275               22,735,694
      Small Cap                                 854,743                1,265,849
      Small Co. Equity                        1,722,725                  733,409
      Select                                  2,014,943                1,196,087

    Calvert:
      Balanced                                  309,937                  126,695
      Intl. Equity                              377,825                  234,432
      Mid Cap                                   192,774                  419,688
      Small Cap                                 623,758                  623,318
      Equity                                    149,793                   31,456
      Income                                  1,345,575                  292,898

    American Century:
      Income & Growth                         1,347,944                  321,129
      Value                                      59,813                    5,818

    Invesco:
      Dynamics                                  312,330                  302,399

    Salomon:
      All Cap                                 1,109,482                  363,948

    Summit:
      S&P MidCap                              1,287,587                  494,609
      Russell Small Cap                       1,393,589                  329,493
      Nasdaq-100 Index                        1,217,932                1,036,534
      EAFE Intl.                                103,925                    9,058

    Third Avenue:
      Value                                   4,759,313                1,383,236

    Dreyfus:
      MidCap                                    467,677                  125,462

5.  UNIT VALUES

    The unit value, units, net assets, investment income ratio (Inv. Income Ratio), expense ratio and total return (certain of which are defined below) are included in the following table (amounts have been rounded).

    Inv. Income Ratio - The Inv. Income Ratio represents the dividend distributions received divided by average net assets. This ratio excludes the mortality and expense risk charge and is affected by the timing of the declaration of dividends by the underlying fund portfolio.

    Expense Ratio - The Expense Ratio represents the annualized contract expenses of the Account for the period indicated and includes only those expenses that are charged through a reduction of the unit value. Included in this category are mortality and expense charges. These fees range between .70 percent and 1.20 percent (annualized) of net assets, depending on the product selected. Expenses of the underlying fund portfolios and charges made directly to policyowner accounts through the redemption of units are excluded. For this separate account, charges made through the redemption of units ranged from $5 to $16 per policy monthly, depending on the product selected. On all life insurance policies, cost of insurance is charged to each policyowner monthly. The cost of insurance is determined based upon several variables, including the policyowners death benefit amount and account value.

    Total Return - The Total Return represents the change in the unit value reported year-to-date, however, subaccounts which commenced during a year, as shown in Note 1, are based on shorter return periods. These percentages do not include any expenses assessed through the redemption of units. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

    Total returns and expense ratios in this disclosure may not be applicable to all policies. Policyowners and prospective policyowners should consult policyowner statements and policy and fund prospectuses for specific performance and expense information.

                                    At December 31                        For the Periods Ended December 31
                    -----------------------------------------------  -----------------------------------------------
                                                                       Inv
                          Unit                          Net Assets     Income        Expense            Total
                        Value ($)           Units           ($)        Ratio %        Ratio %           Return %
                    ------------------------------------------------------------------------------------------------
                        Min      Max                                              Min      Max      Min       Max
 Fidelity:
 Equity-Income IC
 2004                  33.91   55.04        777,296     32,644,344     1.45       0.70    1.20     10.20     10.75
 2003                  30.61   49.95        674,212     27,861,124     1.82       0.70    1.20     28.77     29.42
 2002                  23.52   38.79        710,325     22,909,314     1.73       0.70    1.20    (17.94)   (17.52)
 2001                  28.55   47.27        739,280     29,303,630     1.73       0.70    1.20     (6.09)    (5.62)

 Equity-Income SC
 2004                  30.31   30.31         23,612        706,972     1.09       0.90    0.90     10.38     10.38
 2003                  27.46   27.46         15,728        425,926     1.36       0.90    0.90     29.05     29.05
 2002                  18.50   21.28          9,483        201,400     1.42       0.90    0.90    (17.74)   (17.74)
 2001                  22.50   25.87          6,824        175,813     0.86       0.90    0.90     (5.94)    (5.94)

                                     FS-35

5.  UNIT VALUES, continued

                                    At December 31                        For the Periods Ended December 31
                    -----------------------------------------------  -----------------------------------------------
                                                                      Inv
                          Unit                          Net Assets    Income       Expense            Total
                        Value ($)            Units          ($)       Ratio %      Ratio %           Return %
                    ------------------------------------------------------------------------------------------------
                        Min      Max                                              Min      Max      Min       Max
 Fidelity, continued:

 Growth IC
 2004                  47.33   55.22        757,876     39,330,109     0.26       0.70    1.20      2.14      2.66
 2003                  46.11   54.06        728,966     38,614,974     0.27       0.70    1.20     31.26     31.92
 2002                  34.74   43.52        759,337     30,704,986     0.26       0.70    1.20    (30.94)   (30.59)
 2001                  50.11   62.70        820,789     48,197,582     0.08       0.70    1.20    (18.64)   (18.22)

 Growth SC
 2004                  36.63   36.63         17,596        635,638     0.15       0.90    0.90      2.34      2.34
 2003                  35.79   35.79         14,141        503,065     0.17       0.90    0.90     31.59     31.59
 2002                  23.34   27.20         11,674        317,524     0.13       0.90    0.90    (31.88)   (30.83)
 2001                  33.22   39.32          8,825        346,256     ----       0.90    0.90    (18.47)   (18.47)

 High Income IC
 2004                  13.13   29.19        553,420      8,769,504     7.51       0.70    1.20      8.28      8.83
 2003                  12.06   26.96        435,530      7,574,446     5.20       0.70    1.20     25.75     26.38
 2002                   9.48   21.44        574,303      8,393,816     8.01       0.70    1.20      2.20      2.72
 2001                   9.24   20.97        502,467      7,174,769    13.20       0.70    1.20    (12.79)   (12.35)

 High Income SC
 2004                  10.60   10.60         53,088        499,571    13.01       0.90    0.90      8.49      8.49
 2003                   9.77    9.77        162,685      1,354,567     6.96       0.90    0.90     25.84     25.84
 2002                   6.52    7.76        162,033      1,066,280     1.58       0.90    0.90      2.69      2.69
 2001                   6.35    7.56          6,977         52,276     0.76       0.90    0.90    (12.69)   (12.69)

 Overseas IC
 2004                  24.18   25.50        613,578     15,181,431     1.10       0.70    1.20     12.28     12.84
 2003                  21.43   22.72        552,139     12,696,724     0.82       0.70    1.20     41.65     42.37
 2002                  14.96   17.26        569,023      9,237,276     0.80       0.70    1.20    (21.23)   (20.99)
 2001                  18.92   21.80        594,496     12,241,284     5.96       0.70    1.20    (22.12)   (21.72)

 Overseas SC
 2004                  21.55   21.55          9,858        200,236     1.07       0.90    0.90     12.47     12.47
 2003                  19.16   19.16          9,944        168,223     0.67       0.90    0.90     41.92     41.92
 2002                  10.87   13.50          7,589         93,671     0.81       0.90    0.90    (21.05)   (21.05)
 2001                  13.77   17.10          6,536        107,989     5.22       0.90    0.90    (21.99)   (21.98)

 Asset Mgr. IC
 2004                  22.79   29.33        782,778     23,287,099     2.72       0.70    1.20      4.21      4.73
 2003                  21.76   28.15        816,484     23,651,728     3.60       0.70    1.20     16.57     17.15
 2002                  18.46   25.96        875,341     21,679,653     4.07       0.70    1.20     (9.81)    (9.36)
 2001                  20.39   28.71        949,603     26,084,073     4.32       0.70    1.20     (5.23)    (4.76)

                                     FS-36


5.  UNIT VALUES, continued

                                    At December 31                        For the Periods Ended December 31
                    -----------------------------------------------  -----------------------------------------------
                                                                      Inv
                          Unit                          Net Assets    Income        Expense            Total
                        Value ($)           Units           ($)       Ratio %        Ratio %           Return %
                    ------------------------------------------------------------------------------------------------
                        Min      Max                                              Min      Max      Min       Max
 Fidelity, continued:

 Asset Mgr. SC
 2004                  18.47   18.47         13,300        242,847     3.66       0.90    0.90      4.41      4.41
 2003                  17.69   17.69         21,433        354,985     2.59       0.90    0.90     16.85     16.85
 2002                  12.98   15.14         12,289        175,339     3.41       0.90    0.90     (9.66)    (9.66)
 2001                  14.37   16.76          7,099        116,776     3.84       0.90    0.90     (5.10)    (5.05)

 Inv. Bond IC
 2004                  18.73   23.32        698,260     13,280,487     4.12       0.70    1.20      3.21      3.73
 2003                  18.06   22.60        717,105     13,500,607     4.02       0.70    1.20      3.95      4.47
 2002                  14.03   22.45        825,358     15,000,189     4.10       0.70    1.20      9.03      9.57
 2001                  12.83   20.53        952,845     14,226,831     2.25       0.70    1.20      7.16      7.70

 Contrafund IC
 2004                  32.93   33.57        818,990     26,880,186     0.31       0.70    1.20     14.10     14.67
 2003                  28.86   29.27        720,184     21,245,878     0.46       0.70    1.20     26.93     27.57
 2002                  22.74   23.62        730,081     16,918,567     0.83       0.70    1.20    (10.43)    (9.97)
 2001                  25.36   26.29        758,024     19,550,919     0.80       0.70    1.20    (13.29)   (12.85)

 Contrafund SC
 2004                  30.48   30.48         23,941        711,034     0.23       0.90    0.90     14.31     14.31
 2003                  26.67   26.67         19,339        507,346     0.32       0.90    0.90     27.21     27.21
 2002                  17.86   20.96         15,372        318,567     0.68       0.90    0.90    (10.23)   (10.23)
 2001                  19.90   23.35         12,178        279,891     0.56       0.90    0.90    (13.28)   (13.15)

 Asset Mgr. Gr. IC
 2004                  18.64   18.77        177,709      3,403,877     2.22       0.70    1.20      4.71      5.24
 2003                  17.80   17.83        176,293      3,264,737     2.96       0.70    1.20     21.86     22.48
 2002                  14.47   16.07        191,182      2,899,088     2.94       0.70    1.20    (16.54)   (16.11)
 2001                  17.27   19.20        200,826      3,632,184     3.04       0.70    1.20     (8.50)    (8.03)

 Asset Mgr. Gr. SC
 2004                  15.57   15.57          3,602         56,077     2.17       0.90    0.90      4.90      4.90
 2003                  14.84   14.84          3,471         51,518     0.63       0.90    0.90     22.05     22.05
 2002                  10.39   12.16            670          8,022     2.86       0.90    0.90    (16.29)   (16.28)
 2001                  12.42   14.53          1,100         15,768     1.46       0.90    0.90     (8.68)    (8.33)

 MidCap IC
 2004                  29.82   29.82          2,453         73,128     ----       0.70    0.70     24.05     24.05
 2003                  24.04   24.04            945         22,708     ----       0.70    0.70     49.01     49.01
 2002                   ----    ----           ----           ----     ----       ----    ----     ----      ----
 2001                   ----    ----           ----           ----     ----       ----    ----     ----      ----

                                     FS-37

5.  UNIT VALUES, continued

                                    At December 31                        For the Periods Ended December 31
                    ----------------------------------------------  ------------------------------------------------
                                                                      Inv
                          Unit                         Net Assets     Income        Expense            Total
                        Value ($)           Units          ($)        Ratio %       Ratio %           Return %
                    ------------------------------------------------------------------------------------------------
                        Min      Max                                              Min      Max      Min       Max
 Alger:

 Balanced
 2004                  18.03   29.22        389,018      7,743,241     1.50       0.70    1.20      3.31      3.84
 2003                  17.36   28.28        358,652      7,126,524     2.11       0.70    1.20     17.61     18.20
 2002                  11.38   24.57        338,981      5,860,516     1.69       0.70    1.20    (13.34)   (12.90)
 2001                  13.07   28.26        341,289      7,012,798     1.46       0.70    1.20     (3.10)    (0.40)

 Leveraged
 2004                  36.02   37.48        354,719     12,789,404     ----       0.70    1.20      6.89      7.43
 2003                  33.70   34.89        367,977     12,469,254     ----       0.70    1.20     33.12     33.79
 2002                  20.72   26.08        359,101      9,188,374     0.01       0.70    1.20    (34.70)   (34.37)
 2001                  31.57   39.74        438,930     17,275,718     ----       0.70    1.20    (16.94)     4.16

 MFS:

 Strategic Inc.
 2004                  14.06   14.40        150,910      2,119,818     5.07       0.70    1.20      6.44      6.98
 2003                  13.21   13.46        128,257      1,719,092     6.25       0.70    1.20      9.07      9.61
 2002                  10.53   13.56        162,837      2,064,592     2.55       0.70    1.20      7.11      7.65
 2001                  10.09   12.62         57,066        673,929     3.43       0.70    1.20      0.46      4.02

 Utilities
 2004                  29.16   30.24        340,196      9,757,158     1.40       0.70    1.20     28.64     29.29
 2003                  22.55   23.51        311,169      7,002,420     2.31       0.70    1.20     34.28     34.95
 2002                  12.22   18.96        294,150      4,987,970     2.67       0.70    1.20    (23.68)   (23.29)
 2001                  15.94   24.77        312,494      6,990,658     3.25       0.70    1.20    (25.12)    (1.81)

 New Discovery
 2004                  15.00   15.38        288,629      4,381,908     ----       0.70    1.20      5.24      5.78
 2003                  14.25   14.54        306,161      4,408,953     ----       0.70    1.20     32.12     32.79
 2002                  10.36   10.95        281,693      3,063,548     ----       0.70    1.20    (32.45)   (32.11)
 2001                  15.25   16.13        281,965      4,532,447     ----       0.70    1.20     (6.16)    13.33

 Morgan Stanley:

 Emerging Markets
 2004                  12.65   13.18        421,152      5,404,299     0.64       0.70    1.20     21.64     22.26
 2003                  10.40   10.78        339,441      3,601,045     ----       0.70    1.20     47.88     48.62
 2002                   6.00    7.26        315,300      2,254,779     ----       0.70    1.20     (9.99)    (9.54)
 2001                   6.63    8.02        293,594      2,334,676     ----       0.70    1.20     (7.61)     2.94


                                     FS-38


5.  UNIT VALUES, continued

                                    At December 31                        For the Periods Ended December 31
                     ----------------------------------------------  ------------------------------------------------
                                                                      Inv
                          Unit                          Net Assets    Income        Expense            Total
                        Value ($)           Units           ($)       Ratio %        Ratio %           Return %
                     ------------------------------------------------------------------------------------------------
                        Min      Max                                              Min      Max      Min       Max
 Morgan Stanley, continued:

 Global Value
 2004                  16.31   16.93        338,666      5,508,494     0.75       0.70    1.20     12.18     12.75
 2003                  14.54   15.01        315,671      4,598,541     ----       0.70    1.20     27.42     28.06
 2002                  10.03   11.72        296,704      3,408,061     1.25       0.70    1.20    (17.85)   (17.44)
 2001                  12.19   14.20        246,734      3,476,134     1.09       0.70    1.20     (8.15)     2.12

 Intl. Magnum
 2004                  11.74   12.23        196,570      2,350,143     3.13       0.70    1.20     15.98     16.57
 2003                  10.12   10.49        170,088      1,756,481     0.13       0.70    1.20     25.89     26.53
 2002                   7.78    8.29        156,472      1,282,662     0.98       0.70    1.20    (17.80)   (17.39)
 2001                   9.44   10.04        164,340      1,633,829     0.48       0.70    1.20    (20.26)     1.25

 U.S. Real Estate
 2004                  25.02   25.92        323,350      8,054,849     1.55       0.70    1.20     34.76     35.44
 2003                  18.57   19.14        261,839      4,880,685     ----       0.70    1.20     35.88     36.56
 2002                  11.33   14.01        221,999      3,055,071     3.18       0.70    1.20    (10.01)    (1.47)
 2001                  12.08   14.22        145,417      2,051,449     4.21       0.70    1.20      4.67      9.08

 Ameritas:

 Core Strat.
 2004                  16.72   17.45      1,089,876     18,983,957     0.88       0.70    1.20      6.79      7.33
 2003                  15.66   16.26      1,111,808     18,064,100     ----       0.70    1.20      4.19      4.28
 2002                   ----    ----           ----           ----     ----       ----    ----     ----      ----
 2001                   ----    ----           ----           ----     ----       ----    ----     ----      ----

 Growth
 2004                  57.84   59.55        423,666     24,580,940     0.14       0.70    1.20      4.32      4.85
 2003                  55.17   57.09        439,207     24,556,391     ----       0.70    1.20     33.88     34.56
 2002                  31.31   43.83        434,923     18,294,021     ----       0.70    1.20    (34.07)   (33.73)
 2001                  47.34   66.28        460,660     29,527,532     0.04       0.70    1.20    (13.17)     0.65

 Income and Growth
 2004                  17.27   42.76        515,166     10,781,372     0.99       0.70    1.20      6.57      7.11
 2003                  16.13   40.12        477,825      9,874,356     0.58       0.70    1.20     28.48     29.13
 2002                   9.12   32.06        476,291      8,065,440     0.37       0.70    1.20    (31.06)   (30.46)
 2001                  14.08   46.52        462,327     12,013,598     0.49       0.70    1.20    (16.40)     0.25


                                     FS-39


5.  UNIT VALUES, continued

                                    At December 31                        For the Periods Ended December 31
                    -----------------------------------------------  -----------------------------------------------
                                                                      Inv
                          Unit                         Net Assets     Income        Expense            Total
                        Value ($)           Units          ($)        Ratio %       Ratio %           Return %
                    ------------------------------------------------------------------------------------------------
                        Min      Max                                              Min      Max      Min       Max
 Ameritas, continued:

 Index 500
 2004                 143.55  146.17        201,106     29,516,417     1.79       0.70    1.20      9.18      9.73
 2003                 131.48  133.21        197,568     26,558,933     1.51       0.70    1.20     26.71     27.35
 2002                 100.25  110.24        190,093     20,142,206     1.37       0.70    1.20    (23.22)   (22.83)
 2001                 130.06  143.15        193,990     26,769,623     1.44       0.70    1.20    (13.46)     2.67

 MidCap
 2004                  46.61   48.72        479,585     22,270,119     ----       0.70    1.20     12.04     12.61
 2003                  41.60   43.27        479,117     20,097,347     ----       0.70    1.20     45.54     46.27
 2002                  22.26   29.58        465,270     13,496,557     ----       0.70    1.20    (30.74)   (30.39)
 2001                  31.98   42.50        498,157     20,928,194     ----       0.70    1.20     (8.47)     7.91

 Money Market
 2004                   1.26    1.92     16,603,061     21,397,024     1.15       0.70    1.20     (0.04)     0.47
 2003                   1.25    1.92     21,185,349     27,781,499     0.99       0.70    1.20     (0.20)     0.30
 2002                   1.01    1.92     18,723,129     25,078,353     1.60       0.70    1.20      0.39      0.89
 2001                   1.00    1.91     16,460,335     22,505,087     3.85       0.70    1.20      0.24      3.21

 Small Cap
 2004                  35.11   35.54        449,306     15,858,376     ----       0.70    1.20      1.12      1.63
 2003                  34.72   34.97        454,236     15,931,447     ----       0.70    1.20     37.21     37.90
 2002                  18.70   26.07        439,473     11,288,360     ----       0.70    1.20    (36.01)   (35.69)
 2001                  29.14   40.63        440,182     17,683,260     ----       0.70    1.20    (28.14)     8.82

 Small Co. Equity
 2004                  27.89   28.06        185,924      5,209,659     ----       0.70    0.90     14.15     14.38
 2003                  24.43   24.53        159,238      3,902,250     ----       0.70    0.90     34.70     34.97
 2002                  17.79   18.26        133,919      2,432,405     ----       0.70    0.90    (18.20)    (7.95)
 2001                  19.69   19.84         71,482      1,411,217     ----       0.70    0.90      7.55     32.07

 Select
 2004                  20.93   21.06        329,770      6,934,895     0.39       0.70    0.90      8.20      8.42
 2003                  19.35   19.42        287,271      5,572,933     0.19       0.70    0.90     28.07     28.33
 2002                  15.07   15.21        235,537      3,562,324     0.04       0.70    0.90    (14.80)   (14.63)
 2001                  17.68   17.82        128,850      2,283,915     ----       0.70    0.90      3.28     15.51

 Calvert:

 Balanced
 2004                   2.02    2.15        541,046      1,140,313     1.87       0.70    1.20      6.96      7.50
 2003                   1.89    2.00        451,922        891,240     2.17       0.70    1.20     17.90     18.49
 2002                   1.50    1.69        345,358        578,000     3.20       0.70    1.20    (13.20)   (12.76)
 2001                   1.76    1.94        250,679        482,954     8.18       0.70    1.20     (8.05)     0.02

                                     FS-40


5.  UNIT VALUES, continued

                                    At December 31                        For the Periods Ended December 31
                    -----------------------------------------------  -----------------------------------------------
                                                                      Inv
                          Unit                          Net Assets    Income        Expense            Total
                        Value ($)           Units           ($)       Ratio %       Ratio %           Return %
                    ------------------------------------------------------------------------------------------------
                        Min      Max                                              Min      Max      Min       Max
 Calvert, continued:

 Intl. Equity
 2004                  18.51   20.43         46,618        914,203     0.96       0.70    1.20     16.54     17.13
 2003                  15.88   17.44         38,425        646,218     3.28       0.70    1.20     30.06     30.77
 2002                  10.92   13.34         21,288        275,421     ----       0.70    1.20    (15.97)   (15.54)
 2001                  12.84   15.79          9,451        148,743     0.16       0.70    1.20    (25.64)     1.08

 Mid Cap
 2004                  28.81   29.47         34,486        992,573     ----       0.70    1.20      8.02      8.57
 2003                  26.67   27.15         42,525      1,139,608     ----       0.70    1.20     30.11     30.76
 2002                  18.31   20.76         36,828        757,541     ----       0.70    1.20    (29.09)   (28.72)
 2001                  25.51   29.13         31,428        913,102     ----       0.70    1.20    (13.22)     2.16

 Small Cap
 2004                  17.70   18.10         92,599      1,647,690     ----       0.70    1.20      9.13      9.68
 2003                  16.22   16.51         92,614      1,516,278     1.57       0.70    1.20     37.91     38.60
 2002                  11.03   11.91         87,631      1,038,472     1.41       0.70    1.20    (23.47)   (23.08)
 2001                  14.80   15.48         54,762        846,300     ----       0.70    1.20      8.37     15.34

 Equity
 2004                  16.55   16.66         21,343        355,134     0.09       0.70    0.90      6.19      6.41
 2003                  15.59   15.66         13,625        213,149     0.02       0.70    0.90     21.08     21.33
 2002                  12.87   12.95          3,879         50,006     ----       0.70    1.20    (14.17)    (1.10)
 2001                   ----    ----           ----           ----     ----       ----    ----     ----      ----

 Income
 2004                  18.60   18.70        104,313      1,946,523     3.36       0.70    0.90      4.72      4.93
 2003                  17.76   17.82         52,218        929,235     4.80       0.70    0.90     11.70     11.92
 2002                  15.46   15.92         14,739        234,476     2.68       0.70    1.20      3.98      6.58
 2001                   ----    ----           ----           ----     ----       ----    ----     ----      ----

 American Century:

 Income & Growth
 2004                   7.37    7.47        634,078      4,709,584     1.31       0.70    0.90     11.98     12.20
 2003                   6.58    6.66        487,915      3,233,000     1.10       0.70    0.90     28.19     28.45
 2002                   5.12    5.18        325,359      1,679,953     0.82       0.70    0.90    (20.09)   (18.71)
 2001                   6.41    6.47        149,390        964,288     0.15       0.70    0.90    (11.43)     3.25

 Value
 2004                   8.81    8.81          9,677         85,247     0.70       0.70    0.70     13.54     13.54
 2003                   7.76    7.76          3,046         23,632     ----       0.70    0.70     31.73     31.73
 2002                   ----    ----           ----           ----     ----       ----    ----     ----      ----
 2001                   ----    ----           ----           ----     ----       ----    ----     ----      ----


                                     FS-41


5.  UNIT VALUES, continued

                                    At December 31                        For the Periods Ended December 31
                    -----------------------------------------------  -----------------------------------------------
                                                                      Inv
                          Unit                          Net Assets    Income        Expense            Total
                        Value ($)           Units           ($)       Ratio %       Ratio %           Return %
                    ------------------------------------------------------------------------------------------------
                        Min      Max                                              Min      Max      Min       Max
 Invesco:

 Dynamics
 2004                  12.91   13.07         87,800      1,153,497     ----       0.70    0.90     12.32     12.55
 2003                  11.49   11.61         86,240      1,010,450     ----       0.70    0.90     36.59     36.86
 2002                   8.41    8.88         78,016        667,672     ----       0.70    0.90    (32.51)   (30.14)
 2001                  12.47   13.14         47,481        600,477     ----       0.70    0.90    (28.17)     4.41

 Salomon:

 All Cap
 2004                  16.80   16.90        192,440      3,235,800     0.59       0.70    0.90      7.34      7.56
 2003                  15.65   15.71        145,905      2,282,992     0.31       0.70    0.90     37.79     38.07
 2002                  11.26   11.38         91,942      1,043,296     0.53       0.70    0.90    (25.73)   (25.58)
 2001                  15.16   15.30         42,559        650,291     1.43       0.70    0.90     (6.76)    10.13

 Summit:

 S&P MidCap
 2004                  11.99   15.15        279,857      3,868,191     0.23       0.70    0.90     14.72     14.95
 2003                  10.45   13.18        222,312      2,589,415     0.45       0.70    0.90     33.53     33.80
 2002                   7.81   39.29        133,158      1,163,763     0.39       0.70    0.90    (15.90)   (15.73)
 2001                   9.29   11.69         49,870        532,196     0.04       0.70    0.90     (7.30)     2.48

 Russell Small Cap
 2004                  12.70   13.41        274,019      3,758,199     0.17       0.70    0.90     16.64     16.88
 2003                  10.89   11.48        194,636      2,189,448     0.44       0.70    0.90     44.91     45.20
 2002                   7.51   37.52         81,117        622,415     0.15       0.70    0.90    (21.76)   (21.60)
 2001                   9.60   10.08         28,678        283,113     0.90       0.70    0.90     (5.87)     3.07

 Nasdaq-100 Index
 2004                   4.41    4.44        559,081      2,522,836     ----       0.70    0.90      9.10      9.32
 2003                   4.04    4.06        514,434      2,108,219     ----       0.70    0.90     47.30     47.60
 2002                   2.74   13.94        249,252        685,132     ----       0.70    0.90    (38.06)   (37.93)
 2001                   4.43    4.46        221,670        981,692     ----       0.70    0.90    (41.47)    (4.13)

 EAFE Intl.
 2004                  75.19   75.19          1,997        150,183     0.56       0.70    0.70     17.17     17.17
 2003                  64.18   64.18            576         36,953     ----       0.70    0.70     22.23     22.23
 2002                   ----    ----           ----           ----     ----       ----    ----     ----      ----
 2001                   ----    ----           ----           ----     ----       ----    ----     ----      ----


                                     FS-42


5.  UNIT VALUES, continued

                                    At December 31                        For the Periods Ended December 31
                     ---------------------------------------------- ------------------------------------------------
                                                                      Inv
                          Unit                          Net Assets    Income        Expense            Total
                        Value ($)           Units           ($)       Ratio %       `Ratio %           Return %
                    ------------------------------------------------------------------------------------------------
                        Min      Max                                              Min      Max      Min       Max
 Third Avenue:

 Value
 2004                  25.52   25.65        561,475     14,348,603     0.57       0.70    0.90     18.82     19.06
 2003                  21.48   21.55        416,764      8,955,645     0.20       0.70    0.90     41.25     41.54
 2002                  15.16   15.22        285,972      4,346,908     0.21       0.70    0.90    (11.52)   (11.34)
 2001                  17.11   17.19        153,406      2,633,740     0.11       0.70    0.90      4.17     15.87

 Dreyfus:

 MidCap
 2004                  17.75   17.82         61,096      1,087,340     0.22       0.70    0.90     13.20     13.43
 2003                  15.68   15.71         40,978        643,168     0.28       0.70    0.90     30.30     30.57
 2002                  12.02   12.03          3,036         36,515     0.23       0.70    0.90     (2.27)    (1.04)
 2001                   ----    ----           ----           ----     ----       ----    ----     ----      ----


6.  CHANGES IN UNITS OUTSTANDING

    The changes in units outstanding were as follows:
                                                    2004                      2003
                                             --------------------      --------------------
    Fidelity:
    Equity-Income IC
    Units issued                                        421,915                   291,922
    Units redeemed                                     (318,831)                 (328,035)
                                             --------------------      --------------------
    Net increase (decrease)                             103,084                   (36,113)
                                             ====================      ====================

    Equity-Income SC
    Units issued                                         20,631                    14,714
    Units redeemed                                      (12,747)                   (8,469)
                                             --------------------      --------------------
    Net increase (decrease)                               7,884                     6,245
                                             ====================      ====================

    Growth IC
    Units issued                                        357,516                   274,333
    Units redeemed                                     (328,606)                 (304,704)
                                             --------------------      --------------------
    Net increase (decrease)                              28,910                   (30,371)
                                             ====================      ====================

    Growth SC
    Units issued                                          8,801                    10,840
    Units redeemed                                       (5,346)                   (8,373)
                                             --------------------      --------------------
    Net increase (decrease)                               3,455                     2,467
                                             ====================      ====================

    High Income IC
    Units issued                                        532,261                   966,764
    Units redeemed                                     (414,371)               (1,105,537)
                                             --------------------      --------------------
    Net increase (decrease)                             117,890                  (138,773)
                                             ====================      ====================

                                     FS-43




6.  CHANGES IN UNITS OUTSTANDING, continued

                                                    2004                      2003
                                             --------------------      --------------------
    Fidelity, continued:

    High Income SC
    Units issued                                         15,346                    25,619
    Units redeemed                                     (124,943)                  (24,967)
                                             --------------------      --------------------
    Net increase (decrease)                            (109,597)                      652
                                             ====================      ====================

    Overseas IC
    Units issued                                        337,653                   242,208
    Units redeemed                                     (276,214)                 (259,092)
                                             --------------------      --------------------
    Net increase (decrease)                              61,439                   (16,884)
                                             ====================      ====================

    Overseas SC
    Units issued                                          9,585                     8,394
    Units redeemed                                       (9,671)                   (6,039)
                                             --------------------      --------------------
    Net increase (decrease)                                 (86)                    2,355
                                             ====================      ====================

    Asset Mgr. IC
    Units issued                                        171,772                   176,852
    Units redeemed                                     (205,478)                 (235,709)
                                             --------------------      --------------------
    Net increase (decrease)                             (33,706)                  (58,857)
                                             ====================      ====================

    Asset Mgr. SC
    Units issued                                          7,545                    17,898
    Units redeemed                                      (15,678)                   (8,754)
                                             --------------------      --------------------
    Net increase (decrease)                              (8,133)                    9,144
                                             ====================      ====================

    Inv. Bond IC
    Units issued                                        565,490                   495,796
    Units redeemed                                     (584,335)                 (604,049)
                                             --------------------      --------------------
    Net increase (decrease)                             (18,845)                 (108,253)
                                             ====================      ====================

    Contrafund IC
    Units issued                                        492,777                   370,375
    Units redeemed                                     (393,971)                 (380,272)
                                             --------------------      --------------------
    Net increase (decrease)                              98,806                    (9,897)
                                             ====================      ====================

    Contrafund SC
    Units issued                                         15,173                    10,008
    Units redeemed                                      (10,571)                   (6,041)
                                             --------------------      --------------------
    Net increase (decrease)                               4,602                     3,967
                                             ====================      ====================

    Asset Mgr. Gr. IC
    Units issued                                         75,373                    72,177
    Units redeemed                                      (73,957)                  (87,066)
                                             --------------------      --------------------
    Net increase (decrease)                               1,416                   (14,889)
                                             ====================      ====================

    Asset Mgr. Gr. SC
    Units issued                                            599                     3,848
    Units redeemed                                         (468)                   (1,047)
                                             --------------------      --------------------
    Net increase (decrease)                                 131                     2,801
                                             ====================      ====================


                                     FS-44


6.  CHANGES IN UNITS OUTSTANDING, continued

                                                    2004                      2003
                                              --------------------      --------------------
    Fidelity, continued:

    MidCap IC
    Units issued                                          3,444                     1,120
    Units redeemed                                       (1,936)                     (175)
                                             --------------------      --------------------
    Net increase (decrease)                               1,508                       945
                                             ====================      ====================

    Alger:

    Balanced
    Units issued                                        191,381                   181,110
    Units redeemed                                     (161,015)                 (161,439)
                                             --------------------      --------------------
    Net increase (decrease)                              30,366                    19,671
                                             ====================      ====================

    Leveraged
    Units issued                                        172,356                   251,016
    Units redeemed                                     (185,614)                 (242,140)
                                             --------------------      --------------------
    Net increase (decrease)                             (13,258)                    8,876
                                             ====================      ====================

    MFS:

    Strategic Inc.
    Units issued                                        153,990                   190,220
    Units redeemed                                     (131,337)                 (224,800)
                                             --------------------      --------------------
    Net increase (decrease)                              22,653                   (34,580)
                                             ====================      ====================

    Utilities
    Units issued                                        218,461                   215,569
    Units redeemed                                     (189,434)                 (198,550)
                                             --------------------      --------------------
    Net increase (decrease)                              29,027                    17,019
                                             ====================      ====================

    New Discovery
    Units issued                                        179,636                   238,796
    Units redeemed                                     (197,168)                 (214,328)
                                             --------------------      --------------------
    Net increase (decrease)                             (17,532)                   24,468
                                             ====================      ====================

    Morgan Stanley:

    Emerging Markets
    Units issued                                        385,964                   417,972
    Units redeemed                                     (304,253)                 (393,831)
                                             --------------------      --------------------
    Net increase (decrease)                              81,711                    24,141
                                             ====================      ====================

    Global Value
    Units issued                                        239,823                   249,232
    Units redeemed                                     (216,828)                 (230,265)
                                             --------------------      --------------------
    Net increase (decrease)                              22,995                    18,967
                                                                       ====================
                                             ====================

    Intl. Magnum
    Units issued                                        195,956                   188,724
    Units redeemed                                     (169,474)                 (175,108)
                                             --------------------      --------------------
    Net increase (decrease)                              26,482                    13,616
                                             ====================      ====================


                                     FS-45




6.  CHANGES IN UNITS OUTSTANDING, continued

                                                    2004                      2003
                                             --------------------      --------------------
    Morgan Stanley, continued:

    U.S. Real Estate
    Units issued                                        291,498                   214,927
    Units redeemed                                     (229,987)                 (175,087)
                                             --------------------      --------------------
    Net increase (decrease)                              61,511                    39,840
                                             ====================      ====================

    Ameritas:

    Core Strat.
    Units issued                                        492,527                 1,200,196
    Units redeemed                                     (514,459)                  (88,388)
                                             --------------------      --------------------
    Net increase (decrease)                             (21,932)                1,111,808
                                             ====================      ====================

    Growth
    Units issued                                        165,893                   200,257
    Units redeemed                                     (181,434)                 (195,973)
                                             --------------------      --------------------
    Net increase (decrease)                             (15,541)                    4,284
                                             ====================      ====================

    Income and Growth
    Units issued                                        259,288                   251,725
    Units redeemed                                     (221,947)                 (250,191)
                                             --------------------      --------------------
    Net increase (decrease)                              37,341                     1,534
                                             ====================      ====================

    Index 500
    Units issued                                        113,123                   113,262
    Units redeemed                                     (109,585)                 (105,787)
                                             --------------------      --------------------
    Net increase (decrease)                               3,538                     7,475
                                             ====================      ====================

    MidCap
    Units issued                                        228,066                   234,653
    Units redeemed                                     (227,598)                 (220,806)
                                             --------------------      --------------------
    Net increase (decrease)                                 468                    13,847
                                             ====================      ====================

    Money Market
    Units issued                                     35,268,340                46,930,984
    Units redeemed                                  (39,850,628)              (44,468,764)
                                             --------------------      --------------------
    Net increase (decrease)                          (4,582,288)                2,462,220
                                             ====================      ====================

    Small Cap
    Units issued                                        371,931                   239,399
    Units redeemed                                     (376,861)                 (224,636)
                                             --------------------      --------------------
    Net increase (decrease)                              (4,930)                   14,763
                                             ====================      ====================

    Small Co. Equity
    Units issued                                        143,408                   145,041
    Units redeemed                                     (116,722)                 (119,722)
                                             --------------------      --------------------
    Net increase (decrease)                              26,686                    25,319
                                             ====================      ====================


                                     FS-46




6.  CHANGES IN UNITS OUTSTANDING, continued

                                                    2004                      2003
                                             --------------------      --------------------
    Ameritas, continued:

    Select
    Units issued                                        331,041                   290,265
    Units redeemed                                     (288,542)                 (238,531)
                                             --------------------      --------------------
    Net increase (decrease)                              42,499                    51,734
                                             ====================      ====================

    Calvert:

    Balanced
    Units issued                                        415,851                   540,456
    Units redeemed                                     (326,727)                 (433,892)
                                             --------------------      --------------------
    Net increase (decrease)                              89,124                   106,564
                                             ====================      ====================

    Intl. Equity
    Units issued                                         51,401                    36,477
    Units redeemed                                      (43,208)                  (19,340)
                                             --------------------      --------------------
    Net increase (decrease)                               8,193                    17,137
                                             ====================      ====================

    Mid Cap
    Units issued                                         29,764                    33,633
    Units redeemed                                      (37,803)                  (27,936)
                                             --------------------      --------------------
    Net increase (decrease)                              (8,039)                    5,697
                                             ====================      ====================

    Small Cap
    Units issued                                         92,440                    85,737
    Units redeemed                                      (92,455)                  (80,754)
                                             --------------------      --------------------
    Net increase (decrease)                                 (15)                    4,983
                                             ====================      ====================

    Equity
    Units issued                                         22,687                    15,217
    Units redeemed                                      (14,969)                   (5,471)
                                             --------------------      --------------------
    Net increase (decrease)                               7,718                     9,746
                                             ====================      ====================

    Income
    Units issued                                        128,840                    90,692
    Units redeemed                                      (76,745)                  (53,213)
                                             --------------------      --------------------
    Net increase (decrease)                              52,095                    37,479
                                             ====================      ====================

    American Century:

    Income & Growth
    Units issued                                        645,157                   504,285
    Units redeemed                                     (498,994)                 (341,729)
                                             --------------------      --------------------
    Net increase (decrease)                             146,163                   162,556
                                             ====================      ====================

    Value
    Units issued                                         13,267                     3,269
    Units redeemed                                       (6,636)                     (223)
                                             --------------------      --------------------
    Net increase (decrease)                               6,631                     3,046
                                             ====================      ====================


                                     FS-47




6.  CHANGES IN UNITS OUTSTANDING, continued

                                                    2004                      2003
                                             --------------------      --------------------
    Invesco:

    Dynamics
    Units issued                                         89,232                   132,864
    Units redeemed                                      (87,672)                 (124,640)
                                             --------------------      --------------------
    Net increase (decrease)                               1,560                     8,224
                                             ====================      ====================

    Salomon:

    All Cap
    Units issued                                        178,177                   132,294
    Units redeemed                                     (131,642)                  (78,331)
                                             --------------------      --------------------
    Net increase (decrease)                              46,535                    53,963
                                             ====================      ====================

    Summit:

    S&P MidCap
    Units issued                                        275,898                   277,432
    Units redeemed                                     (218,353)                 (188,278)
                                             --------------------      --------------------
    Net increase (decrease)                              57,545                    89,154
                                             ====================      ====================

    Russell Small Cap
    Units issued                                        243,026                   269,868
    Units redeemed                                     (163,643)                 (156,349)
                                             --------------------      --------------------
    Net increase (decrease)                              79,383                   113,519
                                             ====================      ====================

    Nasdaq-100 Index
    Units issued                                        611,229                 1,253,451
    Units redeemed                                     (566,582)                 (988,269)
                                             --------------------      --------------------
    Net increase (decrease)                              44,647                   265,182
                                             ====================      ====================

    EAFE Intl.
    Units issued                                          3,089                       635
    Units redeemed                                       (1,668)                      (59)
                                             --------------------      --------------------
    Net increase (decrease)                               1,421                       576
                                             ====================      ====================

    Third Avenue:

    Value
    Units issued                                        488,402                   419,792
    Units redeemed                                     (343,691)                 (289,000)
                                             --------------------      --------------------
    Net increase (decrease)                             144,711                   130,792
                                             ====================      ====================

    Dreyfus:

    MidCap
    Units issued                                         64,003                    80,079
    Units redeemed                                      (43,885)                  (42,137)
                                             --------------------      --------------------
    Net increase (decrease)                              20,118                    37,942
                                             ====================      ====================

INDEPENDENT AUDITORS' REPORT

To the Board of Directors
Ameritas Variable Life Insurance Company
Lincoln, Nebraska

We have audited the accompanying balance sheets of Ameritas Variable Life Insurance Company (a wholly owned subsidiary of AMAL Corporation) as of December 31, 2004 and 2003, and the related statements of operations, comprehensive income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2004. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of Ameritas Variable Life Insurance Company as of December 31, 2004 and 2003, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2004, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Lincoln, Nebraska
February 22, 2005

                                     AMERITAS VARIABLE LIFE INSURANCE COMPANY
                                                  BALANCE SHEETS
                                         (in thousands, except share data)

                                                                                           December 31
                                                                              --------------------------------------
                                                                                    2004                2003
                                                                              ------------------ -------------------
                                    ASSETS

Investments:
    Fixed maturity securities available for sale (amortized cost
       $410,914 - 2004 and $411,229 - 2003)                                    $       420,055    $       422,813
    Equity securities available for sale (cost
       $1,184 - 2004 and $1,782 - 2003)                                                  1,331              1,848
    Mortgage loans on real estate                                                       10,295             11,927
    Loans on insurance policies                                                         36,026             33,851
                                                                              ------------------ -------------------
                             Total Investments                                         467,707            470,439
                                                                              ------------------ -------------------

Cash and cash equivalents                                                               48,560             39,385
Accrued investment income                                                                5,899              6,085
Reinsurance receivable-affiliate                                                           135                117
Reinsurance recoverable                                                                    938              1,502
Prepaid reinsurance premiums                                                             5,456              5,134
Deferred policy acquisition costs                                                      191,966            189,453
Other assets                                                                               667              1,178
Separate accounts                                                                    1,916,448          1,862,977
                                                                              ------------------ -------------------
                             Total Assets                                      $     2,637,776    $     2,576,270
                                                                              ================== ===================




The accompanying notes are an integral part of these financial statements.


                                      FP-2

                                     AMERITAS VARIABLE LIFE INSURANCE COMPANY
                                                  BALANCE SHEETS
                                         (in thousands, except share data)

                                                                                           December 31
                                                                              --------------------------------------
                                                                                    2004                2003
                                                                              ------------------ -------------------
                     LIABILITIES AND STOCKHOLDER'S EQUITY

LIABILITIES
Policy and contract reserves                                                   $         4,490    $         5,668
Policy and contract claims                                                               1,790              2,459
Accumulated contract values                                                            503,665            501,154
Unearned policy charges                                                                  8,046              6,754
Unearned reinsurance ceded allowance                                                     4,201              4,774
Current federal income tax payable                                                       2,296              2,970
Deferred income tax payable                                                             16,473             17,756
Accounts payable - affiliates                                                            3,141              7,477
Other liabilities                                                                        6,408              7,081
Separate accounts                                                                    1,916,448          1,862,977
                                                                              ------------------ -------------------
                           Total Liabilities                                         2,466,958          2,419,070
                                                                              ------------------ -------------------

COMMITMENTS AND CONTINGENCIES

STOCKHOLDER'S EQUITY
Common stock, par value $100 per share; authorized
  50,000 shares, issued and outstanding 40,000 shares                                    4,000              4,000
Additional paid-in capital                                                              89,904             89,904
Retained earnings                                                                       75,817             62,048
Accumulated other comprehensive income                                                   1,097              1,248
                                                                              ------------------ -------------------
                           Total Stockholder's Equity                                  170,818            157,200
                                                                              ------------------ -------------------

                           Total Liabilities and Stockholder's Equity          $     2,637,776    $     2,576,270
                                                                              ================== ===================


The accompanying notes are an integral part of these financial statements.

                                     AMERITAS VARIABLE LIFE INSURANCE COMPANY
                                             STATEMENTS OF OPERATIONS
                                                  (in thousands)

                                                                           Years Ended December 31
                                                          ----------------------------------------------------------
                                                                 2004               2003                2002
                                                          ------------------- ------------------ -------------------
INCOME:
Insurance revenues:
    Premiums                                               $          419      $            2     $            9
    Contract charges                                               73,244              69,799             69,072
    Premium-reinsurance ceded                                     (14,826)            (15,289)           (13,166)
    Reinsurance ceded allowance                                     4,820               4,815              4,753
Investment revenues:
    Net investment income                                          23,450              22,835             18,305
    Net realized gains (losses)                                        (5)                694               (475)
Other                                                               3,034               1,898              2,018
                                                          ------------------- ------------------ -------------------
                                                                   90,136              84,754             80,516
                                                          ------------------- ------------------ -------------------

BENEFITS AND EXPENSES:
  Policy benefits:
    Death benefits                                                  5,617               5,074              5,522
    Interest credited                                              17,419              18,894             17,771
    Change in policy and contract reserves                            250              (3,597)             3,781
    Other                                                             118                 172                196
  Sales and operating expenses                                     22,357              23,534             25,706
  Amortization of deferred policy acquisition costs                26,665              19,165             31,963
                                                          ------------------- ------------------ -------------------
                                                                   72,426              63,242             84,939
                                                          ------------------- ------------------ -------------------
Income (loss) before income taxes and cumulative effect            17,710              21,512             (4,423)
  of change in accounting principle

Income taxes - current                                              4,211               4,126             (3,296)
Income taxes - deferred                                              (876)              1,553                480
                                                          ------------------- ------------------ -------------------
     Total income tax expense (benefit)                             3,335               5,679             (2,816)
                                                          ------------------- ------------------ -------------------

Income (loss) before cumulative effect of change in
  accounting principle                                             14,375              15,833             (1,607)
Cumulative effect of change in accounting principle
  (Note 1)                                                           (606)                  -                  -
                                                          ------------------- ------------------ -------------------

Net income (loss)                                          $       13,769      $       15,833     $       (1,607)
                                                          =================== ================== ===================


The accompanying notes are an integral part of these financial statements.

                                      FP-4

                                     AMERITAS VARIABLE LIFE INSURANCE COMPANY
                                        STATEMENTS OF COMPREHENSIVE INCOME
                                                  (in thousands)

                                                                           Years Ended December 31
                                                          ----------------------------------------------------------
                                                                 2004               2003                2002
                                                          ------------------- ------------------ -------------------

Net income (loss)                                          $       13,769      $       15,833     $       (1,607)
Other comprehensive income (loss), net of tax:
    Unrealized gains (losses) on securities:
      Unrealized holding gains (losses) arising during
        period (net of deferred tax expense (benefit) of
        $(83), $270 and $273 for 2004, 2003 and 2002
        respectively)                                                (154)                501                506
      Reclassification adjustment for (gains) losses
        included in net income (net of deferred tax
        (expense) benefit of $2, $(243) and $166 for
        2004, 2003 and 2002 respectively)                               3                (451)               309
                                                          ------------------- ------------------ -------------------
    Other comprehensive income (loss)                                (151)                 50                815
                                                          ------------------- ------------------ -------------------

Comprehensive income (loss)                                $       13,618      $       15,883     $         (792)
                                                          =================== ================== ===================



The accompanying notes are an integral part of these financial statements.


                                                           AMERITAS VARIABLE LIFE INSURANCE COMPANY
                                                              STATEMENTS OF STOCKHOLDER'S EQUITY
                                                     FOR THE YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                                                                 (in thousands, except shares)

                                                                                                                    Accumulated
                                                                                    Additional                         Other
                                                      Common Stock                   Paid-in        Retained      Comprehensive
                                              Shares      Amount       Capital       Earnings      Income(loss)       Total
                                          -----------  ----------- --------------- ------------  --------------- ---------------

BALANCE, January 1, 2002                      40,000    $   4,000   $      58,370   $   47,822    $       383     $   110,575

  Net unrealized investment gain, net              -            -               -            -            815             815

   Common control transactions (Note 5)            -            -          11,534            -              -          11,534

  Capital contribution                             -            -          20,000            -              -          20,000

  Net loss                                         -            -               -       (1,607)             -          (1,607)
                                          -----------  ----------- --------------- ------------  --------------- ---------------

BALANCE, December 31, 2002                    40,000        4,000          89,904       46,215          1,198         141,317

  Net unrealized investment gain, net              -            -               -            -             50              50

  Net income                                       -            -               -       15,833              -          15,833
                                          -----------  ----------- --------------- ------------  --------------- ---------------

BALANCE, December 31, 2003                    40,000        4,000          89,904       62,048          1,248         157,200

  Net unrealized investment loss, net              -            -               -            -           (151)           (151)

  Net income                                       -            -               -       13,769              -          13,769
                                          -----------  ----------- --------------- ------------  --------------- ---------------

BALANCE, December 31, 2004                    40,000    $   4,000   $      89,904   $   75,817    $     1,097     $   170,818
                                          ===========  =========== =============== ============  =============== ===============

The accompanying notes are an integral part of these financial statements.

                                     AMERITAS VARIABLE LIFE INSURANCE COMPANY
                                             STATEMENTS OF CASH FLOWS
                                                  (in thousands)

                                                                              Years Ended December 31
                                                                ----------------------------------------------------
                                                                      2004             2003              2002
                                                                ----------------- ---------------- -----------------
OPERATING ACTIVITIES:
Net income (loss)                                                $      13,769    $      15,833     $      (1,607)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
    Amortization of deferred policy acquisition costs                   26,665           19,165            31,963
    Policy acquisition costs deferred                                  (29,409)         (27,046)          (27,471)
    Interest credited to contract values                                17,419           18,894            17,771
    Amortization of discounts or premiums                                1,614            1,322               351
    Net realized (gains) losses on investment transactions                   5             (694)              475
    Deferred income taxes                                                 (876)           1,553               480
    Cumulative effect of change in accounting principle (Note 1)           606                -                 -
    Change in assets and liabilities:
      Accrued investment income                                            186             (819)           (1,582)
      Reinsurance receivable-affiliate                                     (18)             194               208
      Reinsurance recoverable                                              564             (699)              566
      Prepaid reinsurance premiums                                        (322)             907              (299)
      Other assets                                                         511              496             1,624
      Policy and contract reserves                                         250           (3,597)            3,781
      Policy and contract claims                                          (669)           1,535               673
      Unearned policy charges                                            1,292            1,327               874
      Unearned reinsurance ceded allowance                                (573)            (538)             (604)
      Current federal income tax payable                                  (674)           7,446            (1,248)
      Accounts payable-affiliates                                       (4,336)           3,528             2,138
      Other liabilities                                                   (673)           1,817               884
                                                                ----------------- ---------------- -----------------
  Net cash from operating activities                                    25,331           40,624            28,977
                                                                ----------------- ---------------- -----------------

INVESTING ACTIVITIES:
    Purchase of investments:
      Fixed maturity securities available for sale                     (59,360)        (176,411)         (167,635)
      Mortgage loans on real estate                                          -           (5,010)           (6,750)
      Equity securities available for sale                                   -             (760)                -
    Proceeds from sales of investments:
      Fixed maturity securities available for sale                      13,196           31,839            34,233
      Equity securities available for sale                                 635                -             1,023
    Proceeds from maturities or repayment of investments:
      Fixed maturity securities available for sale                      44,820           57,284            10,630
      Mortgage loans on real estate                                      1,636            2,317               400
    Net change in loans on insurance policies                           (2,175)            (251)             (355)
    Proceeds from Acacia National reinsurance
      transaction (Note 5)                                                   -                -             1,702
                                                                ----------------- ---------------- -----------------
    Net cash from investing activities                                  (1,248)         (90,992)         (126,752)
                                                                ----------------- ---------------- -----------------

The accompanying notes are an integral part of these financial statements.


                                      FP-7



                                     AMERITAS VARIABLE LIFE INSURANCE COMPANY
                                             STATEMENTS OF CASH FLOWS
                                                  (in thousands)

                                                                              Years Ended December 31
                                                                ----------------------------------------------------
                                                                      2004             2003              2002
                                                                ---------------------------------- -----------------

FINANCING ACTIVITIES:
Capital contribution                                             $           -    $           -     $      20,000
Deposits credited to policyowner account balances                      904,949        1,602,818         2,725,362
Withdrawals from policyowner account balances                         (919,857)      (1,581,957)       (2,625,622)
                                                                ---------------------------------- -----------------
  Net cash from financing activities                                   (14,908)          20,861           119,740
                                                                ---------------------------------- -----------------

INCREASE (DECREASE) IN CASH AND
  CASH EQUIVALENTS                                                       9,175          (29,507)           21,965

CASH AND CASH EQUIVALENTS AT
  BEGINNING OF PERIOD                                                   39,385           68,892            46,927
                                                                ---------------------------------- -----------------

CASH AND CASH EQUIVALENTS AT
  END OF PERIOD                                                  $      48,560    $      39,385     $      68,892
                                                                ================================== =================

Supplemental cash flow information:

Cash paid(refunded) for income taxes                             $       4,885    $      (3,320)    $      (2,048)


Non-Cash Transactions:
  Common control transactions (Note 5):
  Receipt and transfer of AMAL Corporation stock                 $           -    $           -     $      18,350
  Increase in paid in capital from reinsurance transactions      $           -    $           -     $       9,832



The accompanying notes are an integral part of these financial statements.

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                                 (in thousands)

1.  BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Ameritas Variable Life Insurance Company (the Company), a stock life insurance company domiciled in the State of Nebraska, is a wholly-owned subsidiary of AMAL Corporation, a holding company majority owned by Ameritas Life Insurance Corp.
(ALIC) with the minority interests held by AmerUs Life Insurance Company (AmerUs), and starting in 2002, Acacia Life Insurance Company (Acacia Life), Acacia National Life Insurance Company (Acacia National) and Acacia Financial Corporation (AFCO). ALIC and Acacia Life are wholly owned subsidiaries of Ameritas Holding Company (AHC) which is a wholly owned subsidiary of Ameritas Acacia Mutual Holding Company (AAMHC). Acacia National (prior to January 1,
2004) and AFCO are subsidiaries of Acacia Life. After the close of business on December 31, 2003, Acacia National merged with Acacia Life whereby Acacia Life was retained as the name of the newly merged company. The Company currently issues variable life insurance, variable annuity, and fixed premium annuity policies, none of which are participating with respect to dividends.

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP).

USE OF ESTIMATES
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Material estimates susceptible to significant change include deferred policy acquisition costs, reserves and income taxes.

RISKS AND UNCERTAINTIES
The Company operates in a business environment which is subject to various risks and uncertainties. Such risks and uncertainties include, but are not limited to, interest rate risk, market risk, credit risk and legal and regulatory changes.

Interest rate risk is the potential for interest rates to change, which can cause fluctuations in the value of investments, the liabilities for future policy benefits and the carrying amount of deferred policy acquisition costs. Market risk is the potential for market values to change, which can cause fluctuations in certain future policy benefits and contract charges. Credit risk is the risk that issuers of investments owned by the Company may default or that other parties may not be able to pay amounts due to the Company. The Company is also subject to various state and Federal regulatory authorities. The potential exists for changes in regulatory initiatives which can result in additional, unanticipated impacts to the Company.

RECLASSIFICATIONS
Certain items on the prior year financial statements have been reclassified to conform to current year presentation.

The principal accounting and reporting practices followed are:

INVESTMENTS
The Company classifies its securities into categories based upon the Company's intent relative to the eventual disposition of the securities. The first category, held to maturity securities, is comprised of fixed maturity securities which the Company has the positive intent and ability to hold to maturity. These securities are carried at amortized cost. The second category, available for sale securities, may be sold

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                                 (in thousands)

1. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, (continued)

INVESTMENTS, (continued)
to address the liquidity and other needs of the Company. Securities classified as available for sale are carried at fair value on the balance sheet with unrealized gains and losses excluded from operations and reported as a component of accumulated other comprehensive income, net of related deferred policy acquisition costs and income tax effects. The third category, trading securities, is for debt and equity securities acquired for the purpose of selling them in the near term. The Company has classified all of its securities as available for sale. Realized investment gains and losses on sales of securities are determined on the specific identification method.

For mortgage-backed securities, the Company recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When estimates of prepayments change, the effective yield is recalculated to reflect actual payments to date and anticipated future payments and any resulting adjustment is included in net investment income.

Mortgage loans on real estate are carried at amortized cost less an allowance for estimated uncollectible amounts except impaired loans which are measured at the present value of expected future cash flows, or alternatively, the observable market price or the fair value of the collateral. The Company has not recognized any impairments on loans as of December 31, 2004, 2003 and 2002.

Loans on insurance policies are carried at the unpaid principal balances.

The Company records write-offs or allowances for its investments based upon an evaluation of specific investments. The Company reviews, on a continual basis, all invested assets to identify investments where the Company may have a decline in fair value.

CASH EQUIVALENTS
The Company considers all highly liquid debt securities purchased with a remaining maturity of less than three months to be cash equivalents.

As of December 31, 2004 and 2003, the Company had investments classified as cash equivalents of $3,350 and $7,585 respectively, in various money market mutual funds to which Calvert Asset Management Company, Inc., a subsidiary of AFCO, is the advisor. These investments are recorded at their fair value based on net asset values.

SEPARATE ACCOUNTS
The Company operates Separate Accounts on which the earnings or losses accrue exclusively to policyowners. The assets (mutual fund investments) and liabilities of each account are clearly identifiable and distinguishable from other assets and liabilities of the Company. Assets are reported at fair value.

PREMIUM REVENUE AND BENEFITS TO POLICYOWNERS
RECOGNITION OF UNIVERSAL LIFE-TYPE CONTRACT REVENUE AND BENEFITS TO POLICYOWNERS Universal life-type policies are insurance contracts with terms that are not fixed and guaranteed. The terms that may be changed could include one or more of the amounts assessed the policyowner, premiums paid by the policyowner or interest accrued to policyowners' balances. Amounts received as payments for such contracts are reflected as deposits in accumulated contract values and are not reported as premium revenues.

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                                 (in thousands)

1. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, (continued)

PREMIUM REVENUE AND BENEFITS TO POLICYOWNERS, (continued)
RECOGNITION OF UNIVERSAL LIFE-TYPE CONTRACT REVENUE AND BENEFITS TO POLICYOWNERS, (continued)
Revenues for universal life-type policies consist of charges assessed against policy account values for deferred policy charges, mortality risk expense, the cost of insurance and policy administration. Policy benefits and claims that are charged to expense include interest credited to contracts under the fixed account investment option and benefit claims incurred in the period in excess of related policy account balances.

RECOGNITION OF INVESTMENT CONTRACT REVENUE AND BENEFITS TO POLICYOWNERS Contracts that do not subject the Company to risks arising from policyowner mortality or morbidity are referred to as investment contracts. Certain deferred annuities are considered investment contracts. Amounts received as payments for such contracts are reflected as deposits in accumulated contract values and are not reported as premium revenues.

Revenues for investment products consist of investment income and policy administration charges. Contract benefits that are charged to expense include benefit claims incurred in the period in excess of related contract balances and interest credited to contract balances.

DEFERRED POLICY ACQUISITION COSTS
Those costs of acquiring new business, which vary with and are directly related to the production of new business, have been deferred to the extent that such costs are deemed recoverable from future premiums. Such costs include commissions, certain costs of policy issuance and underwriting, and certain variable distribution expenses.

Costs deferred related to universal life-type policies and investment contracts are amortized generally over the lives of the policies, in relation to the present value of estimated gross profits from mortality, investment and expense margins. The estimated gross profits are reviewed and adjusted periodically based on actual experience and changes in assumptions.

A roll forward of the amounts reflected in the balance sheets as deferred policy acquisition costs is as follows:

                                                                         December 31
                                                      -------------------------------------------------
                                                            2004            2003            2002
-------------------------------------------------------------------------------------------------------
Beginning balance                                      $     189,453   $     180,326   $     164,234
Acacia National reinsurance transaction (Note 5)                   -               -          29,785
Change in accounting principle (Note 1)                       (2,360)              -               -
Acquisition costs deferred                                    29,409          27,046          27,471
Amortization of deferred policy acquisition costs            (26,665)        (19,165)        (31,963)
Adjustment for unrealized investment (gain) loss               2,129           1,246          (9,201)
-------------------------------------------------------------------------------------------------------
Ending balance                                         $     191,966   $     189,453   $     180,326
-------------------------------------------------------------------------------------------------------

To the extent that unrealized gains or losses on available for sale securities would result in an adjustment of deferred policy acquisition costs had those gains or losses actually been realized, the related unamortized deferred policy acquisition costs are recorded as an adjustment of the unrealized investment gains or losses included in accumulated other comprehensive income.

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                                 (in thousands)

1. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, (continued)

FUTURE POLICY AND CONTRACT BENEFITS
Liabilities for future policy and contract benefits left with the Company on variable universal life and annuity-type contracts are based on the policy account balance, and are shown as accumulated contract values. In addition, the Company carries as policy and contract reserves a liability for additional coverages offered under policy riders.

INCOME TAXES
The Company files a consolidated life/non-life federal income tax return with its parent, AMAL Corporation and other members of its affiliated group. An agreement among the members of its consolidated group provides for distribution of the consolidated income tax results as if filed on a separate income tax return basis. The current income tax expense or benefit (including effects of capital gains and losses and net operating losses) is apportioned generally on a sub-group (life/non-life) basis.

The provision for income taxes includes amounts currently payable and deferred income taxes resulting from the cumulative differences in assets and liabilities determined on a tax return and financial statement basis at the current enacted tax rates.

The Company is subject to tax-related audits in the normal course of operations. In accordance with Financial Accounting Standards Board Statement No. 5, Accounting for Contingencies (FAS 5), the Company records a contingency for these tax-related matters when it is probable that a liability has been incurred and the amount of the loss can be reasonably estimated. The Company reviews its loss contingencies on an ongoing basis to ensure that the Company has appropriate reserves recorded on the balance sheet. These reserves are based on judgment made by management with respect to the likely outcome of these matters. The Company's judgment could change based on new information, Internal Revenue Service examinations and changes in laws or regulations.

ACCOUNTING PRONOUNCEMENTS
STATEMENT OF POSITION 03-1, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS (SOP 03-1)

On January 1, 2004, the Company adopted SOP 03-1. SOP 03-1 addresses a number of topics; one of which is the accounting for contracts with guaranteed minimum death benefits (GMDB). As a result, the cumulative effect of the change in accounting principle from implementing SOP 03-1 was a loss of $606, after-tax ($932 pre-tax). It was comprised of a reduction of $1,428 (pre-tax) to policy and contract reserves and a decrease of $2,360 (pre-tax) to deferred policy acquisition costs. Prior periods have not been restated as required by SOP 03-1.

SOP 03-1 requires consideration of a range of potential results to estimate the cost of variable annuity death benefits and income benefits, which generally necessitates the use of stochastic modeling techniques. To maintain consistency with the assumptions used in the establishment of reserves for variable annuity guarantees, the Company utilized the results of this stochastic modeling to estimate expected gross profits, which form the basis for determining the amortization of deferred policy acquisition costs. This new modeling approach resulted in a lower estimate of expected gross profits, and therefore results in a write-down of deferred policy acquisition costs.

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                                 (in thousands)


2.  LIABILITIES FOR CONTRACT GUARANTEES

The Company offers various guaranteed death benefits to variable annuity contract holders including a return of no less than (1) the account value at death; (2) the sum of all premium payments less prior withdrawals; (3) the sum of all premium payments less prior withdrawals plus a minimum return minus a partial withdrawal adjustment; or (4) the highest account value on a specified anniversary date plus any premium payments since the anniversary minus any withdrawals following the anniversary and, in most cases, minus a partial withdrawal adjustment. The Company currently reinsures a significant portion of these death benefit guarantees associated with its in-force block of business.

The table below presents information regarding the Company's variable annuity contracts with guarantees. The Company's variable annuity contracts may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive. For guarantees of amounts in the event of death, the net amount at risk is defined as the current guaranteed minimum death benefit in excess of the current account value at the balance sheet date.

                                                            December 31, 2004
 -------------------------------------------------------------------------------
 Return of Net Deposits
     Account value                                         $        1,654,530
     Net amount at risk                                    $           68,106
     Average attained age of contract holders                              61

 Return of Net Deposits Plus a Minimum Return
     Account value                                         $           31,297
     Net amount at risk                                    $              404
     Average attained age of contract holders                              59

 Highest Specified Anniversary Account Value Minus
 Withdrawals Post Anniversary
     Account value                                         $        1,170,955
     Net amount at risk                                    $            4,704
     Average attained age of contract holders                              61
 -------------------------------------------------------------------------------

The following table summarizes the liabilities for guarantees on variable annuity contracts:

                                                        Minimum Guaranteed Death
                                                                 Benefit
 -------------------------------------------------------------------------------
 Balance at January 1, 2004                               $            1,139
     Less reinsurance recoverable                                        (53)
 -------------------------------------------------------------------------------
 Net balance at January 1, 2004                                        1,086
 Incurred guarantee benefits                                           1,495
 Paid guarantee benefits                                              (1,593)
  ------------------------------------------------------------------------------
 Net balance at December 31, 2004                                        988
     Plus reinsurance recoverable                                         34
  ------------------------------------------------------------------------------
 Balance at December 31, 2004                             $            1,022
 -------------------------------------------------------------------------------

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                                 (in thousands)

2.  LIABILITIES FOR CONTRACT GUARANTEES, (continued)

The liability for variable annuity death benefit guarantees is established equal to a benefit ratio multiplied by the cumulative contract charges earned, plus accrued interest less contract benefit payments. The benefit ratio is calculated as the estimated present value of all expected contract benefits divided by the present value of all expected contract charges. For guarantees in the event of death, benefits represent the current guaranteed minimum death payments in excess of the current account balance.

Projected benefits and contract charges used in determining the liability are based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility. The assumptions used are consistent with those used in determining estimated gross profits for purposes of amortizing deferred policy acquisition costs. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

Assumptions used in determining the GMDB liability included:

o Data used were 50 deterministic scenarios derived from actual historical experience of the 20th century. For each 15 year period beginning with even numbered calendar years, historical returns reflected a 50% investment in equities (S&P 500 as the proxy), 35% in fixed income (lbbotson LT Corporate Total Return) and 15% in cash (T-bills).

o   Mortality was assumed to be 50% of the 1980 CSO table.

o   Lapse rates varied by contract type and duration and range from 7.5% to 45%.

Variable universal life-type contracts are sold with secondary guarantees that guarantee that the policy will not lapse, even if the account value is reduced to zero, as long as the policyowner makes scheduled premium payments. Although there was no method prescribed under GAAP for variable universal life secondary guarantee reserving until the issuance of SOP 03-1, the Company had been recording a reserve for these guarantees. At December 31, 2004 and 2003, the Company's estimated reserve for these guarantees was $750 and $977, respectively. Mortality assumptions reflect actual Company experience.

The Company has no deferred sales inducements at this time.

3.  INVESTMENTS

Investment income summarized by type of investment was as follows:

                                                                  Years Ended December 31
                                                      -------------------------------------------------
                                                            2004            2003            2002
 ------------------------------------------------------------------------------------------------------
 Fixed maturity securities available for sale          $      20,744   $      20,118   $      15,118
 Equity securities available for sale                             98              59             139
 Mortgage loans on real estate                                   718             665             389
 Loans on insurance policies                                   2,081           1,960           1,976
 Cash equivalents                                                454             654           1,139
  ------------------------------------------------------------------------------------------------------
    Gross investment income                                   24,095          23,456          18,761
 Investment expenses                                             645             621             456
 ------------------------------------------------------------------------------------------------------
    Net investment income                              $      23,450   $      22,835   $      18,305
 ------------------------------------------------------------------------------------------------------

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                                 (in thousands)

3.  INVESTMENTS, (continued)

Net pretax realized investment gains (losses) were as follows:

                                                                                Years Ended December 31
                                                                    ------------------------------------------------
                                                                         2004            2003            2002
--------------------------------------------------------------------------------------------------------------------
Net gains (losses) on disposals, including calls and
  writedowns, of investments
   Net gains (losses) on fixed maturity
     securities available for sale                                   $         (46)  $         701   $        (473)
   Net gains on equity securities available for sale                            37               -              14
--------------------------------------------------------------------------------------------------------------------
                                                                                (9)            701            (459)
   Provision for losses on mortgage loans on real estate                         4              (7)            (16)
--------------------------------------------------------------------------------------------------------------------
Net pretax realized investment gains (losses)                        $          (5)  $         694   $        (475)
--------------------------------------------------------------------------------------------------------------------

The Company recorded other than temporary impairments on fixed maturity securities available for sale of $56 and $1,489 for 2004 and 2002, respectively.
No other than temporary impairments on fixed maturity securities available for sale were recorded in 2003.

Proceeds from sales of securities and gross gains and losses realized on those sales were as follows:

                                                                             Year Ended December 31, 2004
                                                                   -------------------------------------------------
                                                                       Proceeds         Gains           Losses
--------------------------------------------------------------------------------------------------------------------
Fixed maturity securities available for sale                        $      13,196   $         581   $         571
Equity securities available for sale                                          635              37               -
--------------------------------------------------------------------------------------------------------------------
         Total                                                      $      13,831   $         618   $         571
--------------------------------------------------------------------------------------------------------------------

                                                                             Year Ended December 31, 2003
                                                                   -------------------------------------------------
                                                                       Proceeds         Gains           Losses
--------------------------------------------------------------------------------------------------------------------
Fixed maturity securities available for sale                        $      31,839   $       1,984   $       1,283
--------------------------------------------------------------------------------------------------------------------

                                                                             Year Ended December 31, 2002
                                                                   -------------------------------------------------
                                                                       Proceeds         Gains           Losses
--------------------------------------------------------------------------------------------------------------------
Fixed maturity securities available for sale                        $      34,233   $       2,054   $       1,038
Equity securities available for sale                                        1,023              14               -
--------------------------------------------------------------------------------------------------------------------
         Total                                                      $      35,256   $       2,068   $       1,038
--------------------------------------------------------------------------------------------------------------------

The amortized cost and fair value of investments in securities by type of investment were as follows:

                                                                             December 31, 2004
                                                        ------------------------------------------------------------
                                                        Amortized Cost       Gross Unrealized         Fair Value
                                                                       ------------------------------
                                                                            Gains         Losses
--------------------------------------------------------------------------------------------------------------------
U.S. Corporate                                           $     291,336  $       9,167  $       1,267 $     299,236
Mortgage-backed                                                 69,440            998            168        70,270
U.S. Treasury securities and obligations of
  U.S. government agencies                                      50,138            495             84        50,549
--------------------------------------------------------------------------------------------------------------------
    Total fixed maturity securities available for sale         410,914         10,660          1,519       420,055
--------------------------------------------------------------------------------------------------------------------
Equity securities available for sale                             1,184            147              -         1,331
--------------------------------------------------------------------------------------------------------------------
    Total securities available for sale                  $     412,098  $      10,807  $       1,519 $     421,386
--------------------------------------------------------------------------------------------------------------------


                                     FP-15

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                                 (in thousands)

3.  INVESTMENTS, (continued)
                                                                             December 31, 2003
                                                        ------------------------------------------------------------
                                                        Amortized Cost       Gross Unrealized         Fair Value
                                                                       ------------------------------
                                                                            Gains         Losses
--------------------------------------------------------------------------------------------------------------------
U.S. Corporate                                           $     294,490  $      12,468  $       1,972 $     304,986
Mortgage-backed                                                 56,797            934            148        57,583
U.S. Treasury securities and obligations of
  U.S. government agencies                                      59,942            615            313        60,244
--------------------------------------------------------------------------------------------------------------------
    Total fixed maturity securities available for sale         411,229         14,017          2,433       422,813
--------------------------------------------------------------------------------------------------------------------
Equity securities available for sale                             1,782             66              -         1,848
--------------------------------------------------------------------------------------------------------------------
    Total securities available for sale                  $     413,011  $      14,083  $       2,433 $     424,661
--------------------------------------------------------------------------------------------------------------------

An aging of unrealized losses on the Company's investments in fixed maturity securities available for sale as of December 31, 2004 is as follows:

                                         Less than 12 months        12 months or more               Total
                                       ------------------------- ------------------------- -------------------------
                                        Fair Value  Unrealized    Fair Value  Unrealized    Fair Value  Unrealized
                                                      Losses                    Losses                    Losses
--------------------------------------------------------------------------------------------------------------------
U.S. Corporate                          $    54,922 $       675   $    13,523 $       592   $    68,445 $     1,267
Mortgage-backed                              27,122         164           529           4        27,651         168
U.S. Treasury securities and
  obligations of U.S. government
  agencies                                   10,169          84             -           -        10,169          84
--------------------------------------------------------------------------------------------------------------------
    Total                               $    92,213 $       923   $    14,052 $       596   $   106,265 $     1,519
--------------------------------------------------------------------------------------------------------------------

For all fixed maturity securities available for sale with an unrealized loss greater than 12 months, such unrealized loss was less than 10% of the Company's carrying value of each fixed maturity security. The Company regularly reviews its investment portfolio for factors that may indicate that a decline in fair value of an investment is other than temporary. Based on an evaluation of the prospects of the issuers, including, but not limited to, the Company's intentions to sell or ability to hold the investments; the length of time and magnitude of the unrealized loss; and the credit ratings of the issuers of the investments in the above fixed maturity securities available for sale, the Company has concluded that the declines in the fair values of the Company's investments in fixed maturity securities available for sale at December 31, 2004 are temporary.

The amortized cost and fair value of fixed maturity securities available for sale by contractual maturity at December 31, 2004 are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                                 (in thousands)

3.  INVESTMENTS, (continued)
                                                                                    Amortized           Fair
                                                                                      Cost             Value
--------------------------------------------------------------------------------------------------------------------
Due in one year or less                                                          $        19,719  $        19,837
Due after one year through five years                                                    160,899          165,252
Due after five years through ten years                                                   146,403          149,848
Due after ten years                                                                       14,454           14,848
Mortgage-backed securities                                                                69,439           70,270
--------------------------------------------------------------------------------------------------------------------
    Total                                                                        $       410,914  $       420,055
--------------------------------------------------------------------------------------------------------------------

At December 31, 2004 the Company had fixed maturity securities available for sale with a carrying value of $3,914 on deposit with various state insurance departments.

4.  INCOME TAXES

The items that give rise to deferred tax assets and liabilities relate to the following:
                                                                                            December 31
                                                                                ------------------------------------
                                                                                      2004              2003
--------------------------------------------------------------------------------------------------------------------
Deferred policy acquisition costs                                               $         56,609  $        55,832
Prepaid expenses                                                                           1,910            1,797
Net unrealized investment gains                                                            3,285            3,773
--------------------------------------------------------------------------------------------------------------------
Gross deferred tax liability                                                              61,804           61,402
--------------------------------------------------------------------------------------------------------------------
Future policy and contract benefits                                                       41,066           39,927
Capital loss carryforward                                                                    283               98
Deferred future revenues                                                                   3,951            3,535
Other                                                                                         31               86
--------------------------------------------------------------------------------------------------------------------
Gross deferred tax asset                                                                  45,331           43,646
--------------------------------------------------------------------------------------------------------------------
    Net deferred tax liability                                                  $         16,473  $        17,756
--------------------------------------------------------------------------------------------------------------------

The Company has approximately $808 of capital loss carryforwards as of December 31, 2004 that may be applied against capital gains reported in the next five years. The capital loss carryforwards of approximately $138 and $670 will expire in 2005 and 2009, respectively.

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                                 (in thousands)

4.  INCOME TAXES, (continued)

The difference between the U.S. federal income tax rate and the tax provision rate is summarized as follows:

                                                        Years Ended December 31
                                           ---------------------------------------------------
                                                  2004            2003             2002
----------------------------------------------------------------------------------------------
Federal statutory tax rate                        35.0   %        35.0    %       (35.0)  %
Dividends received deduction                      (9.3)           (6.7)           (27.7)
Common control transactions                       (2.5)           (2.1)            (6.1)
Release of federal income tax reserves            (4.8)            -                -
Other                                              0.4             0.2              5.1
----------------------------------------------------------------------------------------------
    Effective tax rate                            18.8   %        26.4    %       (63.7)  %
----------------------------------------------------------------------------------------------

On April 1, 2002, as described in the related party transactions note, the Company entered into transactions between entities under common control. As a result of the common control transactions, the Company recorded tax deductible goodwill. For the years ended December 31, 2004, 2003 and 2002, the Company realized a current income tax benefit of $444, $444 and $269, respectively, attributable to goodwill amortization.

The Company files income tax returns with the Internal Revenue Service and various state tax jurisdictions. From time to time, the Company is subject to routine audits by those agencies and those audits may result in proposed adjustments. The Company has considered the alternative interpretations that may be assumed by the various taxing agencies and believes its positions taken regarding its filings are valid. Based upon review of the Company's tax contingencies, the reserve held for tax related contingencies was reduced by $844 in 2004.

5.  RELATED PARTY TRANSACTIONS

Affiliates provide technical, financial, legal, marketing and investment advisory support to the Company under administrative service agreements. The cost of these services to the Company for years ended December 31, 2004, 2003 and 2002 was $19,313, $19,568 and $18,566, respectively.

The Company has entered into reinsurance agreements (yearly renewable term) with affiliates. Under these agreements, these affiliates assume life insurance risk in excess of the Company's retention limit. These reinsurance contracts do not relieve the Company of its obligations to its policyowners. The Company recorded $7,282, $7,242 and $7,396 of reinsurance premiums, net of ceded allowances, to affiliates for the years ended December 31, 2004, 2003 and 2002, respectively. The Company has recorded reinsurance recoveries from affiliates of $3,477, $5,304 and $3,045 for the years ended December 31, 2004, 2003 and 2002, respectively, reflected in the statement of operations as a reduction of death benefits. Reinsurance recoverable of $731 and $983 and prepaid reinsurance premiums of $3,896 and $3,706 as of December 31, 2004 and 2003, respectively, relate to these agreements and are included in the balance sheet amounts of the same titles.

AmerUs, through assumption reinsurance, has assumed approximately 99% of the Company's equity indexed annuity business as of December 31, 2004 and 2003, reducing the reinsurance receivable - affiliate to $135 and $117 as of December 31, 2004 and 2003, respectively. As a condition to assumption reinsurance, certain states have required the Company remain contingently liable in the event the assuming reinsurer is unable to fulfill its obligations. The Company was contingently liable for $5,832 and $10,504 of additional reserves as of December 31, 2004 and 2003, respectively.

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                                 (in thousands)


5.  RELATED PARTY TRANSACTIONS, (continued)

The Company has entered into guarantee agreements with ALIC, AmerUs and AMAL Corporation whereby they guarantee the full, complete and absolute performance of all duties and obligations of the Company.

The Company's variable life and annuity products are distributed through affiliate broker/dealers which are wholly-owned subsidiaries of AMAL Corporation. Policies placed by these affiliates generated commission expense of $24,233, $21,767 and $21,321 for the years ended December 31, 2004, 2003 and
2002, respectively.

The Company has a variable insurance trust (VIT). The Company, ALIC, and an affiliate, First Ameritas Life Insurance Corp. of New York (FALIC), offer the VIT as an investment option to policyowners through their Separate Accounts. The Company had separate account investments of $570,747 and $620,520 in the VIT as of December 31, 2004 and 2003, respectively. ALIC had separate account investments of $2,701 and $4,282 in the VIT as of December 31, 2004 and 2003, respectively. FALIC had separate account investments of $272 and $627 as of December 31, 2004 and 2003, respectively. Affiliates of the Company provide investment advisory and administrative services to the VIT on a fee basis.

The Company offers Calvert Variable Series, Inc. (CVS) mutual funds, an affiliate, to policyowners through the Separate Accounts. Separate Account investments in mutual funds offered through CVS were $85,121 and $65,715 as of December 31, 2004 and 2003, respectively.

The Company provides supervision, training and marketing support for variable product distributions to AIC, an affiliate. The Company received fees of $795, $335, and $493 for these services for the years ended December 31, 2004, 2003, and 2002, respectively. The fees are reflected in other income on the statement of operations.

On April 1, 2002, AMAL Corporation transferred 13.70676 shares of its common stock valued at $18,350 to the Company. The AMAL Corporation stock was immediately distributed by the Company in the following common control group transactions.

Effective April 1, 2002, the Company and Acacia National entered into agreements under which the Company accepted, either on a coinsurance (the fixed account business) or on a modified coinsurance basis (the separate account business), the rights, liabilities and obligations of the variable life and annuity products of Acacia National. In addition, the Company entered into an assumptive reinsurance agreement to assume these ceded policies upon regulatory or policyowner approval as required. These agreements were entered into with Acacia National in exchange for 9.33467 shares of AMAL Corporation common stock valued at $12,500.

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                                 (in thousands)


5.  RELATED PARTY TRANSACTIONS, (continued)

On April 1, 2002, in connection with the reinsurance agreements the following assets and liabilities were transferred from Acacia National to the Company and deferred taxes recorded:

Assets:

       Fixed maturity securities available for sale
         (amortized cost $5,498)                               $     5,930
       Loans on insurance policies                                   3,854
       Cash and cash equivalents                                     1,702
       Accrued investment income                                       197
       Prepaid reinsurance premium                                   1,642
       Deferred policy acquisition costs                            29,785
                                                              -------------
                       Total assets                                 43,110
                                                              -------------

Liabilities:

       Policy and contract reserves                                    560
       Accumulated contract values                                  22,021
       Unearned policy charges                                       1,791
       Unearned reinsurance ceded allowance                          2,158
       Deferred federal income taxes                                 4,765
                                                              -------------
                       Total liabilities                            31,295
                                                              -------------

       Accumulated other comprehensive income                          281
                                                              -------------

                       Net assets transferred                  $    11,534
                                                              =============


This transaction is considered a transaction between entities under common control and as such assets and liabilities were transferred at carrying value and no gain or loss was realized. As a result of this transaction, the net assets transferred to the Company resulted in an increase in the paid in capital of the Company.

Also, on April 1, 2002, the Company transferred 4.37209 shares of AMAL Corporation common stock valued at $5,850 to Acacia Life, in exchange for the right to be the sole underwriter for the future production of all variable life and annuity products sold by the Acacia Life distribution force. This also was a transaction between entities under common control and the field distribution received had no book carrying value.

Transactions with related parties are not necessarily indicative of revenues and expenses which would have occurred had the parties not been related.

6.  BENEFIT PLANS

The Company participates in a non-contributory defined benefit plan (the Plan or Pension Plan) sponsored by AHC. Pension costs include current service costs, which are accrued and funded on a current basis, and post service costs, which are amortized over the average remaining service life of all employees on the adoption date. The assets and liabilities of this plan are held by AHC. Total Company contributions for the years ended December 31, 2004, 2003 and 2002 were $2, $2 and $1, respectively.

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                                 (in thousands)

6.  BENEFIT PLANS, (continued)

The Company's employees and agents participate in a defined contribution plan that covers substantially all full-time employees and agents of AHC and its subsidiaries. Company matching contributions under the defined contribution plan range from 0.5% to 3% of the participant's compensation. In addition, for those employees who do not participate in the pension plan, the Company makes a contribution of 6.0% of the participant's compensation. Total Company contributions for the years ended December 31, 2004, 2003 and 2002 were $108, $78 and $185, respectively.

The Company is also included in the post-retirement benefit plan providing group medical coverage to retired employees of AMAL Corporation and its subsidiaries. For employees eligible to retire on or before January 1, 2000, these benefits are a specified percentage of premium until age 65 and a flat dollar amount thereafter. For employees eligible for retirement after January 1, 2000, benefits will be provided up to the date when the employee becomes eligible for Medicare. Employees become eligible for these benefits upon the attainment of age 55, 15 years of service and participation in the plan for the immediately preceding 5 years. Benefit costs include the expected cost of post retirement benefits for newly eligible employees, interest cost, and gains and losses arising from differences between actuarial assumptions and actual experience. The assets and liabilities of this plan are not segregated. Total Company contributions were $20, $29 and $33 for the years ended December 31, 2004, 2003 and 2002, respectively.

Expenses for the defined benefit plan and post retirement group medical plan are allocated to the Company based on the number of employees in AMAL Corporation and its subsidiaries.

7.  INSURANCE REGULATORY MATTERS

Net income (loss), as determined in accordance with statutory accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska, was $13,054, $20,972 and ($21,376) for 2004, 2003 and 2002,
respectively. The Company's statutory surplus was $110,885, $96,933 and $72,702 at December 31, 2004, 2003 and 2002, respectively. The Company is required to maintain a certain level of surplus to be in compliance with state laws and regulations. Company surplus is monitored by state regulators to ensure compliance with risk based capital requirements. Under statutes of the Insurance Department of the State of Nebraska, the Company is limited in the amount of dividends it can pay to its stockholder.

8.  FAIR VALUE OF FINANCIAL INSTRUMENTS

The following disclosures are made regarding fair value information about certain financial instruments for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates, in many cases, may not be realized in immediate settlement of the instrument. All nonfinancial instruments are excluded from disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The fair value estimates presented herein are based on pertinent information available to management as of December 31, 2004 and 2003. Although management is not aware of any factors that would significantly affect the estimated fair value amounts, such amounts have not been comprehensively revalued for purposes of these financial statements since that date; therefore, current estimates of fair value may differ significantly from the amounts presented herein.

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                                 (in thousands)

8.  FAIR VALUE OF FINANCIAL INSTRUMENTS, (continued)

The following methods and assumptions were used by the Company in estimating its fair value disclosures for each class of financial instrument for which it is practicable to estimate a value:

         Fixed maturity securities available for sale -- For publicly traded securities, fair value is determined using an independent pricing source. For securities without a readily ascertainable fair value, the value has been determined using an interest rate spread matrix based upon quality, weighted average maturity and U.S. Treasury yields.

         Equity securities available for sale -- Fair value is determined using an independent pricing source.

         Mortgage Loans on real estate -- Mortgage loans in good standing are valued on the basis of discounted cash flow. The interest rate that is assumed is based upon the weighted average term of the mortgage and appropriate spread over U.S. Treasuries. There were no mortgage loans in default at December 31, 2004 and 2003.

         Loans on insurance policies -- Fair value for loans on insurance policies are estimated using a discounted cash flow analysis at interest rates currently offered for similar loans with similar remaining terms. Loans on insurance policies with similar characteristics are aggregated for purposes of the calculations.

         Cash and cash equivalents, accrued investment income, reinsurance receivable and recoverable -- The carrying amounts equal fair value.

         Accumulated contract values -- Funds on deposit which do not have fixed maturities are carried at the amount payable on demand at the reporting date, which approximates fair value.

Estimated fair values are as follows:

                                                                                December 31
                                                        ------------------------------------------------------------
                                                                     2004                         2003
                                                        ------------------------------------------------------------
                                                           Carrying         Fair         Carrying        Fair
                                                            Amount          Value         Amount         Value
--------------------------------------------------------------------------------------------------------------------
Financial assets:
   Fixed maturity securities available for sale          $     420,055  $     420,055  $     422,813 $     422,813
   Equity securities available for sale                          1,331          1,331          1,848         1,848
   Mortgage loans on real estate                                10,295         10,676         11,927        12,270
   Loans on insurance policies                                  36,026         30,160         33,851        28,237
   Cash and cash equivalents                                    48,560         48,560         39,385        39,385
   Accrued investment income                                     5,899          5,899          6,085         6,085
   Reinsurance receivable - affiliate                              135            135            117           117
   Reinsurance recoverable                                         938            938          1,502         1,502
Financial liabilities:
   Accumulated contract values excluding amounts held
     under insurance contracts                           $     438,687  $     438,687  $     441,634 $     441,634

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                                 (in thousands)

9.  COMMITMENTS AND CONTINGENCIES

INVESTMENTS
The Company's exposure to credit loss is represented by the contractual notional amount of mortgage loan commitments. The Company uses the same credit policies and collateral requirements in making commitments and conditional obligations as it does for on-balance sheet instruments. There were no mortgage loan commitments outstanding as of December 31, 2004.

LITIGATION
From time to time, the Company is subject to litigation in the normal course of business. Management does not believe that the Company is party to any such pending litigation which would have a material adverse effect on its financial statements or future operations.

10.  SEPARATE ACCOUNTS

The Company is currently marketing variable life and variable annuity products, which have separate accounts as an investment option. Separate Account V (Account V) was formed to receive and invest premium receipts from variable life insurance policies issued by the Company. Separate Account VA-2 (Account VA-2) was formed to receive and invest premium receipts from variable annuity policies issued by the Company. The Company did not make any investments into the separate accounts during 2004, 2003 or 2002.

On October 31, 2002 the Company established Ameritas Variable Separate Account VL (Account VL) and Ameritas Variable Separate Account VA (Account VA) under Nebraska law. Account VL was established to support the variable life contracts assumed under the modified coinsurance arrangement with Acacia National and Account VA was established to support the variable annuity contracts assumed under this arrangement.

During 2004 and 2003, under terms of the assumptive reinsurance agreement with Acacia National, separate account assets and liabilities totaling $210 and $37,582, respectively, were transferred from Acacia National to the Company. Subsequently, $115 and $20,396, respectively, were transferred from the general account to Account VL and $95 and $17,186, respectively, were transferred from the general account to Account VA.

All separate accounts are registered under the Investment Company Act of 1940, as amended, as unit investment trusts. Assets of the separate accounts are invested in mutual funds and are carried at fair value and are only used to support variable products of the Company.

Amounts in the separate accounts include policyowner investments in mutual fund options offered through affiliates (See note 5). Separate account assets and liabilities are segregated from the other assets and liabilities of the Company.

Amounts in the Separate Accounts are as follows:

                                                      December 31
                                          ------------------------------------
                                                    2004             2003
------------------------------------------------------------------------------
Separate Account V                         $       421,461  $       387,590
Separate Account VA-2                            1,334,176        1,315,336
Separate Account VL                                 91,556           82,886
Separate Account VA                                 69,255           77,165
------------------------------------------------------------------------------
                                           $     1,916,448  $     1,862,977
------------------------------------------------------------------------------